U.S. GLOBAL INVESTORS FUNDS


---------------------
 SEMI-ANNUAL REPORT
---------------------

DECEMBER 31, 2000



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 TABLE OF CONTENTS
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Letter to Shareholders                                             1

Management Teams' Perspectives                                     5

Portfolios of Investments                                         32

Statements of Assets and Liabilities                              66

Statements of Operations                                          70

Statements of Changes in Net Assets                               74

Notes to Financial Statements                                     81

Financial Highlights                                              89

Additional Information                                            99













[LOGO]

P.O. Box 781234
San Antonio, Texas 78278-1234
Tel 1*800*US*FUNDS
Fax 210*308*1217
www.usfunds.com

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Dear Shareholder,

Symbolism is so important when your peace of mind,
well-being and money are on the line. Colors,
pictures and words have a way of evoking emotional      [photo of Frank Holmes]
reactions that we often respond to without even realizing their impact. That's why mounds of time, research and resources have gone into studying symbols' effects on us and how they stimulate us, positively or negatively, to behave.

The symbolism we chose to depict for the cover of this report includes traditional representations of strength--Greek columns, an ancient Egyptian pyramid--supporting more modern symbols of commerce and wealth--a $100 bill and the pediment above the entrance to the New York Stock Exchange. In the foreground is the reminder that, although we're not there yet, it will soon be time to be bullish again!

Because the evidence (i.e. rising unemployment reports, constricted bank lending and slipping consumer confidence surveys) suggests a recovery in the markets sometime in the first half of 2001, I want you to be aware of these signals as they are developing and to understand their impact on your investing habits.

Of course, stock market downturns are always an opportunity to increase your stake in preferred investment vehicles at a bargain; however, the current market volatility calls for sensible, big picture decisions made with reasonable frames of reference. Those frames could come in handy as the global "Perfect Storm" syndrome--a term applied by economic research guru Ed Hyman of International
Strategy and Investment--of energy crises, central bank tightenings and tech-related free falls hits the economy at large later this year.

True to form, the stock markets could make their comeback just about the time the economy begins its descent. Historically, in either up or down markets, the stock market is six to nine months ahead of the economy. Whether it takes the form of a "V," "U," "W," or another letter of the alphabet, we may very well see the markets return to meet and beat the heydays of the 90s. Just remember that a long-term outlook will see you through the inevitable corrections and adjustments.

In fact, we may already be near the end of this current bear market. Conventional wisdom, and history, tell us that the average bear market lasts 13 months and, whether we knew it or not, you and I have been enduring this downturn since March 2000--a full 12 months ago! Further, from a contrarian viewpoint, when Time ("How to Survive the Slump," January 8, 2001) and Fortune ("How To Manage For The Slowdown," February 5, 2001) recognize the severity of the decline in print, then it's a sure sign that the stock market is forming a bottom.

                                                                               1

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 U.S. GLOBAL INVESTORS FUNDS
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In the meantime,  negative  fourth-quarter  earnings  results,  coupled with the first rumblings of the Perfect Storm mentioned previously, finally convinced Federal Reserve Board Chairman Alan Greenspan to abandon his sit-tight posture and lower the federal funds rate by a full one-half percent on January 3, and again in late January. This sudden about-face seems to be a collective mea culpa from the Fed's Open Market Committee that its inflation-busting position on interest rates was too severe. A January 8, 2001, weekly market commentary from Credit Suisse First Boston's Equity Research team states, "Mr. Greenspan has now officially served notice that the FOMC will do everything in its power to keep the record economic expansion on track. We view the (Jan. 3) 50-basis-point rate cut as just the beginning of an extended easing cycle."

Eight years of Bill Clinton's entrepreneurial, pragmatic yet opportunistic style of doing business--during the explosive technology sector boom, no less--are coming to an end. It appears that new President George W. Bush, who will no doubt manage his administration in more MBA-type fashion is going to inherit a major hangover from the 10-year-long economic expansion party that characterized the Clinton years.

Yet, the U.S. remains the most powerful economic engine in the world. Therefore, it is critical that Congress and the executive branch cooperate during the next two years on legislation to re-accelerate the American economy beyond the estimated zero-two percent gross domestic product growth for 2001, invigorate the public education system, stem escalating prescription drug prices and reform Social Security.

Sorting out the barrage of conflicting information on the markets and the economy is a difficult task these days even for professional market watchers. Money managers with previous experience in market downturns are in demand, and individuals may be inclined to sit it out rather than see their investments go through volatility only to recover at some point in time.

As a result, we believe there are outstanding buying opportunities ahead for the long-term investor. Following a few sound principles of prudent investing is more important than picking any one stock, bond or fund:

     1. Set your goals. Then decide on a realistic long-term plan for achieving them and stick with it. Time is your ally here, and compounding the interest earned on your savings can pay you through reinvestment.

     2. Our automatic investment plan, the ABC Investment Plan(R), is designed for just such a purpose. This systematic approach to investing, called dollar-cost averaging, provides you with a disciplined program for achieving your financial goals. Of course, no investment plan can guarantee a profit or protect against loss in a declining market, but the ABC Investment Plan(R) can help smooth out the effects of market volatility. You should evaluate your ability to continue in such a program in view of the possibility that you may have to redeem fund



2
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 U.S. GLOBAL INVESTORS FUNDS
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          shares in periods of  declining  share prices as well as in periods of rising prices.

     3. Allocate your assets wisely. Financial planning experts agree that asset allocation is very important in determining both your long-term investment results and the volatility of your investment portfolio. For help in selecting an asset mix that meets your personal financial goals and needs, complete our online asset allocation worksheet at www.usfunds.com.

     4. The best way to time the market is to invest every month in several different asset classes. The rule of thumb here is to invest often and regularly, without regard to short-term market fluctuations. Keep in mind that the markets are unpredictable, so don't try to outguess them.

If the current volatility leaves you slightly uncomfortable, you may want to consider a money market fund with a competitive yield as the solid foundation for your investments. Our U.S. Treasury Securities Cash Fund and U.S. Government Securities Savings Fund invest in short-term U.S. government securities, generally considered to be among the safest securities in the world.(1) The U.S. Government Securities Savings Fund has a "safety first" investment philosophy dedicated to providing higher yields and was ranked #1 for the 10 year-period by Lipper Analytical Services.(2)

We believe that gold will some day have its time in the sun, although it has been cloudy for some time. We continue to recommend that investors maintain some degree of exposure to gold equities in their portfolios. With many of the gold companies today trading at or near their 52-week lows, we believe that gold offers good value as long as one is selective. In analyzing the competition's portfolios, we have discovered that many are no longer pure gold funds. To remain competitive, our Gold Shares Fund and World Gold Fund are diversifying into other precious metals such as platinum and palladium.(3)

Repercussions in the Middle East are still likely to continue to drive inflation and oil-related fears and a sensible inflation and currency hedge is probably advisable. We suggest that you visit the website of the World Gold Council (www.gold.org) to learn more about the long-term significance of having gold as part of your diversified financial plan.

Not only is the U.S. economy now slowing but also an energy/power crisis of serious proportions is igniting on the West Coast. The West Coast regional economy, heavily reliant on gas-generated power for its mobility and agility, could be faced with an energy financial crisis along the lines of the Orange County, California, financial debacle of the mid-1990s. As a nation, we consume about 40 percent of the world's energy resources, making us dependent on the whims and moods of OPEC. Our Global Resources Fund is positioned to participate in the current global demand for energy and basic materials.(4)

                                                                               3

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I encourage you to consider the symbols that are most meaningful to you and your family's financial future. Whether it be a secure retirement, a college education for your child or some other outward symbol of an inner goal, now is an excellent time to review your overall financial plan, make adjustments and vow to diversify in a manner consistent with your risk comfort level. Potential opportunities are readily available, even in a down market. And by all means, consider opening an individual retirement account (IRA) by April 16, to take advantage of favorable tax deferral benefits. You will also want to stay tuned for news out of Washington regarding legislation to increase tax-advantaged contributions to various retirement investments, including the IRA, Roth IRA, 401(k) and 403(b) accounts.

Sincerely,

/s/ Frank Holmes

Frank Holmes
Chairman & CEO

For more information on any of our funds, including charges and ongoing expenses, obtain a prospectus by logging on to www.usfunds.com or by calling 1-800-US-FUNDS. Please read the prospectus carefully before you invest or send money.


(1)Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The adviser for the U.S. Government Securities Savings Fund guaranteed total fund operating expenses (as a percentage of net assets) will not exceed 0.40% through June 30, 2001.

(2)The fund ranked 1 out of 51 government money market funds for the 10-year period's total return as of 12/31/00. Lipper defines a government money market fund as a fund that invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies or its instrumentalities with dollar-weighted average maturities of less than 90 days.

(3)The funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The price of gold is subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 3% - 5% of your portfolio in gold or gold stocks.

(4)Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk.

4

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 MONEY MARKET FUNDS
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MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The U.S. Treasury Securities Cash Fund seeks to obtain a high level of current income while maintaining the highest degree of safety of principal and liquidity. The U.S. Government Securities Savings Fund seeks to achieve a consistently high yield with safety of principal.

PERFORMANCE

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 U.S. TREASURY SECURITIES CASH FUND         As of December 31, 2000
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   7-Day Yield                                              5.19%
   --------------------------------------------------------------
   7-Day Effective Yield                                    5.33%
   --------------------------------------------------------------
   Weighted Average Days to Maturity                          35
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 U.S. GOVERNMENT SECURITIES SAVINGS FUND    As of December 31, 2000
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   7-Day Yield                                              6.02%
   --------------------------------------------------------------
   7-Day Effective Yield                                    6.20%
   --------------------------------------------------------------
   Weighted Average Days to Maturity                          38
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An investment in either the U.S. Government  Securities Savings Fund or the U.S.
Treasury Securities Cash Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

A lot has changed in the last six months. Expectations shifted from the Federal Reserve (Fed), continuing to raise interest rates by another 25-50 basis points to expectations of 100 basis points of Fed easing by the end of 2001. The treasury yield curve went from slightly positive to extremely inverted as markets priced in several rate cuts by the Fed. The economy has clearly slowed in the last six months, punctuated by the weakest holiday retailing season in five years. This can also be seen in slowing auto sales, a less robust housing market, earnings warnings and a weak stock market.

                                                                               5

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 MONEY MARKET FUNDS
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INVESTMENT HIGHLIGHTS

The funds performed well in this environment, as short-term yields were relatively stable. In particular, the U.S. Government Securities Savings Fund reduced its exposure to variable rate securities as expectations shifted toward lower rates. The fund's yield was very stable during the period, ending the quarter approximately where it began.

CURRENT OUTLOOK

On January 3, and then again on January 31, 2001, the Fed cut interest rates by 50 basis points per announcement. The magnitude and timing of any additional rate cuts becomes the real question. The economic slowdown is currently gaining momentum; current expectations are for the economy to bottom out by midyear. Talk of a recession has surfaced, and current expectations are for the economy to grow by approximately zero to two percent in 2001. This scenario assumes little or no growth in the first half and a reasonable acceleration in the second half.

6

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 TAX FREE FUNDS
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MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Tax Free and Near-Term Tax Free Funds seek to provide a high level of current income that is exempt from federal income taxation and to preserve capital. The Near-Term Tax Free Fund will maintain a weighted average maturity of less than five years, while the Tax Free Fund will generally maintain a longer weighted average maturity.

PERFORMANCE

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 NEAR-TERM TAX FREE FUND
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       [Linear graph plotted from the data points in the following table.]

                              Lehmann
               Near-Term      3-Year
               Tax Free       Municipal Bond
   Date        Fund           Index
   --------    -----------    -----------
   12/31/90    $ 10,000.00    $ 10,000.00
   01/31/91    $ 10,029.97    $ 10,126.64
   02/28/91     $ 9,979.92    $ 10,217.90
   03/28/91     $ 9,959.82    $ 10,222.55
   04/30/91    $ 10,141.64    $ 10,322.19
   05/31/91    $ 10,223.02    $ 10,388.30
   06/28/91    $ 10,141.32    $ 10,397.62
   07/31/91    $ 10,305.55    $ 10,480.49
   08/30/91    $ 10,480.74    $ 10,584.78
   09/30/91    $ 10,605.14    $ 10,673.25
   10/31/91    $ 10,740.57    $ 10,749.60
   11/29/91    $ 10,730.10    $ 10,812.93
   12/31/91    $ 10,972.06    $ 11,028.96
   01/31/92    $ 10,950.88    $ 11,076.45
   02/28/92    $ 10,940.22    $ 11,080.17
   03/31/92    $ 10,940.22    $ 11,055.03
   04/30/92    $ 11,026.28    $ 11,138.84
   05/29/92    $ 11,188.43    $ 11,231.96
   06/30/92    $ 11,383.96    $ 11,368.84
   07/31/92    $ 11,766.34    $ 11,590.46
   08/31/92    $ 11,491.94    $ 11,538.32
   09/30/92    $ 11,547.08    $ 11,632.37
   10/30/92    $ 11,236.79    $ 11,586.74
   11/30/92    $ 11,548.62    $ 11,667.75
   12/31/92    $ 11,693.95    $ 11,738.52
   01/29/93    $ 11,817.64    $ 11,826.99
   02/26/93    $ 12,326.05    $ 12,011.36
   03/31/93    $ 12,144.45    $ 11,975.98
   04/30/93    $ 12,269.88    $ 12,045.81
   05/28/93    $ 12,258.43    $ 12,077.47
   06/30/93    $ 12,419.57    $ 12,155.69
   07/30/93    $ 12,454.26    $ 12,161.28
   08/31/93    $ 12,581.82    $ 12,274.89
   09/30/93    $ 12,674.85    $ 12,328.89
   10/29/93    $ 12,709.89    $ 12,354.97
   11/30/93    $ 12,674.72    $ 12,338.21
   12/31/93    $ 12,839.63    $ 12,468.57
   01/31/94    $ 12,923.16    $ 12,569.14
   02/28/94    $ 12,791.53    $ 12,451.81
   03/31/94    $ 12,587.35    $ 12,301.89
   04/29/94    $ 12,611.46    $ 12,374.52
   05/31/94    $ 12,659.88    $ 12,432.26
   06/30/94    $ 12,672.03    $ 12,435.98
   07/29/94    $ 12,781.79    $ 12,539.34
   08/31/94    $ 12,818.49    $ 12,584.04
   09/30/94    $ 12,806.21    $ 12,552.38
   10/31/94    $ 12,781.58    $ 12,521.65
   11/30/94    $ 12,744.53    $ 12,499.30
   12/30/94    $ 12,831.32    $ 12,553.31
   01/31/95    $ 12,918.35    $ 12,657.60
   02/28/95    $ 12,993.17    $ 12,790.76
   03/31/95    $ 13,080.79    $ 12,905.30
   04/28/95    $ 13,118.49    $ 12,949.06
   05/31/95    $ 13,257.24    $ 13,147.41
   06/30/95    $ 13,307.89    $ 13,179.07
   07/31/95    $ 13,384.15    $ 13,317.81
   08/31/95    $ 13,447.88    $ 13,422.11
   09/29/95    $ 13,486.27    $ 13,460.29
   10/31/95    $ 13,537.65    $ 13,524.54
   11/30/95    $ 13,627.90    $ 13,611.14
   12/29/95    $ 13,666.72    $ 13,667.01
   01/31/96    $ 13,770.85    $ 13,774.09
   02/29/96    $ 13,770.85    $ 13,776.89
   03/29/96    $ 13,705.34    $ 13,743.37
   04/30/96    $ 13,705.34    $ 13,760.13
   05/31/96    $ 13,718.53    $ 13,772.23
   06/28/96    $ 13,797.98    $ 13,854.18
   07/31/96    $ 13,877.74    $ 13,931.46
   08/30/96    $ 13,917.77    $ 13,951.95
   09/30/96    $ 14,011.54    $ 14,036.69
   10/31/96    $ 14,105.66    $ 14,134.46
   11/29/96    $ 14,254.14    $ 14,266.69
   12/31/96    $ 14,254.14    $ 14,273.21
   01/31/97    $ 14,308.60    $ 14,335.60
   02/28/97    $ 14,387.87    $ 14,405.44
   03/31/97    $ 14,291.85    $ 14,330.94
   04/30/97    $ 14,362.07    $ 14,392.40
   05/30/97    $ 14,496.16    $ 14,509.73
   06/30/97    $ 14,605.75    $ 14,595.40
   07/31/97    $ 14,849.41    $ 14,768.60
   08/29/97    $ 14,772.58    $ 14,739.73
   09/30/97    $ 14,911.33    $ 14,844.96
   10/31/97    $ 14,976.04    $ 14,911.07
   11/28/97    $ 15,024.03    $ 14,953.91
   12/31/97    $ 15,181.21    $ 15,055.40
   01/30/98    $ 15,303.46    $ 15,155.04
   02/27/98    $ 15,296.33    $ 15,186.70
   03/31/98    $ 15,290.60    $ 15,210.91
   04/30/98    $ 15,270.50    $ 15,190.43
   05/29/98    $ 15,436.17    $ 15,331.04
   06/30/98    $ 15,485.31    $ 15,382.25
   07/31/98    $ 15,531.89    $ 15,438.12
   08/31/98    $ 15,707.22    $ 15,588.04
   09/30/98    $ 15,859.75    $ 15,686.75
   10/30/98    $ 15,852.40    $ 15,763.11
   11/30/98    $ 15,875.99    $ 15,801.29
   12/31/98    $ 15,884.87    $ 15,839.46
   01/29/99    $ 16,024.42    $ 15,982.87
   02/26/99    $ 15,985.70    $ 16,000.56
   03/31/99    $ 15,999.15    $ 16,014.53
   04/30/99    $ 16,050.13    $ 16,063.88
   05/28/99    $ 16,005.00    $ 16,040.60
   06/30/99    $ 15,849.63    $ 15,944.69
   07/30/99    $ 15,925.32    $ 16,023.84
   08/31/99    $ 15,876.69    $ 16,043.39
   09/30/99    $ 15,920.92    $ 16,103.92
   10/29/99    $ 15,891.86    $ 16,105.78
   11/30/99    $ 15,980.83    $ 16,176.55
   12/31/99    $ 15,948.50    $ 16,150.48
   01/31/00    $ 15,928.41    $ 16,179.35
   02/29/00    $ 15,981.14    $ 16,230.56
   03/31/00    $ 16,114.97    $ 16,314.37
   04/28/00    $ 16,072.80    $ 16,316.23
   05/31/00    $ 16,055.57    $ 16,332.99
   06/30/00    $ 16,269.44    $ 16,539.71
   07/31/00    $ 16,419.35    $ 16,673.76
   08/31/00    $ 16,563.43    $ 16,799.73
   09/29/00    $ 16,555.49    $ 16,804.57
   10/31/00    $ 16,662.35    $ 16,899.86
   11/30/00    $ 16,735.98    $ 16,967.69
   12/31/00    $ 16,983.32    $ 17,156.65

------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                      For the Periods Ended
                                                     December 31, 2000
------------------------------------------------------------------------
                              Ten Year  Five Year  One Year  Six Month

  Near-Term Tax Free Fund      5.44%      4.44%     6.49%      4.39%
  --------------------------------------------------------------------
  Lehman 3-Year Municipal

    Bond Index                 5.55%      4.65%     6.23%      3.73%

  Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. Lehman Brothers Bond Indexes include fixed-rate debt issues rated investment grade or higher by Moody's Investment Service, Standard & Poor's, or Fitch Investor's Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million. Intermediate indexes include bonds with maturities of up to ten years, and long-term indexes include those with maturities of ten years or longer.

------------------------------------------------------------------------





                                                                               7

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 TAX FREE FUNDS
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 TAX FREE FUND
---------------------------------------------------------------------



      [Linear graph plotted from the data points in the following table.]

                                             Lehman 10-Year
                      Tax Free               Municipal Bond
   Date               Fund                   Index
   --------           -----------            -----------
   12/31/90           $ 10,000.00            $ 10,000.00
   01/31/91           $ 10,124.33            $ 10,164.97
   02/28/91           $ 10,151.07            $ 10,252.33
   03/28/91           $ 10,133.18            $ 10,247.04
   04/30/91           $ 10,285.76            $ 10,388.44
   05/31/91           $ 10,348.87            $ 10,466.86
   06/28/91           $ 10,276.43            $ 10,454.67
   07/31/91           $ 10,430.90            $ 10,563.98
   08/30/91           $ 10,549.54            $ 10,706.59
   09/30/91           $ 10,659.43            $ 10,870.75
   10/31/91           $ 10,742.20            $ 10,959.33
   11/29/91           $ 10,732.96            $ 10,977.61
   12/31/91           $ 10,992.48            $ 11,211.65
   01/31/92           $ 10,964.05            $ 11,235.22
   02/28/92           $ 10,973.58            $ 11,218.15
   03/31/92           $ 10,964.01            $ 11,201.09
   04/30/92           $ 11,050.57            $ 11,307.55
   05/29/92           $ 11,195.46            $ 11,440.01
   06/30/92           $ 11,409.08            $ 11,638.29
   07/31/92           $ 11,838.51            $ 12,019.83
   08/31/92           $ 11,603.31            $ 11,877.62
   09/30/92           $ 11,642.67            $ 11,976.76
   10/30/92           $ 11,385.48            $ 11,854.46
   11/30/92           $ 11,644.02            $ 12,071.02
   12/31/92           $ 11,783.83            $ 12,211.61
   01/29/93           $ 11,874.40            $ 12,417.21
   02/26/93           $ 12,288.74            $ 12,871.48
   03/31/93           $ 12,126.37            $ 12,683.76
   04/30/93           $ 12,289.42            $ 12,804.44
   05/28/93           $ 12,330.35            $ 12,849.13
   06/30/93           $ 12,546.13            $ 13,102.68
   07/30/93           $ 12,566.76            $ 13,135.59
   08/31/93           $ 12,825.77            $ 13,407.83
   09/30/93           $ 12,981.80            $ 13,572.79
   10/29/93           $ 13,023.61            $ 13,595.14
   11/30/93           $ 12,897.57            $ 13,483.81
   12/31/93           $ 13,171.99            $ 13,771.48
   01/31/94           $ 13,311.89            $ 13,940.51
   02/28/94           $ 13,020.15            $ 13,558.57
   03/31/94           $ 12,531.49            $ 13,040.92
   04/29/94           $ 12,575.15            $ 13,184.35
   05/31/94           $ 12,695.85            $ 13,289.59
   06/30/94           $ 12,640.70            $ 13,232.29
   07/29/94           $ 12,840.29            $ 13,454.55
   08/31/94           $ 12,907.11            $ 13,506.56
   09/30/94           $ 12,750.39            $ 13,324.94
   10/31/94           $ 12,503.03            $ 13,130.31
   11/30/94           $ 12,198.08            $ 12,882.04
   12/30/94           $ 12,482.02            $ 13,114.05
   01/31/95           $ 12,825.87            $ 13,453.74
   02/28/95           $ 13,102.19            $ 13,834.46
   03/31/95           $ 13,275.66            $ 14,021.37
   04/28/95           $ 13,310.50            $ 14,038.44
   05/31/95           $ 13,648.80            $ 14,483.77
   06/30/95           $ 13,590.23            $ 14,393.56
   07/31/95           $ 13,660.82            $ 14,604.85
   08/31/95           $ 13,790.70            $ 14,803.14
   09/29/95           $ 13,885.57            $ 14,897.81
   10/31/95           $ 14,052.29            $ 15,069.68
   11/30/95           $ 14,231.68            $ 15,272.03
   12/29/95           $ 14,363.79            $ 15,365.49
   01/31/96           $ 14,448.21            $ 15,521.11
   02/29/96           $ 14,375.54            $ 15,457.32
   03/29/96           $ 14,205.28            $ 15,265.13
   04/30/96           $ 14,168.66            $ 15,211.08
   05/31/96           $ 14,180.92            $ 15,168.42
   06/28/96           $ 14,304.02            $ 15,312.66
   07/31/96           $ 14,427.54            $ 15,459.35
   08/30/96           $ 14,427.54            $ 15,459.75
   09/30/96           $ 14,601.97            $ 15,618.63
   10/31/96           $ 14,726.99            $ 15,816.10
   11/29/96           $ 14,952.97            $ 16,136.28
   12/31/96           $ 14,915.15            $ 16,063.55
   01/31/97           $ 14,965.80            $ 16,126.93
   02/28/97           $ 15,090.41            $ 16,278.90
   03/31/97           $ 14,948.69            $ 16,060.70
   04/30/97           $ 15,075.62            $ 16,178.94
   05/30/97           $ 15,266.15            $ 16,408.11
   06/30/97           $ 15,438.08            $ 16,589.33
   07/31/97           $ 15,821.11            $ 17,055.38
   08/29/97           $ 15,686.87            $ 16,890.01
   09/30/97           $ 15,858.27            $ 17,104.14
   10/31/97           $ 15,933.16            $ 17,194.75
   11/28/97           $ 16,026.80            $ 17,274.39
   12/31/97           $ 16,270.31            $ 17,547.03
   01/30/98           $ 16,412.55            $ 17,741.66
   02/27/98           $ 16,391.20            $ 17,740.44
   03/31/98           $ 16,375.13            $ 17,728.25
   04/30/98           $ 16,306.56            $ 17,630.73
   05/29/98           $ 16,571.14            $ 17,930.60
   06/30/98           $ 16,628.05            $ 17,996.42
   07/31/98           $ 16,681.20            $ 18,025.27
   08/31/98           $ 16,943.94            $ 18,338.55
   09/30/98           $ 17,144.57            $ 18,611.19
   10/30/98           $ 17,086.64            $ 18,619.32
   11/30/98           $ 17,165.57            $ 18,674.98
   12/31/98           $ 17,183.64            $ 18,733.09
   01/29/99           $ 17,384.98            $ 19,019.95
   02/26/99           $ 17,269.92            $ 18,849.29
   03/31/99           $ 17,299.48            $ 18,839.54
   04/30/99           $ 17,347.53            $ 18,889.93
   05/28/99           $ 17,194.34            $ 18,757.47
   06/30/99           $ 16,858.42            $ 18,408.84
   07/30/99           $ 16,892.71            $ 18,532.36
   08/31/99           $ 16,676.17            $ 18,464.10
   09/30/99           $ 16,670.41            $ 18,526.27
   10/29/99           $ 16,401.49            $ 18,395.43
   11/30/99           $ 16,601.79            $ 18,596.56
   12/31/99           $ 16,422.51            $ 18,499.86
   01/31/00           $ 16,256.52            $ 18,424.28
   02/29/00           $ 16,485.18            $ 18,568.93
   03/31/00           $ 16,923.60            $ 18,930.15
   04/28/00           $ 16,791.24            $ 18,835.07
   05/31/00           $ 16,652.43            $ 18,723.33
   06/30/00           $ 17,123.08            $ 19,232.05
   07/31/00           $ 17,368.34            $ 19,498.85
   08/31/00           $ 17,635.66            $ 19,800.40
   09/29/00           $ 17,503.73            $ 19,709.75
   10/31/00           $ 17,729.00            $ 19,911.40
   11/30/00           $ 17,872.66            $ 20,018.70
   12/31/00           $ 18,351.31            $ 20,490.44


-------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                       December 31, 2000
-------------------------------------------------------------------------
                                Ten Year  Five Year  One Year  Six Month

  Tax Free Fund                  6.26%      5.02%     11.74%     7.17%
  ----------------------------------------------------------------------
  Lehman 10-Year Municipal

    Bond Index                   7.44%      5.93%     10.76%     6.54%

  Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. Lehman Brothers Bond Indexes include fixed-rate debt issues rated investment grade or higher by Moody's Investment Service, Standard & Poor's, or Fitch Investor's Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million. Intermediate indexes include bonds with maturities of up to ten years, and long-term indexes include those with maturities of ten years or longer.

-------------------------------------------------------------------------


SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

Municipal yields fell sharply during the past six months, even though the Fed had not officially lowered interest rates. The Bond Buyer 40 Municipal Bond Index, which represents long-term municipal bonds, fell by approximately 60 basis points during that time, from approximately 6 percent to 5.40 percent. Economic weakness began to surface and expectations of lower interest rates intensified as the year came to a close. Based on this weakness, the Fed lowered interest rates by 50 basis points on January 3, 2001 and another 50 basis points on January 31, 2001.

Retail sales weakened significantly toward the end of the period and posted the weakest holiday shopping season in five years. A general slowdown in overall business activity, which accelerated rapidly in December, has some market participants anticipating a recession. Municipal

---------------------------------------------------------------------
 TAX FREE FUNDS
---------------------------------------------------------------------


issuance remained relatively light, and retail investors were the primary drivers of demand. Both are trends we have witnessed for some time. Municipal bonds realized good returns relative to other fixed income markets. This can be attributed to the relative cheapness of municipals at the beginning of the period and investors' preference for high credit quality at the end of the period.

INVESTMENT HIGHLIGHTS

The same trends that have driven the market in the past year and half continued. The municipal market favored high quality and general obligations while neglecting healthcare bonds and low quality issues. The funds benefited from maintaining longer average maturities then normal, particularly in the fourth quarter. The markets began to favor discount bonds during the period, and both funds benefited from that trend.

CURRENT OUTLOOK

The Fed may be positioned to cut interest rates again in 2001, which should be positive for bonds in general. The markets have already priced some rate cuts into their expectations, so the duration and magnitude of the Fed rate cuts will play a big role in 2001. A tax cut also appears likely in 2001, as a weakening economy and weak stock market have generated support for such a measure. The current tax cut proposals are not expected to materially affect the municipal market.


---------------------------------------------------------------------
 MUNICIPAL BOND RATINGS                            December 31, 2000
 (BASED ON TOTAL INVESTMENTS)
---------------------------------------------------------------------

---------------------------------------------------------------------
 NEAR-TERM TAX FREE FUND
---------------------------------------------------------------------
   AAA                                                     46.41%
   --------------------------------------------------------------
   AA                                                      28.94%
   --------------------------------------------------------------
   A                                                       15.48%
   --------------------------------------------------------------
   BBB                                                      4.96%
---------------------------------------------------------------------

---------------------------------------------------------------------
 TAX FREE FUND
---------------------------------------------------------------------
   AAA                                                     53.19%
   --------------------------------------------------------------
   AA                                                      26.95%
   --------------------------------------------------------------
   A                                                        8.35%
   --------------------------------------------------------------
   BBB                                                      4.58%
---------------------------------------------------------------------

---------------------------------------------------------------------
 EQUITY INCOME FUND
---------------------------------------------------------------------


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Equity Income Fund invests in equity and debt securities that demonstrate attractive value in the ever-changing financial marketplace. With an emphasis on both income generation and capital appreciation, the fund seeks to enable investors to lessen their risk exposure with lower volatility while taking advantage of growth opportunities. More specifically, the fund seeks to invest in companies with strong earnings and dividend growth. Benchmarked to BARRA Value, the fund is invested across 10 of the 11 S&P industry sectors.

PERFORMANCE

---------------------------------------------------------------------
 EQUITY INCOME FUND
---------------------------------------------------------------------



      [Linear graph plotted from the data points in the following table.]


                      Equity                                  S&P/Barra
                      Income              S&P 500             500 Value
      Date            Fund                Index               Index
      --------        -----------         -----------         -----------
      12/31/90        $ 10,000.00         $ 10,000.00         $ 10,000.00
      01/31/91         $ 9,982.47         $ 10,434.41         $ 10,473.00
      02/28/91        $ 10,341.81         $ 11,179.71         $ 11,155.85
      03/28/91        $ 10,297.98         $ 11,450.16         $ 11,257.37
      04/30/91        $ 10,297.98         $ 11,477.38         $ 11,346.28
      05/31/91        $ 10,403.60         $ 11,970.82         $ 11,887.50
      06/28/91        $ 10,042.74         $ 11,422.81         $ 11,296.69
      07/31/91        $ 10,282.27         $ 11,954.77         $ 11,745.17
      08/30/91        $ 10,539.55         $ 12,237.17         $ 11,915.48
      09/30/91        $ 10,814.57         $ 12,032.30         $ 11,790.38
      10/31/91        $ 10,948.64         $ 12,193.71         $ 11,962.51
      11/29/91        $ 10,993.32         $ 11,703.74         $ 11,295.01
      12/31/91        $ 11,431.27         $ 13,039.99         $ 12,256.22
      01/31/92        $ 11,061.06         $ 12,797.29         $ 12,256.22
      02/28/92        $ 11,322.92         $ 12,962.96         $ 12,505.01
      03/31/92        $ 11,133.30         $ 12,711.14         $ 12,308.69
      04/30/92        $ 11,314.92         $ 13,083.95         $ 12,909.34
      05/29/92        $ 11,732.64         $ 13,147.93         $ 12,945.50
      06/30/92        $ 11,551.02         $ 12,952.39         $ 12,839.34
      07/31/92        $ 12,117.16         $ 13,481.10         $ 13,302.84
      08/31/92        $ 12,053.24         $ 13,205.70         $ 12,917.05
      09/30/92        $ 12,108.03         $ 13,360.94         $ 13,059.15
      10/30/92        $ 12,163.15         $ 13,406.80         $ 12,954.15
      11/30/92        $ 12,135.59         $ 13,862.05         $ 13,304.94
      12/31/92        $ 12,356.07         $ 14,032.11         $ 13,546.17
      01/29/93        $ 12,464.20         $ 14,149.31         $ 13,920.30
      02/26/93        $ 13,093.31         $ 14,342.08         $ 14,399.87
      03/31/93        $ 13,515.99         $ 14,644.49         $ 14,797.74
      04/30/93        $ 13,397.69         $ 14,290.53         $ 14,737.96
      05/28/93        $ 13,585.00         $ 14,671.86         $ 15,013.10
      06/30/93        $ 13,939.90         $ 14,714.68         $ 15,211.57
      07/30/93        $ 14,118.36         $ 14,655.44         $ 15,400.52
      08/31/93        $ 14,852.04         $ 15,210.28         $ 16,003.91
      09/30/93        $ 14,742.98         $ 15,093.64         $ 15,998.05
      10/29/93        $ 14,792.72         $ 15,405.65         $ 16,084.95
      11/30/93        $ 14,086.41         $ 15,258.82         $ 15,797.16
      12/31/93        $ 14,544.02         $ 15,443.30         $ 16,066.08
      01/31/94        $ 14,895.23         $ 15,967.83         $ 16,815.05
      02/28/94        $ 14,254.79         $ 15,534.82         $ 16,206.74
      03/31/94        $ 13,418.10         $ 14,858.85         $ 15,540.18
      04/29/94        $ 13,708.67         $ 15,049.21         $ 15,867.49
      05/31/94        $ 13,428.48         $ 15,295.22         $ 16,130.05
      06/30/94        $ 13,137.91         $ 14,920.93         $ 15,683.96
      07/29/94        $ 13,576.88         $ 15,410.54         $ 16,214.54
      08/31/94        $ 13,806.82         $ 16,040.90         $ 16,672.92
      09/30/94        $ 13,524.62         $ 15,648.96         $ 16,085.64
      10/31/94        $ 13,682.25         $ 16,000.03         $ 16,435.79
      11/30/94        $ 13,125.30         $ 15,418.05         $ 15,769.82
      12/30/94        $ 13,051.74         $ 15,646.46         $ 15,963.50
      01/31/95        $ 13,348.85         $ 16,051.94         $ 16,395.82
      02/28/95        $ 13,582.29         $ 16,676.89         $ 17,032.13
      03/31/95        $ 13,645.96         $ 17,168.21         $ 17,501.75
      04/28/95        $ 13,966.04         $ 17,673.37         $ 18,077.95
      05/31/95        $ 14,446.15         $ 18,378.68         $ 18,882.27
      06/30/95        $ 14,350.13         $ 18,804.82         $ 19,025.62
      07/31/95        $ 14,597.36         $ 19,428.15         $ 19,680.97
      08/31/95        $ 14,618.86         $ 19,476.64         $ 19,849.08
      09/29/95        $ 15,113.32         $ 20,298.13         $ 20,539.47
      10/31/95        $ 14,918.87         $ 20,225.61         $ 20,219.64
      11/30/95        $ 15,394.20         $ 21,112.47         $ 21,279.43
      12/29/95        $ 15,966.75         $ 21,519.15         $ 21,869.20
      01/31/96        $ 16,254.04         $ 22,250.72         $ 22,523.93
      02/29/96        $ 16,287.19         $ 22,457.72         $ 22,735.10
      03/29/96        $ 16,320.34         $ 22,673.94         $ 23,267.29
      04/30/96        $ 16,464.97         $ 23,007.92         $ 23,504.17
      05/31/96        $ 16,476.09         $ 23,600.27         $ 23,858.44
      06/28/96        $ 16,731.97         $ 23,690.25         $ 23,743.27
      07/31/96        $ 16,138.40         $ 22,644.19         $ 22,741.58
      08/30/96        $ 16,407.18         $ 23,122.55         $ 23,369.43
      09/30/96        $ 16,507.98         $ 24,422.79         $ 24,370.33
      10/31/96        $ 16,755.88         $ 25,096.12         $ 25,195.30
      11/29/96        $ 17,488.32         $ 26,991.42         $ 27,122.72
      12/31/96        $ 17,634.80         $ 26,456.74         $ 26,678.88
      01/31/97        $ 18,071.05         $ 28,108.74         $ 27,908.51
      02/28/97        $ 18,110.70         $ 28,329.41         $ 28,111.48
      03/31/97        $ 17,342.65         $ 27,167.57         $ 27,149.00
      04/30/97        $ 17,555.77         $ 28,788.00         $ 28,166.86
      05/30/97        $ 18,488.17         $ 30,539.41         $ 29,933.60
      06/30/97        $ 19,337.99         $ 31,906.82         $ 31,077.90
      07/31/97        $ 19,951.89         $ 34,444.18         $ 33,564.23
      08/29/97        $ 19,364.68         $ 32,516.00         $ 32,047.39
      09/30/97        $ 20,451.02         $ 34,295.79         $ 33,926.28
      10/31/97        $ 20,102.35         $ 33,151.69         $ 32,679.58
      11/28/97        $ 21,041.09         $ 34,685.09         $ 33,925.29
      12/31/97        $ 21,704.91         $ 35,280.34         $ 34,678.51
      01/30/98        $ 21,704.91         $ 35,670.18         $ 34,251.01
      02/27/98        $ 22,557.60         $ 38,241.37         $ 36,820.13
      03/31/98        $ 24,053.69         $ 40,198.08         $ 38,685.12
      04/30/98        $ 24,053.69         $ 40,602.30         $ 39,143.01
      05/29/98        $ 23,742.51         $ 39,905.37         $ 38,592.35
      06/30/98        $ 23,963.45         $ 41,525.12         $ 38,885.42
      07/31/98        $ 23,666.25         $ 41,084.06         $ 38,040.80
      08/31/98        $ 21,726.65         $ 35,150.27         $ 31,923.95
      09/30/98        $ 22,759.02         $ 37,402.13         $ 33,863.54
      10/30/98        $ 23,386.42         $ 40,441.75         $ 36,516.12
      11/30/98        $ 24,217.73         $ 42,891.84         $ 38,418.21
      12/31/98        $ 24,749.72         $ 45,361.85         $ 39,767.57
      01/29/99        $ 24,540.72         $ 47,258.02         $ 40,570.88
      02/26/99        $ 23,774.36         $ 45,789.51         $ 39,697.40
      03/31/99        $ 24,143.61         $ 47,621.01         $ 40,900.48
      04/30/99        $ 25,174.34         $ 49,465.11         $ 44,426.52
      05/28/99        $ 24,545.42         $ 48,298.70         $ 43,641.49
      06/30/99        $ 25,521.99         $ 50,977.01         $ 45,317.66
      07/30/99        $ 24,892.25         $ 49,387.65         $ 43,924.27
      08/31/99        $ 23,982.63         $ 49,143.13         $ 42,811.58
      09/30/99        $ 23,527.81         $ 47,797.58         $ 41,136.50
      10/29/99        $ 24,962.22         $ 50,820.96         $ 43,458.77
      11/30/99        $ 25,364.56         $ 51,853.98         $ 43,204.04
      12/31/99        $ 26,364.75         $ 54,906.17         $ 44,827.37
      01/31/00        $ 26,364.75         $ 52,147.88         $ 43,360.56
      02/29/00        $ 25,632.39         $ 51,161.77         $ 40,562.75
      03/31/00        $ 27,097.10         $ 56,163.64         $ 44,724.59
      04/28/00        $ 26,242.69         $ 54,474.51         $ 44,380.28
      05/31/00        $ 25,673.08         $ 53,359.65         $ 44,411.85
      06/30/00        $ 25,184.84         $ 54,675.35         $ 42,604.39
      07/31/00        $ 25,062.78         $ 53,821.31         $ 43,410.48
      08/31/00        $ 26,975.04         $ 57,162.50         $ 46,217.83
      09/29/00        $ 26,079.94         $ 54,145.47         $ 46,156.17
      10/31/00        $ 25,083.13         $ 53,915.81         $ 46,960.78
      11/30/00        $ 23,231.90         $ 49,668.22         $ 44,464.71
      12/31/00        $ 24,533.86         $ 49,911.88         $ 46,702.37


--------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                       December 31, 2000
--------------------------------------------------------------------------
                                Ten Year  Five Year  One Year   Six Month

  Equity Income Fund              9.39%     8.97%    (6.94)%     (2.58)%
  -----------------------------------------------------------------------
  S&P 500 Index                  17.44%    18.32%    (9.10)%     (8.71)%
  -----------------------------------------------------------------------
  S&P/BARRA 500 Value Index      16.66%    16.39%     4.18%       9.62%

  Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The S&P 500 Index is an unmanaged but commonly used measure of common stock total return performance. The S&P/BARRA 500 Value Index is a capitalization-weighted index of all stocks in the S&P 500 that have low price-to-book ratios. The index is rebalanced semi-annually on January 1 and July 1. It is designed so that approximately 50% of the S&P 500 Index market capitalization is in the Value Index.

--------------------------------------------------------------------------

---------------------------------------------------------------------
 EQUITY INCOME FUND
---------------------------------------------------------------------


SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT
AFFECTED THE FUND

The year 2000 saw a return to solid, fundamentally-driven value investing. Gone is the high-flying Internet craze with abnormally high valuations, and here to stay is a more reasoned appreciation for stable, long-term earnings and revenue growth. Of course, this shift took its toll on the major market indexes, with the Nasdaq faltering dramatically and the S&P 500 Index (an unmanaged indicator of common stock total return performance and market trends incorporating 500 stocks) falling more than 9 percent. And most of these declines can be accounted for in the final quarter of the year, when technology and telecommunications lost 19 percent and 32 percent, respectively. In fact, the last six months exemplify the sector rotation of the market from one with narrow, rambunctious leadership (e.g., in technology and telecommunications) to a broader based, more rationally valued market.

Concurrently, indications of an economic and corporate-profit slowdown presented themselves, with most economists forecasting a "hard landing" scenario in the fourth quarter of 2000 into 2001. Indeed, we saw technology dropping from 33 percent representation in the S&P 500 at June 30, 2000 to 22 percent at the end of 2000.

INVESTMENT HIGHLIGHTS

The second half of 2000 was rough sledding. Most strikingly, we dropped our weighting in communication services from 16 percent to 7 percent of net assets. This shift out of telecom stocks was due to fundamental problems in the industry, both with the rollout of new products, such as digital subscriber lines, and falling prices for long distance service. At the same time, infrastructure stocks declined rapidly as contracts were canceled and prospects for faster build-out of the telecommunications-supported Internet faltered. Like dominoes, different segments of the high technology arena felt the pressures of a declining economy. Toward the end of 2000, energy prices escalated and cold weather set in, encouraging us to increase our exposure to energy stocks. Also, the broad financial services group grew from 21 percent at June 30, 2000 to 24 percent of net assets at December 31, 2000, and the healthcare group climbed from 7 percent at June 30, 2000 to a more significant 11 percent of net assets by December 31, 2000.

---------------------------------------------------------------------
 EQUITY INCOME FUND
---------------------------------------------------------------------


CURRENT OUTLOOK

A shift occurred in forecasted earnings. Corporate America is slowing down, as profit growth flags sharply. Forecasts of S&P 500 earnings continue to ratchet down. For example, in October 2000, earnings were estimated to grow by 15 percent in 2001. Today, this forecasted number is down to 6.5 percent expected growth. Slowing growth is also identifiable in gross domestic product forecasts of zero- to two-percent growth in 2001.

Our strategic focus on value with a tilt toward growth should prove successful going forward, as we focus on those sectors that exhibit consistency in earnings and dividend growth. This should be the case since growth stocks are likely to exhibit the stronger growth profiles during economic slowdowns. Of course, the market is less accepting of high valuations than before, and it behooves us to be more cognizant of risk/reward ratios than ever before. Such a scenario is even more exciting if investors stick to a value approach to investing, rather than the more recent technically driven momentum approach.

A search for value remains a steadfast approach to picking stocks and sectors. We continue to look for stocks that correlate to BARRA Value and exhibit the following characteristics: increased dividends for five consecutive years, greater-than-market dividend growth, better-than-market historical and forecasted earnings growth and low debt-to-equity and payout ratios.

---------------------------------------------------------------------
 EQUITY INCOME FUND
---------------------------------------------------------------------


---------------------------------------------------------------------
TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS        December 31, 2000
---------------------------------------------------------------------

   CITIGROUP CAPITAL/CITIGROUP, INC.                        5.89%
     FINANCIAL SERVICES/BANKS
   --------------------------------------------------------------
   EXXON MOBIL CORP.                                        5.80%
     PETROLEUM PRODUCTION & REFINING
   --------------------------------------------------------------
   ENRON CORP.                                              5.55%
     UTILITIES

   --------------------------------------------------------------
   PHARMACIA CORP.                                          4.13%
     CHEMICAL & PHARMACEUTICALS
   --------------------------------------------------------------
   MEDTRONIC, INC.                                          2.42%
     HEALTHCARE

   --------------------------------------------------------------
   COASTAL CORP.                                            2.36%
     UTILITIES

   --------------------------------------------------------------
   APACHE CORP.                                             2.34%
     OIL & GAS EXTRACTION
   --------------------------------------------------------------
   VERIZON COMMUNICATIONS, INC.                             2.01%
     TELECOMMUNICATIONS

   --------------------------------------------------------------
   FANNIE MAE                                               1.97%
     FINANCIAL SERVICES
   --------------------------------------------------------------
   ANADARKO PETROLEUM CORP.                                 1.90%
     OIL & GAS EXTRACTION
---------------------------------------------------------------------


---------------------------------------------------------------------
 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS       December 31, 2000
---------------------------------------------------------------------

   UTILITIES                                               12.07%
   FINANCIAL SERVICES                                      10.06%
   BANKS                                                    9.33%
   OIL & GAS EXTRACTION                                     7.93%
   CHEMICAL & PHARMACEUTICALS                               7.18%

---------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The principal objective of the All American Equity Fund is to seek capital appreciation by investing primarily in a broadly diversified portfolio of domestic common stocks. The fund invests in large- capitalization stocks, while retaining the flexibility to seek out promising individual stock opportunities. The fund seeks capital appreciation and does not emphasize income.

PERFORMANCE

---------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------



      [Linear graph plotted from the data points in the following table.]

             All American
 Date        Equity Fund     S&P 500 Index
 --------    -----------     -----------
 12/31/90    $ 10,000.00     $ 10,000.00
 01/31/91    $ 10,422.16     $ 10,434.41
 02/28/91    $ 11,154.35     $ 11,179.71
 03/28/91    $ 11,411.61     $ 11,450.16
 04/30/91    $ 11,398.42     $ 11,477.38
 05/31/91    $ 11,846.97     $ 11,970.82
 06/28/91    $ 11,292.88     $ 11,422.81
 07/31/91    $ 11,781.00     $ 11,954.77
 08/30/91    $ 12,038.26     $ 12,237.17
 09/30/91    $ 11,794.20     $ 12,032.30
 10/31/91    $ 11,926.12     $ 12,193.71
 11/29/91    $ 11,437.99     $ 11,703.74
 12/31/91    $ 12,664.91     $ 13,039.99
 01/31/92    $ 12,445.86     $ 12,797.29
 02/28/92    $ 12,571.98     $ 12,962.96
 03/31/92    $ 12,306.47     $ 12,711.14
 04/30/92    $ 12,644.99     $ 13,083.95
 05/29/92    $ 12,684.82     $ 13,147.93
 06/30/92    $ 12,472.41     $ 12,952.39
 07/31/92    $ 12,943.69     $ 13,481.10
 08/31/92    $ 12,651.63     $ 13,205.70
 09/30/92    $ 12,771.11     $ 13,360.94
 10/30/92    $ 12,797.72     $ 13,406.80
 11/30/92    $ 13,216.77     $ 13,862.05
 12/31/92    $ 13,376.41     $ 14,032.11
 01/29/93    $ 13,477.09     $ 14,149.31
 02/26/93    $ 13,651.59     $ 14,342.08
 03/31/93    $ 13,933.48     $ 14,644.49
 04/30/93    $ 13,596.11     $ 14,290.53
 05/28/93    $ 13,946.98     $ 14,671.86
 06/30/93    $ 13,987.46     $ 14,714.68
 07/30/93    $ 13,919.56     $ 14,655.44
 08/31/93    $ 14,422.02     $ 15,210.28
 09/30/93    $ 14,306.59     $ 15,093.64
 10/29/93    $ 14,579.75     $ 15,405.65
 11/30/93    $ 14,402.20     $ 15,258.82
 12/31/93    $ 14,716.33     $ 15,443.30
 01/31/94    $ 15,092.42     $ 15,967.83
 02/28/94    $ 14,827.76     $ 15,534.82
 03/31/94    $ 14,103.44     $ 14,858.85
 04/29/94    $ 14,348.90     $ 15,049.21
 05/31/94    $ 14,201.62     $ 15,295.22
 06/30/94    $ 13,752.78     $ 14,920.93
 07/29/94    $ 14,224.83     $ 15,410.54
 08/31/94    $ 14,675.74     $ 16,040.90
 09/30/94    $ 14,260.05     $ 15,648.96
 10/31/94    $ 14,394.52     $ 16,000.03
 11/30/94    $ 13,807.13     $ 15,418.05
 12/30/94    $ 13,934.51     $ 15,646.46
 01/31/95    $ 14,182.06     $ 16,051.94
 02/28/95    $ 14,581.33     $ 16,676.89
 03/31/95    $ 14,948.66     $ 17,168.21
 04/28/95    $ 15,390.45     $ 17,673.37
 05/31/95    $ 15,904.54     $ 18,378.68
 06/30/95    $ 16,225.84     $ 18,804.82
 07/31/95    $ 16,637.95     $ 19,428.15
 08/31/95    $ 16,565.23     $ 19,476.64
 09/29/95    $ 17,276.32     $ 20,298.13
 10/31/95    $ 17,325.08     $ 20,225.61
 11/30/95    $ 17,967.05     $ 21,112.47
 12/29/95    $ 18,235.21     $ 21,519.15
 01/31/96    $ 18,797.68     $ 22,250.72
 02/29/96    $ 19,001.47     $ 22,457.72
 03/29/96    $ 19,148.20     $ 22,673.94
 04/30/96    $ 19,426.42     $ 23,007.92
 05/31/96    $ 20,031.96     $ 23,600.27
 06/28/96    $ 20,171.07     $ 23,690.25
 07/31/96    $ 19,472.68     $ 22,644.19
 08/30/96    $ 19,743.82     $ 23,122.55
 09/30/96    $ 20,746.21     $ 24,422.79
 10/31/96    $ 21,175.33     $ 25,096.12
 11/29/96    $ 22,668.99     $ 26,991.42
 12/31/96    $ 22,297.64     $ 26,456.74
 01/31/97    $ 23,828.04     $ 28,108.74
 02/28/97    $ 23,853.69     $ 28,329.41
 03/31/97    $ 22,933.74     $ 27,167.57
 04/30/97    $ 24,495.26     $ 28,788.00
 05/30/97    $ 25,876.60     $ 30,539.41
 06/30/97    $ 26,965.37     $ 31,906.82
 07/31/97    $ 28,617.37     $ 34,444.18
 08/29/97    $ 27,146.06     $ 32,516.00
 09/30/97    $ 28,385.92     $ 34,295.79
 10/31/97    $ 27,514.50     $ 33,151.69
 11/28/97    $ 28,601.62     $ 34,685.09
 12/31/97    $ 29,054.58     $ 35,280.34
 01/30/98    $ 29,624.62     $ 35,670.18
 02/27/98    $ 31,475.07     $ 38,241.37
 03/31/98    $ 32,932.62     $ 40,198.08
 04/30/98    $ 33,433.73     $ 40,602.30
 05/29/98    $ 32,950.20     $ 39,905.37
 06/30/98    $ 34,329.57     $ 41,525.12
 07/31/98    $ 34,223.40     $ 41,084.06
 08/31/98    $ 29,737.55     $ 35,150.27
 09/30/98    $ 31,628.33     $ 37,402.13
 10/30/98    $ 33,623.95     $ 40,441.75
 11/30/98    $ 35,726.00     $ 42,891.84
 12/31/98    $ 37,434.07     $ 45,361.85
 01/29/99    $ 38,766.43     $ 47,258.02
 02/26/99    $ 37,598.33     $ 45,789.51
 03/31/99    $ 38,564.75     $ 47,621.01
 04/30/99    $ 39,516.52     $ 49,465.11
 05/28/99    $ 38,866.76     $ 48,298.70
 06/30/99    $ 41,019.21     $ 50,977.01
 07/30/99    $ 39,636.02     $ 49,387.65
 08/31/99    $ 39,123.05     $ 49,143.13
 09/30/99    $ 37,928.57     $ 47,797.58
 10/29/99    $ 40,213.09     $ 50,820.96
 11/30/99    $ 40,800.28     $ 51,853.98
 12/31/99    $ 42,903.14     $ 54,906.17
 01/31/00    $ 40,760.78     $ 52,147.88
 02/29/00    $ 39,885.20     $ 51,161.77
 03/31/00    $ 43,389.36     $ 56,163.64
 04/28/00    $ 42,317.21     $ 54,474.51
 05/31/00    $ 41,105.22     $ 53,359.65
 06/30/00    $ 42,136.35     $ 54,675.35
 07/31/00    $ 41,007.86     $ 53,821.31
 08/31/00    $ 43,731.15     $ 57,162.50
 09/29/00    $ 40,476.26     $ 54,145.47
 10/31/00    $ 39,002.70     $ 53,915.81
 11/30/00    $ 34,634.02     $ 49,668.22
 12/31/00    $ 34,833.90     $ 49,911.88



--------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                         For the Periods Ended
                                                        December 31, 2000
--------------------------------------------------------------------------
                                Ten Year  Five Year  One Year   Six Month

  All American Equity Fund       13.29%    13.82%    (18.81)%   (17.33)%
  ----------------------------------------------------------------------
  S&P 500 Index                  17.44%    18.32%     (9.10)%    (8.71)%

  Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The S&P 500 Index is an unmanaged but commonly used measure of common stock total return performance.

--------------------------------------------------------------------------

---------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------


SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

The second half of 2000 witnessed greater-than-expected market volatility, earnings downgrades and stock price declines. This volatility was spurred primarily by technology and communications companies, which announced that both slowing consumer spending and gross domestic product (GDP) were taking a toll on future sales and profit margins. Value-oriented stocks with low price-to-earnings and price-to-book ratios fared better than companies with higher valuations, as fears of a recession set in. For the period under review, the S&P BARRA 500 Value Index (a capitalization-weighted index of all stocks in the S&P 500 that have low price-to-book ratios) outperformed the S&P BARRA 500 Growth Index (capitalization- weighted index of all stocks in the S&P 500 that have high price-to- book ratios) by 26 percent.

INVESTMENT HIGHLIGHTS

The portfolio management team increased the fund's weighting in select energy, consumer staples and utility companies to take advantage of the improving corporate earnings environment and defensive nature of these sectors.

For the energy sector, we added to our existing positions in exploration and production companies with higher leverage to oil and gas prices. In our consumer staples holdings we added several new names that demonstrated earnings and price momentum. We remained overweight in our utilities holdings.

The fund's weighting in the financial sector--including banks, financial services companies and real estate companies--remained in line with the benchmark index at almost 18 percent; however, we sold holdings from our portfolio as some companies pre-announced negative numbers and demonstrated weak prospects for coming quarters.

Amid the volatility and negative pricing pressure of the technology sector, the fund took an underweight position late in the cycle. Holdings from the portfolio that exhibited three fundamental characteristics--slowing revenue growth, negative earnings pre-announcement and high price-to-earnings to growth valuations-- were trimmed. During the six months ended December 31, 2000, the overall weight of the technology sector in the S&P 500 dropped from 33 percent of the index to 22 percent, while the fund's weighting in technology was lowered by 11 percent to 14 percent of net assets.

---------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------


CURRENT OUTLOOK

In years past, sector performance has played a pivotal role in driving the markets forward, aided by rising corporate earnings and strengthening global GDP. Looking forward we believe 2001 is shaping up to be a slow year for corporate earnings and GDP. Corporate earnings grew at 12 percent for 2000 and are forecasted to slow to 6.5 percent for 2001. Similarly, GDP for the United States is expected to slow from 4 percent in 2000 to zero to two percent this year. The decoupling of corporate earnings and GDP is likely to drive the economy to a hard landing for 2001.

Our strategic focus remains on purchasing growth companies that trade at reasonable valuations, for only companies with this characteristic can be expected to perform during periods of volatility. We remain cautious about companies forecasting high profitability growth in 2001. The portfolio is over-weighted in more defensive sectors such as utilities and healthcare, which react favorably during periods of slowing economic growth.

---------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------



---------------------------------------------------------------------
 TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS        December 31, 2000
---------------------------------------------------------------------

   FANNIE MAE                                               5.67%
     FINANCIAL SERVICES
   --------------------------------------------------------------
   GENERAL ELECTRIC CO.                                     4.70%
     HOUSEHOLD APPLIANCES
   --------------------------------------------------------------
   AMERICAN INTERNATIONAL GROUP                             4.39%
     INSURANCE

   --------------------------------------------------------------
   CITIGROUP, INC.                                          3.31%
     BANKS

   --------------------------------------------------------------
   WAL-MART STORES, INC.                                    3.15%
     RETAIL

   --------------------------------------------------------------
   JOHNSON & JOHNSON CO.                                    3.12%
     HEALTHCARE & EQUIPMENT
   --------------------------------------------------------------
   TYCO INTERNATIONAL LTD.                                  2.64%
     MANUFACTURING

   --------------------------------------------------------------
   PFIZER, INC.                                             2.54%
     PHARMACEUTICALS

   --------------------------------------------------------------
   AMERICAN EXPRESS CO.                                     2.53%
     FINANCIAL SERVICES
   --------------------------------------------------------------
   ARC ENERGY TRUST                                         2.01%
     UNIT INVESTMENT TRUST
---------------------------------------------------------------------

---------------------------------------------------------------------
 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS       December 31, 2000
---------------------------------------------------------------------

   RETAIL                                                  10.58%
   FINANCIAL SERVICES                                       9.55%
   PHARMACEUTICALS                                          8.73%
   TELECOMMUNICATIONS                                       6.98%
   ELECTRONICS & COMPONENTS                                 5.40%

---------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
---------------------------------------------------------------------


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The China Region Opportunity Fund seeks to achieve capital appreciation by capitalizing on the economic growth in the Greater China region, including mainland China, Hong Kong, Singapore, Korea and Taiwan. Benchmarked to the Hang Seng 100 Index (a capitalization- weighted index of the 100 highest companies in terms of market capitalization and turnover, listed on The Stock Exchange of Hong Kong Limited), the fund is well diversified across major economic sectors of the Southeast Asian region.

PERFORMANCE

---------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
---------------------------------------------------------------------



      [Linear graph plotted from the data points in the following table.]

                                                Morgan Stanley    International
                China Region                    Capital Far       Finance
                Opportunity     Hang Seng       East ex           Corporation
Date            Fund            100 Index       Japan Index       China Index
--------        ----------      -----------     -----------       -----------
02/09/94        $10,000.00      $ 10,000.00     $ 10,000.00       $ 10,000.00
02/28/94        $ 9,465.73       $ 9,062.60      $ 9,421.15        $ 9,499.49
03/31/94        $ 8,155.24       $ 7,860.97      $ 8,513.13        $ 7,780.03
04/29/94        $ 8,094.61       $ 7,805.39      $ 8,953.15        $ 7,383.05
05/31/94        $ 8,417.99       $ 8,316.83      $ 9,265.82        $ 7,811.94
06/30/94        $ 7,852.07       $ 7,624.61      $ 8,985.90        $ 6,846.73
07/29/94        $ 8,267.47       $ 8,255.24      $ 9,551.17        $ 7,713.08
08/31/94        $ 8,774.06       $ 8,644.01     $ 10,206.26        $ 8,243.17
09/30/94        $ 8,834.85       $ 8,288.69     $ 10,319.16        $ 8,451.00
10/31/94        $ 8,662.41       $ 8,397.52     $ 10,284.69        $ 8,348.25
11/30/94        $ 7,698.79       $ 7,370.28      $ 9,486.77        $ 7,095.04
12/30/94        $ 7,191.63       $ 7,130.69      $ 9,466.78        $ 6,089.36
01/31/95        $ 6,430.88       $ 6,392.13      $ 8,440.49        $ 5,174.75
02/28/95        $ 6,735.18       $ 7,249.50      $ 9,004.44        $ 5,760.10
03/31/95        $ 6,714.89       $ 7,476.02      $ 9,112.30        $ 5,854.28
04/28/95        $ 6,441.02       $ 7,278.68      $ 8,877.16        $ 5,129.60
05/31/95        $ 7,019.19       $ 8,189.57      $ 9,512.80        $ 5,897.87
06/30/95        $ 6,846.75       $ 8,014.73      $ 9,350.97        $ 5,744.53
07/31/95        $ 7,072.58       $ 8,229.65      $ 9,405.97        $ 6,006.85
08/31/95        $ 6,990.46       $ 7,991.51      $ 8,901.57        $ 5,728.96
09/29/95        $ 6,939.14       $ 8,397.60      $ 9,159.26        $ 5,605.20
10/31/95        $ 6,692.41       $ 8,516.04      $ 9,004.35        $ 5,291.51
11/30/95        $ 6,312.05       $ 8,542.98      $ 8,778.34        $ 4,786.33
12/29/95        $ 6,178.40       $ 8,769.37      $ 9,132.65        $ 4,534.13
01/31/96        $ 6,642.56       $ 9,889.16      $ 9,552.60        $ 4,977.82
02/29/96        $ 6,766.33       $ 9,685.44      $ 9,522.54        $ 5,304.74
03/29/96        $ 6,580.67       $ 9,538.77      $ 9,676.90        $ 5,025.30
04/30/96        $ 6,549.73       $ 9,545.15     $ 10,378.22        $ 4,962.25
05/31/96        $ 6,621.93       $ 9,806.49     $ 10,098.64        $ 5,097.69
06/28/96        $ 6,704.44       $ 9,594.22     $ 10,017.51        $ 5,109.36
07/31/96        $ 6,621.03       $ 9,298.69      $ 9,301.47        $ 4,970.81
08/30/96        $ 6,631.46       $ 9,714.46      $ 9,531.97        $ 5,142.06
09/30/96        $ 6,662.74      $ 10,361.63      $ 9,748.84        $ 5,120.26
10/31/96        $ 6,683.69      $ 10,862.31      $ 9,543.07        $ 5,071.22
11/29/96        $ 7,207.49      $ 11,660.06     $ 10,006.17        $ 5,548.38
12/31/96        $ 7,898.91      $ 11,710.13      $ 9,884.28        $ 6,389.04
01/31/97        $ 7,877.95      $ 11,597.25     $ 10,040.64        $ 6,333.00
02/28/97        $ 8,097.95      $ 11,664.23     $ 10,124.49        $ 6,430.29
03/31/97        $ 7,982.71      $ 10,911.72      $ 9,644.52        $ 6,302.64
04/30/97        $ 8,454.13      $ 11,232.94      $ 9,490.70        $ 7,219.58
05/30/97        $ 8,894.13      $ 12,847.38      $ 9,858.79        $ 7,121.51
06/30/97        $ 9,009.36      $ 13,229.53     $ 10,194.22        $ 7,205.57
07/31/97        $ 9,679.83      $ 14,247.13     $ 10,267.52        $ 8,320.23
08/29/97        $ 9,795.06      $ 12,305.41      $ 8,743.24        $ 9,643.50
09/30/97        $ 9,239.83      $ 13,101.14      $ 8,472.18        $ 7,651.59
10/31/97        $ 7,018.92       $ 9,248.51      $ 6,396.05        $ 6,274.62
11/28/97        $ 6,337.98       $ 9,164.19      $ 6,016.59        $ 4,963.03
12/31/97        $ 6,125.32       $ 9,334.68      $ 5,726.52        $ 4,863.39
01/30/98        $ 4,784.09       $ 8,054.62      $ 5,343.67        $ 3,457.62
02/27/98        $ 6,114.76       $ 9,994.49      $ 6,498.68        $ 4,755.97
03/31/98        $ 6,114.76      $ 10,027.56      $ 6,331.44        $ 4,464.86
04/30/98        $ 5,618.40       $ 9,039.49      $ 5,706.62        $ 3,914.53
05/29/98        $ 4,984.74       $ 7,777.96      $ 4,852.63        $ 3,614.85
06/30/98        $ 4,319.41       $ 7,437.18      $ 4,360.20        $ 3,234.22
07/31/98        $ 3,654.07       $ 6,908.84      $ 4,277.05        $ 2,512.65
08/31/98        $ 3,009.85       $ 6,333.27      $ 3,593.09        $ 1,952.21
09/30/98        $ 3,654.07       $ 6,862.93      $ 3,935.15        $ 2,601.39
10/30/98        $ 4,150.43       $ 8,840.36      $ 4,889.98        $ 2,583.48
11/30/98        $ 4,277.16       $ 9,055.72      $ 5,284.25        $ 2,621.62
12/31/98        $ 4,087.07       $ 8,747.77      $ 5,316.49        $ 2,388.11
01/29/99        $ 3,576.18       $ 8,276.21      $ 5,175.43        $ 2,084.53
02/26/99        $ 3,554.90       $ 8,582.29      $ 5,174.13        $ 2,102.44
03/31/99        $ 3,938.06       $ 9,525.71      $ 5,680.92        $ 2,204.41
04/30/99        $ 4,757.60      $ 11,607.19      $ 6,876.87        $ 2,833.35
05/28/99        $ 4,640.52      $ 10,574.65      $ 6,719.63        $ 2,755.51
06/30/99        $ 5,939.02      $ 11,780.37      $ 7,900.41        $ 3,771.31
07/30/99        $ 5,641.00      $ 11,479.79      $ 7,504.92        $ 3,620.30
08/31/99        $ 5,672.93      $ 11,737.40      $ 7,827.77        $ 3,674.79
09/30/99        $ 5,374.92      $ 11,084.89      $ 7,198.24        $ 3,489.53
10/29/99        $ 5,321.70      $ 11,540.81      $ 7,558.14        $ 3,484.08
11/30/99        $ 5,896.44      $ 13,386.58      $ 8,132.76        $ 4,462.52
12/31/99        $ 6,364.75      $ 14,766.32      $ 8,784.91        $ 4,901.53
01/31/00        $ 6,396.68      $ 13,521.64      $ 8,943.39        $ 4,940.45
02/29/00        $ 6,822.42      $ 14,946.82      $ 8,587.96        $ 6,195.22
03/31/00        $ 7,088.51      $ 15,153.23      $ 8,908.34        $ 6,234.14
04/28/00        $ 6,364.75      $ 13,510.29      $ 8,144.97        $ 5,308.63
05/31/00        $ 6,024.17      $ 12,809.12      $ 7,693.73        $ 5,370.90
06/30/00        $ 6,503.12      $ 14,064.38      $ 7,943.71        $ 6,188.22
07/31/00        $ 6,535.05      $ 14,660.88      $ 7,660.77        $ 6,111.93
08/31/00        $ 6,396.68      $ 14,884.20      $ 7,520.71        $ 5,990.50
09/29/00        $ 5,864.51      $ 13,623.19      $ 6,621.42        $ 5,201.99
10/31/00        $ 5,342.99      $ 12,967.11      $ 6,064.13        $ 5,075.89
11/30/00        $ 5,055.62      $ 12,174.08      $ 5,744.33        $ 4,251.58
12/31/00        $ 5,163.11      $ 13,141.38      $ 5,710.86        $ 4,455.51


-----------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                           For the Periods Ended
                                                          December 31, 2000
-----------------------------------------------------------------------------
                                 Inception   Five Year   One Year  Six Month


  China Region Opportunity Fund

    (Inception 2/10/94)           (9.14)%     (3.53)%    (18.88)%   (20.61)%
  --------------------------------------------------------------------------
  Hang Seng 100 Index              4.03%       8.43%     (11.00)%    (6.56)%
  --------------------------------------------------------------------------
  Morgan Stanley Far East ex

    Japan Index                   (7.78)%     (8.96)%    (34.99)%   (28.11)%
  --------------------------------------------------------------------------
  International Finance

    Corporation China Index      (11.03)%     (0.35)%     (9.10)%   (28.00)%

  Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The Hang Seng 100 Index is a capitalization-weighted index. The index is comprised of the 100 highest companies in terms of market capitalization and turnover, listed on The Stock Exchange of Hong Kong Limited. The Morgan Stanley Capital Far East ex Japan Index is one index in a series representing both the developed and the emerging markets for a particular region. The International Finance Corporation China Index is one global index in a series representing a large part of the market and shows trends in the markets from the perspective of local investors.

-----------------------------------------------------------------------------

---------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
---------------------------------------------------------------------


SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

In the second half of 2000, the fund underperformed its benchmark by a sizable margin, mainly due to its continued focus on growth sectors-- technology, media and telecommunications (TMT)--of the Southeast Asian economy. Extreme volatility returned to the Asian stock markets, just as it did in the U.S. Major market indexes were rocked, especially in October and November, as investors began to adjust to the reality of slowing economic conditions. Despite the fact that China reported high single-digit gross domestic product growth for the year, export growth waned and already beaten-down TMT stocks lost more of their value.

In addition, Southeast Asia saw--in anticipation of a slowing economy-- erosion in its financial and property markets, which affected many of the major finance companies. Agreements to allow China to join the World Trade Organization (WTO) were delayed into 2001, which put a damper on investor enthusiasm for the region. In addition, the disparity between the huge gains by the Chinese B-share market (an annual gain of 136 percent versus the Hang Seng 100 loss of 11 percent) became very pronounced the more the year unfolded. Such gains in the B-share market had to be looked at from a distance due to liquidity and corporate governance concerns.

INVESTMENT HIGHLIGHTS

The second half of 2000 was a time to reconcile whether or not to wade through the deep valley created by sharp losses in several holdings, especially in telecommunications, or to capitulate completely by exiting the market and waiting for better times ahead. We chose the former while taking profits in our holding of Li & Fung (7.28 percent of total net assets as of 12/31/00) because of its exposure to slowing export growth and weakness in the U.S. market among apparel retailers.

In addition, we raised more cash than usual to weather the fourth- quarter storm, and to provide buying power once the market returns to favor. As a result of these actions, our new top holdings (see Top 10 Holdings Based on Total Investments chart on page 20) are prescient for their potential strength in the face of lower interest rates and an improved environment for trade and commerce between China, Hong Kong and the United States. Our top holdings have shifted away from prior emphasis on telecommunication services and the Internet.

---------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
---------------------------------------------------------------------


CURRENT OUTLOOK

As corporate America slows down, profit growth in Asia may slow too. Slowing growth is also identifiable in U.S. gross domestic product forecasts of zero to two percent growth in 2001. This slowdown will, of course, affect profitability in Hong Kong and China as well as the other prime regions of Singapore and Taiwan. Moreover, the economy must spend three to six months adjusting itself to the slowdown, before strong upside momentum can be found. WTO agreements should be completed by the end of the first quarter of 2001. More focus will be given to the merger of the A- and B-share market in mainland China, which may also have positive affects on Hong Kong's markets. Investing in Taiwan and Singapore must be done with care as those regions make their way through the economic slowdown.


---------------------------------------------------------------------
 TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS        December 31, 2000
---------------------------------------------------------------------

   HSBC HOLDINGS PLC                                       10.52%
     BANKING & FINANCIAL SERVICES
   --------------------------------------------------------------
   HUTCHISON WHAMPOA LTD.                                   7.38%
     CONGLOMERATES

   --------------------------------------------------------------
   LI & FUNG LTD.                                           7.12%
     APPAREL

   --------------------------------------------------------------
   CHEUNG KONG HOLDINGS LTD.                                6.53%
     REAL ESTATE DEVELOPERS
   --------------------------------------------------------------
   CHINA INTERNATIONAL MARINE CONTAINERS (GROUP) CO., LTD.  5.06%
     WATER TRANSPORTATION & SERVICES
   --------------------------------------------------------------
   CHINA MOBILE (HONG KONG) LTD.                            4.45%
     TELECOMMUNICATIONS

   --------------------------------------------------------------
   MERENDON INTERNATIONAL, INC.                             3.86%
     INTERNET

   --------------------------------------------------------------
   HONG KONG & CHINA GAS CO.                                3.74%
     UTILITIES

   --------------------------------------------------------------
   HUANENG POWER INTERNATIONAL, INC.                        3.04%
     UTILITIES

   --------------------------------------------------------------
   CITIC PACIFIC LTD.                                       2.50%
     CONGLOMERATES

---------------------------------------------------------------------

---------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
---------------------------------------------------------------------



---------------------------------------------------------------------
TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS       December 31, 2000
---------------------------------------------------------------------

   CONGLOMERATES                                           13.68%
   BANKING & FINANCIAL SERVICES                            12.54%
   REAL ESTATE DEVELOPERS                                   9.65%
   UTILITIES                                                9.23%
   APPAREL                                                  7.67%




---------------------------------------------------------------------
 PORTFOLIO PROFILE                                 December 31, 2000
---------------------------------------------------------------------
   Country Distribution                          % of Investments

   --------------------------------------------------------------

     Hong Kong                                             52.33%
   --------------------------------------------------------------
     People's Republic of China                            15.97%
   --------------------------------------------------------------
     U.S.                                                  15.19%
   --------------------------------------------------------------
     United Kingdom                                        10.52%
   --------------------------------------------------------------
     Canada                                                 3.02%
   --------------------------------------------------------------
     Other Foreign                                          2.97%
   --------------------------------------------------------------
   Number of Securities                                       60
---------------------------------------------------------------------

---------------------------------------------------------------------
 GLOBAL RESOURCES FUND
---------------------------------------------------------------------


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Global Resources Fund is a diversified natural resources fund with the principal objective of achieving long-term growth of capital, while providing protection against inflation and monetary instability. The fund invests in companies involved in the exploration, production and processing of petroleum, natural gas, industrial commodities, metals, minerals, paper and forest products from around the globe.

PERFORMANCE

---------------------------------------------------------------------
 GLOBAL RESOURCES FUND
---------------------------------------------------------------------


       [Linear graph plotted from the data points in the following table.]

                  Global                                            S&P Basic
                  Resources       S&P 500          S&P Energy       Materials
    Date          Fund            Index            Index            Index
    --------      -----------     -----------      -----------      -----------
    12/31/90      $ 10,000.00     $ 10,000.00      $ 10,000.00      $ 10,000.00
    01/31/91       $ 9,340.28     $ 10,434.41       $ 9,767.53       $ 9,369.51
    02/28/91       $ 9,774.31     $ 11,179.71      $ 10,578.92       $ 9,738.99
    03/28/91       $ 9,670.14     $ 11,450.16      $ 10,580.90       $ 9,669.95
    04/30/91       $ 9,774.31     $ 11,477.38      $ 10,848.44       $ 9,966.65
    05/31/91      $ 10,295.14     $ 11,970.82      $ 10,651.32      $ 10,961.27
    06/28/91      $ 10,000.00     $ 11,422.81      $ 10,158.66      $ 10,649.63
    07/31/91      $ 10,434.03     $ 11,954.77      $ 10,739.56      $ 11,080.69
    08/30/91      $ 10,347.22     $ 12,237.17      $ 10,752.85      $ 11,002.32
    09/30/91      $ 10,329.86     $ 12,032.30      $ 10,608.90      $ 10,621.64
    10/31/91      $ 10,625.00     $ 12,193.71      $ 10,771.23      $ 10,927.68
    11/29/91      $ 10,277.78     $ 11,703.74       $ 9,867.36      $ 10,276.42
    12/31/91      $ 10,503.47     $ 13,039.99      $ 10,296.39      $ 11,181.46
    01/31/92      $ 10,557.61     $ 12,797.29       $ 9,780.82      $ 11,448.31
    02/28/92      $ 10,665.90     $ 12,962.96       $ 9,582.57      $ 11,730.08
    03/31/92      $ 10,377.14     $ 12,711.14       $ 9,271.19      $ 11,801.00
    04/30/92      $ 10,521.52     $ 13,083.95      $ 10,218.05      $ 12,502.64
    05/29/92      $ 10,774.18     $ 13,147.93      $ 10,474.00      $ 12,353.35
    06/30/92      $ 10,431.28     $ 12,952.39      $ 10,184.68      $ 12,006.26
    07/31/92      $ 10,557.61     $ 13,481.10      $ 10,615.40      $ 12,332.82
    08/31/92      $ 10,250.81     $ 13,205.70      $ 10,819.31      $ 11,649.84
    09/30/92      $ 10,232.76     $ 13,360.94      $ 10,785.94      $ 11,653.58
    10/30/92      $ 10,106.43     $ 13,406.80      $ 10,259.91      $ 11,851.38
    11/30/92      $ 10,070.34     $ 13,862.05       $ 9,957.86      $ 12,030.52
    12/31/92      $ 10,214.72     $ 14,032.11      $ 10,042.42      $ 12,179.81
    01/29/93       $ 9,996.61     $ 14,149.31      $ 10,272.91      $ 12,189.14
    02/26/93      $ 10,178.37     $ 14,342.08      $ 10,745.78      $ 12,416.80
    03/31/93      $ 10,632.76     $ 14,644.49      $ 11,141.72      $ 12,450.39
    04/30/93      $ 10,814.51     $ 14,290.53      $ 11,287.65      $ 12,832.93
    05/28/93      $ 10,959.92     $ 14,671.86      $ 11,426.79      $ 13,040.06
    06/30/93      $ 11,105.32     $ 14,714.68      $ 11,307.73      $ 12,622.06
    07/30/93      $ 11,214.38     $ 14,655.44      $ 11,404.73      $ 12,709.77
    08/31/93      $ 11,577.89     $ 15,210.28      $ 11,768.72      $ 13,012.07
    09/30/93      $ 11,523.36     $ 15,093.64      $ 11,863.17      $ 12,401.87
    10/29/93      $ 12,032.28     $ 15,405.65      $ 11,765.32      $ 13,099.78
    11/30/93      $ 11,487.01     $ 15,258.82      $ 11,051.22      $ 13,945.10
    12/31/93      $ 12,104.98     $ 15,443.30      $ 11,155.58      $ 14,435.88
    01/31/94      $ 12,682.30     $ 15,967.83      $ 11,673.97      $ 15,854.09
    02/28/94      $ 12,235.35     $ 15,534.82      $ 11,243.25      $ 15,372.64
    03/31/94      $ 11,527.67     $ 14,858.85      $ 10,758.79      $ 14,708.32
    04/29/94      $ 11,266.95     $ 15,049.21      $ 11,258.52      $ 14,695.26
    05/31/94      $ 11,266.95     $ 15,295.22      $ 11,249.19      $ 15,290.54
    06/30/94      $ 10,689.63     $ 14,920.93      $ 10,960.15      $ 14,838.95
    07/29/94      $ 11,006.22     $ 15,410.54      $ 11,474.59      $ 15,538.72
    08/31/94      $ 11,341.44     $ 16,040.90      $ 11,333.18      $ 16,408.31
    09/30/94      $ 11,788.39     $ 15,648.96      $ 11,005.12      $ 16,507.21
    10/31/94      $ 11,602.16     $ 16,000.03      $ 11,901.07      $ 16,115.34
    11/30/94      $ 10,931.73     $ 15,418.05      $ 11,255.13      $ 14,820.29
    12/30/94      $ 10,931.73     $ 15,646.46      $ 11,118.53      $ 15,342.79
    01/31/95      $ 10,361.55     $ 16,051.94      $ 11,317.34      $ 14,764.31
    02/28/95      $ 10,479.52     $ 16,676.89      $ 11,668.03      $ 15,652.55
    03/31/95      $ 10,774.44     $ 17,168.21      $ 12,266.75      $ 16,494.15
    04/28/95      $ 11,069.36     $ 17,673.37      $ 12,598.49      $ 16,716.21
    05/31/95      $ 11,206.99     $ 18,378.68      $ 12,972.65      $ 17,182.73
    06/30/95      $ 11,324.96     $ 18,804.82      $ 12,501.20      $ 17,800.39
    07/31/95      $ 11,639.54     $ 19,428.15      $ 12,910.72      $ 18,692.37
    08/31/95      $ 11,816.50     $ 19,476.64      $ 12,412.40      $ 18,808.07
    09/29/95      $ 11,777.17     $ 20,298.13      $ 12,646.85      $ 18,933.10
    10/31/95      $ 11,246.31     $ 20,225.61      $ 12,669.48      $ 17,785.47
    11/30/95      $ 11,364.28     $ 21,112.47      $ 13,163.55      $ 18,878.98
    12/29/95      $ 11,914.80     $ 21,519.15      $ 13,989.08      $ 18,660.65
    01/31/96      $ 12,353.14     $ 22,250.72      $ 13,964.48      $ 19,849.33
    02/29/96      $ 12,492.61     $ 22,457.72      $ 13,991.63      $ 19,752.30
    03/29/96      $ 13,189.96     $ 22,673.94      $ 14,651.43      $ 20,950.31
    04/30/96      $ 13,967.02     $ 23,007.92      $ 15,036.34      $ 21,045.48
    05/31/96      $ 14,186.19     $ 23,600.27      $ 15,084.14      $ 20,763.71
    06/28/96      $ 13,907.24     $ 23,690.25      $ 15,215.36      $ 19,714.98
    07/31/96      $ 13,309.51     $ 22,644.19      $ 14,639.27      $ 19,218.60
    08/30/96      $ 13,787.70     $ 23,122.55      $ 14,830.45      $ 19,757.90
    09/30/96      $ 14,345.58     $ 24,422.79      $ 15,354.22      $ 20,638.68
    10/31/96      $ 15,023.01     $ 25,096.12      $ 16,288.36      $ 20,797.29
    11/29/96      $ 15,819.99     $ 26,991.42      $ 16,970.50      $ 21,739.66
    12/31/96      $ 15,979.38     $ 26,456.74      $ 17,017.45      $ 21,129.45
    01/31/97      $ 16,566.20     $ 28,108.74      $ 17,865.61      $ 21,541.85
    02/28/97      $ 15,663.41     $ 28,329.41      $ 17,043.19      $ 22,034.50
    03/31/97      $ 15,550.56     $ 27,167.57      $ 17,882.58      $ 21,049.21
    04/30/97      $ 15,144.30     $ 28,788.00      $ 18,059.05      $ 21,588.51
    05/30/97      $ 16,588.77     $ 30,539.41      $ 19,238.67      $ 22,840.64
    06/30/97      $ 16,566.20     $ 31,906.82      $ 19,922.51      $ 23,814.72
    07/31/97      $ 17,942.95     $ 34,444.18      $ 21,272.94      $ 25,729.30
    08/29/97      $ 18,936.02     $ 32,516.00      $ 20,561.67      $ 24,544.35
    09/30/97      $ 20,606.18     $ 34,295.79      $ 21,916.06      $ 24,911.97
    10/31/97      $ 19,522.83     $ 33,151.69      $ 21,315.37      $ 22,711.88
    11/28/97      $ 16,385.64     $ 34,685.09      $ 20,868.52      $ 22,889.15
    12/31/97      $ 15,539.27     $ 35,280.34      $ 20,754.26      $ 22,603.65
    01/30/98      $ 13,694.31     $ 35,670.18      $ 19,622.73      $ 22,422.64
    02/27/98      $ 14,006.13     $ 38,241.37      $ 20,903.02      $ 23,654.24
    03/31/98      $ 13,980.15     $ 40,198.08      $ 21,785.12      $ 24,807.47
    04/30/98      $ 13,616.35     $ 40,602.30      $ 22,528.63      $ 25,841.27
    05/29/98      $ 12,395.04     $ 39,905.37      $ 21,681.89      $ 24,925.03
    06/30/98      $ 11,615.48     $ 41,525.12      $ 21,402.47      $ 24,096.50
    07/31/98      $ 10,705.99     $ 41,084.06      $ 20,161.20      $ 21,898.27
    08/31/98       $ 8,990.95     $ 35,150.27      $ 17,835.35      $ 19,209.27
    09/30/98       $ 9,952.41     $ 37,402.13      $ 20,261.32      $ 20,452.07
    10/30/98      $ 10,316.21     $ 40,441.75      $ 20,477.95      $ 21,024.95
    11/30/98      $ 10,030.37     $ 42,891.84      $ 20,557.14      $ 21,717.27
    12/31/98       $ 9,554.02     $ 45,361.85      $ 20,360.02      $ 20,806.63
    01/29/99       $ 9,081.88     $ 47,258.02      $ 18,854.04      $ 20,256.14
    02/26/99       $ 8,998.56     $ 45,789.51      $ 18,643.63      $ 20,439.01
    03/31/99       $ 9,887.30     $ 47,621.01      $ 21,391.72      $ 21,120.12
    04/30/99      $ 11,525.93     $ 49,465.11      $ 24,492.77      $ 25,975.63
    05/28/99      $ 10,970.46     $ 48,298.70      $ 23,747.56      $ 23,958.41
    06/30/99      $ 11,137.10     $ 50,977.01      $ 23,942.14      $ 25,178.82
    07/30/99      $ 11,164.88     $ 49,387.65      $ 24,244.75      $ 24,788.81
    08/31/99      $ 11,026.01     $ 49,143.13      $ 24,503.52      $ 23,814.72
    09/30/99      $ 10,637.18     $ 47,797.58      $ 23,513.11      $ 23,165.33
    10/29/99      $ 10,415.00     $ 50,820.96      $ 23,155.63      $ 23,620.65
    11/30/99      $ 10,442.77     $ 51,853.98      $ 23,542.24      $ 23,340.74
    12/31/99      $ 10,942.69     $ 54,906.17      $ 23,597.95      $ 25,794.62
    01/31/00      $ 10,581.64     $ 52,147.88      $ 23,194.09      $ 22,765.99
    02/29/00       $ 9,998.40     $ 51,161.77      $ 21,684.44      $ 20,556.57
    03/31/00      $ 11,081.56     $ 56,163.64      $ 23,956.84      $ 22,551.40
    04/28/00      $ 10,914.92     $ 54,474.51      $ 23,722.11      $ 21,597.84
    05/31/00      $ 11,470.38     $ 53,359.65      $ 25,807.01      $ 21,142.52
    06/30/00      $ 10,776.05     $ 54,675.35      $ 24,418.68      $ 19,183.15
    07/31/00      $ 10,581.64     $ 53,821.31      $ 23,874.26      $ 19,224.20
    08/31/00      $ 11,748.12     $ 57,162.50      $ 25,540.03      $ 19,492.92
    09/29/00      $ 11,720.34     $ 54,145.47      $ 26,316.92      $ 17,641.78
    10/31/00      $ 11,275.97     $ 53,915.81      $ 25,763.74      $ 19,492.92
    11/30/00      $ 10,720.50     $ 49,668.22      $ 24,991.66      $ 19,211.14
    12/31/00      $ 12,109.17     $ 49,911.88      $ 26,354.82      $ 22,021.43


---------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                         For the Periods Ended
                                                        December 31, 2000
---------------------------------------------------------------------------

                                Ten Year   Five Year   One Year  Six Month

  Global Resources Fund           1.93%      0.32%      10.66%     12.37%
  ------------------------------------------------------------------------
  S&P 500 Index                  17.44%     18.32%      (9.10)%    (8.71)%
  ------------------------------------------------------------------------
  S&P Energy Index               10.18%     13.50%      11.68%      7.93%
  ------------------------------------------------------------------------
  S&P Basic Materials Index       8.21%      3.37%     (14.63)%    14.80%

  Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The S&P 500 Index is an unmanaged but commonly used measure of common stock total return performance. The S&P Energy Index is a capitalization-weighted index of all stocks designed to measure the performance of the energy sector of the S&P 500 Index. The S&P Basic Materials Index is a capitalization-weighted index of all stocks designed to measure the performance of the basic materials sector of the S&P 500 Index.

---------------------------------------------------------------------------

---------------------------------------------------------------------
GLOBAL RESOURCES FUND
---------------------------------------------------------------------


SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

Strong gains in the fund's performance can be attributed to its 56 percent (as a percentage of net assets at December 31, 2000) exposure to energy, one of the most overlooked sectors for the year.

Lured by cheaper valuations, investors flocked to basic materials stocks despite weak fundamentals for most of the industries in the sector. The paper, chemical and aluminum industries performed well in the second half of the year, posting
28.9 percent, 10.3 percent and 10.1 percent gains despite pricing pressure and high energy prices.

Stocks in the energy sector also rose, trying to catch up to commodity prices for oil and gas. Crude oil prices declined after hitting historical highs of $37 per barrel in September. Prices remained above $25 per barrel for the six-month period, because heating oil and crude oil inventories remained well below their historical averages in the United States, the largest importer of oil. Oil exploration and production (E&P) companies fared the best, as their profits are most levered to the movements in oil and gas prices. A major contribution to these industries' profitability was the acute shortage of natural gas wells in production in North America and the need for greater exploration to meet the growing electricity demand.

CURRENT OUTLOOK

The fundamentals for most basic material stocks remain speculative, as a handful of companies will be able to weather the onslaught of a slowing economy coupled with high raw material costs. This combination may lead to another year of shrinking margins. High oil and gas prices will put further pressure on chemical companies, the most widely represented group in the basic materials sector. Paper companies might also show lackluster performance as lumber prices approach historical lows and demand for paper products languishes.

Alternatively, platinum- and palladium-related stocks in our fund continue to see further upside as demand for these metals increases in the jewelry and automobile industries. Constrained stockpiles are also buoying the price of the two metals.

Our outlook for the energy sector continues to remain bullish for the following reasons. First, the Organization of Petroleum Exporting Countries (OPEC), which produces 40 percent of the world's daily oil supply, is successfully keeping oil prices in a tight range through its control of oil supply. This is thanks in part to the greater unity between OPEC members

---------------------------------------------------------------------
GLOBAL RESOURCES FUND
---------------------------------------------------------------------


who have upheld target production rates for each member nation. Analysts are forecasting oil to trade at an average price of $24 per barrel for the next 12 months.

Secondly, global demand for oil products is increasing. Despite technological advancement in oil extraction, greater quantities of crude and its exploration and production will be needed to meet this growing demand.

Thirdly, OPEC does not have spare capacity to produce more oil than it did at the end of December.

Analysts forecast that global GDP will have much to do with the performance of the natural resources sector in 2001. Fears of a recession in the U.S. and slowing growth overseas may put a damper on revenue growth for most sectors. However, the prospect of power shortages in the U.S. may keep many key players in the energy sector busy for most of 2001.


---------------------------------------------------------------------
 TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS        December 31, 2000
---------------------------------------------------------------------

   EXXON MOBIL CORP.                                       12.55%
     PETROLEUM PRODUCTION & REFINING
   --------------------------------------------------------------
   ENRON CORP.                                              8.59%
     UTILITIES

   --------------------------------------------------------------
   SCHLUMBERGER LTD.                                        6.68%
     OIL & GAS EXTRACTION
   --------------------------------------------------------------
   ALCOA, INC.                                              5.60%
     METAL & MINERAL MINING
   --------------------------------------------------------------
   BAKER HUGHES, INC.                                       3.47%
     OIL & GAS FIELD SERVICES
   --------------------------------------------------------------
   RIO ALTO EXPLORATION LTD.                                2.97%
     OIL & GAS EXTRACTION
   --------------------------------------------------------------
   DOW CHEMICAL CO.                                         2.92%
     CHEMICALS & ALLIED PRODUCTS
   --------------------------------------------------------------
   ARC ENERGY TRUST                                         2.92%
     INVESTMENT TRUST
   --------------------------------------------------------------
   APACHE CORP.                                             2.66%
     OIL & GAS EXTRACTION
   --------------------------------------------------------------
   CANADIAN HUNTER EXPLORATION LTD.                         2.50%
     OIL & GAS EXTRACTION
---------------------------------------------------------------------

---------------------------------------------------------------------
GLOBAL RESOURCES FUND
---------------------------------------------------------------------



---------------------------------------------------------------------
TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS        December 31, 2000
---------------------------------------------------------------------

   OIL & GAS EXTRACTION                                    25.03%
   PETROLEUM PRODUCTION & REFINING                         21.22%
   UTILITIES                                               15.28%
   METAL & MINERAL MINING                                   8.47%
   OIL & GAS FIELD SERVICES                                 7.11%
---------------------------------------------------------------------



---------------------------------------------------------------------
 PORTFOLIO PROFILE                                 December 31, 2000
---------------------------------------------------------------------

   Country Distribution                          % of Investments

   --------------------------------------------------------------
     U.S.                                                  78.88%
   --------------------------------------------------------------
     Canada                                                15.78%
   --------------------------------------------------------------
     Netherlands                                            2.30%
   --------------------------------------------------------------
     Australia                                              1.29%
   --------------------------------------------------------------
     Other Foreign                                          1.75%
   --------------------------------------------------------------
   Number of Securities                                       55
---------------------------------------------------------------------

---------------------------------------------------------------------
 GOLD FUNDS
---------------------------------------------------------------------


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The gold funds pursue a dual objective of long-term capital growth and protection against inflation and monetary instability through investment in gold and precious metal companies. The funds are invested across major gold mining countries including the United States, Canada, South Africa and Australia.

PERFORMANCE

---------------------------------------------------------------------
 WORLD GOLD FUND
---------------------------------------------------------------------



       [Linear graph plotted from the data points in the following table.]

                                                 Toronto Stock    Philadelphia
                                                 Exchnage Gold    Stock Exchange
              World Gold                         & Precious       Gold & Silver
Date          Fund             S&P 500 Index     Minerals Index   Index
--------      -----------      -----------       -----------      -----------
12/31/90      $ 10,000.00      $ 10,000.00       $ 10,000.00      $ 10,000.00
01/31/91       $ 8,623.76      $ 10,434.41        $ 8,386.56       $ 8,275.97
02/28/91       $ 9,108.91      $ 11,179.71        $ 9,149.10       $ 8,862.32
03/28/91       $ 9,049.50      $ 11,450.16        $ 9,089.43       $ 8,686.11
04/30/91       $ 8,861.39      $ 11,477.38        $ 8,611.48       $ 8,302.76
05/31/91       $ 9,257.43      $ 11,970.82        $ 8,896.05       $ 8,483.10
06/28/91       $ 9,940.59      $ 11,422.81        $ 9,410.45       $ 9,291.01
07/31/91       $ 9,970.30      $ 11,954.77        $ 9,343.45       $ 9,063.27
08/30/91       $ 8,980.20      $ 12,237.17        $ 8,349.89       $ 7,822.55
09/30/91       $ 9,118.81      $ 12,032.30        $ 8,215.75       $ 8,123.45
10/31/91      $ 10,039.60      $ 12,193.71        $ 9,024.84       $ 8,542.87
11/29/91      $ 10,099.01      $ 11,703.74        $ 9,101.37       $ 8,669.62
12/31/91       $ 9,663.37      $ 13,039.99        $ 8,725.97       $ 8,325.43
01/31/92       $ 9,900.99      $ 12,797.29        $ 8,646.24       $ 8,607.79
02/28/92       $ 9,762.38      $ 12,962.96        $ 8,403.09       $ 8,388.29
03/31/92       $ 9,079.21      $ 12,711.14        $ 7,765.21       $ 7,423.74
04/30/92       $ 8,217.82      $ 13,083.95        $ 7,457.46       $ 7,206.31
05/29/92       $ 8,861.39      $ 13,147.93        $ 8,067.16       $ 7,730.83
06/30/92       $ 9,415.84      $ 12,952.39        $ 8,383.03       $ 8,091.51
07/31/92       $ 9,940.59      $ 13,481.10        $ 9,185.34       $ 8,515.05
08/31/92       $ 9,702.97      $ 13,205.70        $ 9,183.40       $ 8,127.58
09/30/92       $ 9,702.97      $ 13,360.94        $ 9,028.69       $ 8,290.40
10/30/92       $ 9,306.93      $ 13,406.80        $ 8,884.68       $ 7,791.63
11/30/92       $ 8,574.26      $ 13,862.05        $ 7,982.93       $ 6,781.74
12/31/92       $ 9,207.92      $ 14,032.11        $ 8,541.87       $ 7,347.49
01/29/93       $ 8,772.28      $ 14,149.31        $ 8,407.00       $ 7,371.19
02/26/93       $ 9,485.15      $ 14,342.08        $ 9,526.55       $ 7,829.76
03/31/93      $ 10,584.16      $ 14,644.49       $ 10,675.48       $ 8,946.83
04/30/93      $ 12,128.71      $ 14,290.53       $ 12,434.63      $ 10,182.40
05/28/93      $ 13,762.38      $ 14,671.86       $ 13,941.48      $ 11,449.92
06/30/93      $ 14,445.54      $ 14,714.68       $ 15,093.73      $ 11,999.18
07/30/93      $ 17,178.22      $ 14,655.44       $ 16,345.83      $ 13,283.18
08/31/93      $ 15,811.88      $ 15,210.28       $ 15,081.62      $ 12,146.54
09/30/93      $ 13,831.68      $ 15,093.64       $ 13,193.98      $ 10,728.57
10/29/93      $ 16,108.91      $ 15,405.65       $ 15,783.38      $ 12,721.56
11/30/93      $ 15,811.88      $ 15,258.82       $ 15,592.33      $ 12,233.10
12/31/93      $ 17,475.25      $ 15,443.30       $ 16,844.34      $ 13,593.36
01/31/94      $ 18,079.21      $ 15,967.83       $ 17,004.39      $ 13,586.15
02/28/94      $ 17,138.61      $ 15,534.82       $ 15,893.73      $ 13,230.63
03/31/94      $ 17,168.32      $ 14,858.85       $ 16,269.51      $ 13,777.82
04/29/94      $ 15,792.08      $ 15,049.21       $ 14,380.09      $ 11,792.04
05/31/94      $ 16,544.55      $ 15,295.22       $ 15,451.76      $ 12,399.01
06/30/94      $ 15,475.25      $ 14,920.93       $ 14,445.88      $ 11,876.55
07/29/94      $ 15,495.05      $ 15,410.54       $ 14,370.51      $ 11,515.87
08/31/94      $ 16,207.92      $ 16,040.90       $ 15,088.55      $ 12,213.52
09/30/94      $ 17,178.22      $ 15,648.96       $ 17,103.32      $ 13,626.34
10/31/94      $ 16,237.62      $ 16,000.03       $ 15,457.67      $ 12,099.13
11/30/94      $ 14,188.12      $ 15,418.05       $ 13,373.25      $ 10,583.26
12/30/94      $ 14,514.85      $ 15,646.46       $ 14,345.94      $ 11,266.49
01/31/95      $ 12,986.97      $ 16,051.94       $ 12,563.16      $ 10,035.04
02/28/95      $ 13,264.77      $ 16,676.89       $ 13,453.57      $ 10,699.71
03/31/95      $ 14,792.65      $ 17,168.21       $ 15,266.83      $ 12,569.04
04/28/95      $ 15,199.42      $ 17,673.37       $ 15,319.28      $ 12,049.67
05/31/95      $ 15,169.66      $ 18,378.68       $ 15,981.40      $ 12,366.03
06/30/95      $ 15,685.56      $ 18,804.82       $ 16,105.75      $ 12,385.61
07/31/95      $ 16,370.13      $ 19,428.15       $ 16,077.68      $ 12,232.07
08/31/95      $ 16,816.59      $ 19,476.64       $ 16,385.28      $ 12,640.15
09/29/95      $ 16,806.67      $ 20,298.13       $ 16,563.56      $ 12,798.85
10/31/95      $ 15,080.37      $ 20,225.61       $ 14,559.32      $ 11,044.93
11/30/95      $ 16,370.13      $ 21,112.47       $ 16,162.68      $ 12,480.42
12/29/95      $ 16,826.51      $ 21,519.15       $ 16,145.19      $ 12,409.32
01/31/96      $ 19,544.95      $ 22,250.72       $ 18,533.26      $ 14,535.24
02/29/96      $ 20,070.78      $ 22,457.72       $ 19,217.67      $ 14,845.42
03/29/96      $ 21,142.28      $ 22,673.94       $ 19,372.03      $ 14,821.72
04/30/96      $ 21,797.08      $ 23,007.92       $ 19,203.59      $ 14,779.47
05/31/96      $ 24,019.45      $ 23,600.27       $ 20,408.99      $ 15,343.16
06/28/96      $ 20,953.77      $ 23,690.25       $ 17,176.80      $ 12,753.50
07/31/96      $ 20,418.02      $ 22,644.19       $ 17,263.30      $ 12,814.30
08/30/96      $ 22,283.22      $ 23,122.55       $ 18,193.00      $ 12,834.91
09/30/96      $ 21,628.42      $ 24,422.79       $ 17,231.05      $ 11,869.33
10/31/96      $ 21,062.90      $ 25,096.12       $ 17,501.78      $ 11,912.61
11/29/96      $ 20,725.58      $ 26,991.42       $ 18,036.13      $ 12,385.61
12/31/96      $ 20,110.46      $ 26,456.74       $ 17,536.68      $ 12,031.12
01/31/97      $ 18,987.38      $ 28,108.74       $ 16,779.39      $ 11,356.14
02/28/97      $ 20,918.66      $ 28,329.41       $ 17,962.74      $ 12,619.54
03/31/97      $ 18,420.59      $ 27,167.57       $ 14,571.14      $ 10,729.60
04/30/97      $ 17,517.93      $ 28,788.00       $ 13,393.43       $ 9,672.30
05/30/97      $ 18,462.58      $ 30,539.41       $ 14,502.84      $ 10,749.18
06/30/97      $ 16,741.22      $ 31,906.82       $ 12,847.55       $ 9,851.61
07/31/97      $ 15,943.52      $ 34,444.18       $ 12,798.60      $ 10,090.68
08/29/97      $ 16,321.38      $ 32,516.00       $ 12,612.64      $ 10,188.58
09/30/97      $ 17,014.12      $ 34,295.79       $ 13,988.40      $ 11,284.01
10/31/97      $ 14,159.19      $ 33,151.69       $ 11,451.58       $ 9,059.15
11/28/97      $ 11,230.79      $ 34,685.09        $ 8,534.23       $ 7,298.02
12/31/97      $ 11,849.01      $ 35,280.34        $ 9,548.11       $ 7,645.30
01/30/98      $ 12,869.19      $ 35,670.18        $ 9,981.53       $ 7,725.68
02/27/98      $ 12,189.07      $ 38,241.37        $ 9,753.71       $ 7,775.14
03/31/98      $ 13,017.97      $ 40,198.08       $ 10,460.93       $ 8,416.12
04/30/98      $ 13,559.94      $ 40,602.30       $ 11,214.94       $ 9,061.21
05/29/98      $ 11,636.47      $ 39,905.37        $ 9,593.26       $ 7,698.89
06/30/98      $ 10,478.14      $ 41,525.12        $ 8,887.72       $ 7,390.77
07/31/98       $ 9,744.88      $ 41,084.06        $ 7,694.29       $ 6,483.92
08/31/98       $ 7,619.50      $ 35,150.27        $ 5,818.53       $ 5,038.13
09/30/98      $ 10,520.64      $ 37,402.13        $ 9,221.97       $ 7,727.74
10/30/98      $ 10,382.49      $ 40,441.75        $ 9,344.34       $ 7,768.96
11/30/98       $ 9,691.74      $ 42,891.84        $ 8,753.67       $ 7,312.45
12/31/98       $ 9,980.80      $ 45,361.85        $ 8,314.25       $ 6,695.18
01/29/99       $ 9,555.18      $ 47,258.02        $ 8,088.84       $ 6,518.96
02/26/99       $ 9,353.01      $ 45,789.51        $ 7,609.61       $ 6,240.73
03/31/99       $ 9,161.48      $ 47,621.01        $ 7,410.96       $ 6,158.29
04/30/99      $ 10,257.45      $ 49,465.11        $ 8,782.70       $ 7,565.95
05/28/99       $ 8,384.72      $ 48,298.70        $ 7,267.95       $ 6,272.67
06/30/99       $ 8,288.96      $ 50,977.01        $ 7,715.66       $ 6,897.16
07/30/99       $ 7,820.77      $ 49,387.65        $ 7,280.91       $ 6,478.77
08/31/99       $ 8,150.63      $ 49,143.13        $ 7,525.97       $ 6,939.41
09/30/99      $ 10,268.09      $ 47,797.58        $ 9,451.75       $ 8,270.82
10/29/99       $ 9,214.68      $ 50,820.96        $ 8,129.97       $ 7,167.15
11/30/99       $ 8,810.34      $ 51,853.98        $ 7,661.00       $ 6,908.49
12/31/99       $ 8,714.58      $ 54,906.17        $ 7,304.70       $ 7,004.33
01/31/00       $ 7,735.65      $ 52,147.88        $ 6,493.58       $ 6,180.96
02/29/00       $ 7,863.34      $ 51,161.77        $ 6,326.95       $ 6,158.29
03/31/00       $ 7,267.47      $ 56,163.64        $ 5,939.94       $ 5,822.34
04/28/00       $ 6,905.69      $ 54,474.51        $ 6,302.53       $ 5,642.00
05/31/00       $ 6,692.88      $ 53,359.65        $ 6,614.27       $ 5,799.67
06/30/00       $ 6,841.85      $ 54,675.35        $ 6,679.38       $ 5,957.34
07/31/00       $ 6,118.29      $ 53,821.31        $ 5,930.04       $ 5,240.11
08/31/00       $ 6,363.02      $ 57,162.50        $ 6,120.02       $ 5,393.65
09/29/00       $ 5,713.95      $ 54,145.47        $ 6,075.75       $ 5,144.27
10/31/00       $ 5,107.44      $ 53,915.81        $ 5,500.40       $ 4,520.82
11/30/00       $ 5,054.24      $ 49,668.22        $ 6,114.18       $ 4,851.61
12/31/00       $ 5,395.80      $ 49,911.88        $ 6,503.60       $ 5,297.82


---------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                           For the Periods Ended
                                                          December 31, 2000
---------------------------------------------------------------------------
                                Ten Year   Five Year   One Year  Six Month

  World Gold Fund               (5.98)%    (20.35)%    (38.08)%   (21.14)%
  ------------------------------------------------------------------------
  S&P 500 Index                 17.44%      18.32%      (9.10)%    (8.71)%
  ------------------------------------------------------------------------
  Toronto Stock Exchange Gold

    & Precious Minerals Index   (4.21)%    (16.63)%    (10.97)%    (2.63)%
  ------------------------------------------------------------------------
  Philadelphia Stock Exchange

    Gold & Silver Index         (6.16)%    (15.65)%    (24.36)%   (11.07)%

  Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The S&P 500 Index is an unmanaged but commonly used measure of common stock total return performance. The Toronto Stock Exchange Gold & Precious Minerals Index (TSE) is a capitalization-weighted index designed to measure the performance of the gold and silver sector of the TSE 300 Index. The Philadelphia Stock Exchange Gold & Silver Index (XAU) is a capitalization-weighted index which includes the leading companies involved in the mining of gold and silver.

---------------------------------------------------------------------------

---------------------------------------------------------------------
 GOLD FUNDS
---------------------------------------------------------------------



---------------------------------------------------------------------
 GOLD SHARES FUND
---------------------------------------------------------------------



       [Linear graph plotted from the data points in the following table.]

                   Gold Shares                            Johannesburg
     Date          Fund               S&P 500 Index       All Gold Index
     --------      -----------        -----------         -----------
     12/31/90      $ 10,000.00        $ 10,000.00         $ 10,000.00
     01/31/91       $ 8,895.52        $ 10,434.41          $ 9,119.10
     02/28/91       $ 9,641.79        $ 11,179.71          $ 8,849.75
     03/28/91       $ 8,835.82        $ 11,450.16          $ 7,585.45
     04/30/91       $ 9,044.78        $ 11,477.38          $ 8,007.17
     05/31/91      $ 10,149.25        $ 11,970.82          $ 9,304.59
     06/28/91      $ 10,716.42        $ 11,422.81         $ 10,133.37
     07/31/91      $ 10,356.20        $ 11,954.77          $ 9,847.72
     08/30/91       $ 8,555.12        $ 12,237.17          $ 7,985.72
     09/30/91       $ 9,065.43        $ 12,032.30          $ 8,595.65
     10/31/91       $ 9,365.61        $ 12,193.71          $ 8,853.90
     11/29/91       $ 9,785.86        $ 11,703.74          $ 9,377.72
     12/31/91       $ 8,435.05        $ 13,039.99          $ 8,778.04
     01/31/92       $ 8,404.38        $ 12,797.29          $ 9,701.94
     02/28/92       $ 7,576.21        $ 12,962.96          $ 9,206.61
     03/31/92       $ 7,453.52        $ 12,711.14          $ 8,394.06
     04/30/92       $ 6,932.08        $ 13,083.95          $ 7,476.87
     05/29/92       $ 7,392.17        $ 13,147.93          $ 8,211.54
     06/30/92       $ 6,809.39        $ 12,952.39          $ 8,417.85
     07/31/92       $ 6,468.92        $ 13,481.10          $ 8,228.19
     08/31/92       $ 5,911.79        $ 13,205.70          $ 7,268.94
     09/30/92       $ 5,323.70        $ 13,360.94          $ 6,798.99
     10/30/92       $ 4,580.86        $ 13,406.80          $ 5,873.14
     11/30/92       $ 4,271.34        $ 13,862.05          $ 6,067.07
     12/31/92       $ 4,147.54        $ 14,032.11          $ 5,569.87
     01/29/93       $ 4,369.16        $ 14,149.31          $ 6,249.35
     02/26/93       $ 4,749.09        $ 14,342.08          $ 6,584.83
     03/31/93       $ 5,635.58        $ 14,644.49          $ 8,079.10
     04/30/93       $ 6,553.74        $ 14,290.53          $ 9,835.67
     05/28/93       $ 7,820.16        $ 14,671.86         $ 12,345.62
     06/30/93       $ 7,946.81        $ 14,714.68         $ 12,173.89
     07/30/93       $ 9,031.91        $ 14,655.44         $ 13,219.70
     08/31/93       $ 7,404.25        $ 15,210.28         $ 11,005.15
     09/30/93       $ 7,053.19        $ 15,093.64          $ 9,344.55
     10/29/93       $ 7,914.89        $ 15,405.65         $ 11,128.06
     11/30/93       $ 7,851.06        $ 15,258.82         $ 11,574.00
     12/31/93       $ 9,287.23        $ 15,443.30         $ 13,499.78
     01/31/94       $ 8,352.06        $ 15,967.83         $ 12,056.41
     02/28/94       $ 7,836.10        $ 15,534.82         $ 12,236.76
     03/31/94       $ 7,739.36        $ 14,858.85         $ 12,315.61
     04/29/94       $ 7,965.09        $ 15,049.21         $ 12,097.49
     05/31/94       $ 7,707.11        $ 15,295.22         $ 11,244.43
     06/30/94       $ 8,094.08        $ 14,920.93         $ 12,173.78
     07/29/94       $ 8,387.82        $ 15,410.54         $ 12,380.58
     08/31/94       $ 9,301.66        $ 16,040.90         $ 13,582.20
     09/30/94      $ 10,411.34        $ 15,648.96         $ 14,574.65
     10/31/94       $ 9,856.50        $ 16,000.03         $ 13,532.94
     11/30/94       $ 8,616.28        $ 15,418.05         $ 11,832.93
     12/30/94       $ 9,040.56        $ 15,646.46         $ 12,156.52
     01/31/95       $ 6,921.16        $ 16,051.94          $ 9,085.30
     02/28/95       $ 7,318.55        $ 16,676.89          $ 9,018.87
     03/31/95       $ 7,649.71        $ 17,168.21          $ 8,749.05
     04/28/95       $ 7,285.44        $ 17,673.37          $ 8,581.14
     05/31/95       $ 7,086.74        $ 18,378.68          $ 8,026.83
     06/30/95       $ 7,186.09        $ 18,804.82          $ 8,429.38
     07/31/95       $ 7,756.95        $ 19,428.15          $ 8,850.86
     08/31/95       $ 7,723.37        $ 19,476.64          $ 8,915.77
     09/29/95       $ 7,656.21        $ 20,298.13          $ 8,828.27
     10/31/95       $ 6,480.91        $ 20,225.61          $ 7,419.56
     11/30/95       $ 6,548.07        $ 21,112.47          $ 7,542.31
     12/29/95       $ 6,615.23        $ 21,519.15          $ 7,848.08
     01/31/96       $ 8,081.49        $ 22,250.72          $ 9,907.52
     02/29/96       $ 7,842.80        $ 22,457.72          $ 9,828.07
     03/29/96       $ 7,399.51        $ 22,673.94          $ 9,532.84
     04/30/96       $ 7,433.61        $ 23,007.92          $ 9,566.17
     05/31/96       $ 7,638.21        $ 23,600.27          $ 9,834.20
     06/28/96       $ 6,342.44        $ 23,690.25          $ 8,466.60
     07/31/96       $ 6,273.50        $ 22,644.19          $ 8,366.68
     08/30/96       $ 6,239.03        $ 23,122.55          $ 8,479.94
     09/30/96       $ 5,687.51        $ 24,422.79          $ 7,759.34
     10/31/96       $ 5,584.10        $ 25,096.12          $ 7,860.43
     11/29/96       $ 5,204.94        $ 26,991.42          $ 7,046.65
     12/31/96       $ 4,929.18        $ 26,456.74          $ 6,857.16
     01/31/97       $ 4,436.26        $ 28,108.74          $ 6,294.97
     02/28/97       $ 5,070.01        $ 28,329.41          $ 7,439.74
     03/31/97       $ 4,365.84        $ 27,167.57          $ 6,270.16
     04/30/97       $ 4,013.76        $ 28,788.00          $ 5,684.21
     05/30/97       $ 4,084.18        $ 30,539.41          $ 5,595.07
     06/30/97       $ 3,394.09        $ 31,906.82          $ 4,530.78
     07/31/97       $ 3,466.31        $ 34,444.18          $ 4,534.60
     08/29/97       $ 3,502.41        $ 32,516.00          $ 4,612.54
     09/30/97       $ 3,430.20        $ 34,295.79          $ 4,683.27
     10/31/97       $ 2,671.94        $ 33,151.69          $ 3,966.92
     11/28/97       $ 2,058.12        $ 34,685.09          $ 3,189.05
     12/31/97       $ 2,101.45        $ 35,280.34          $ 3,508.45
     01/30/98       $ 2,101.45        $ 35,670.18          $ 3,800.46
     02/27/98       $ 1,917.11        $ 38,241.37          $ 3,370.37
     03/31/98       $ 1,953.98        $ 40,198.08          $ 3,440.06
     04/30/98       $ 2,064.58        $ 40,602.30          $ 4,547.44
     05/29/98       $ 1,659.04        $ 39,905.37          $ 3,857.52
     06/30/98       $ 1,397.28        $ 41,525.12          $ 3,154.09
     07/31/98       $ 1,408.34        $ 41,084.06          $ 3,172.36
     08/31/98       $ 1,083.90        $ 35,150.27          $ 2,597.06
     09/30/98       $ 1,511.57        $ 37,402.13          $ 3,975.75
     10/30/98       $ 1,478.39        $ 40,441.75          $ 4,027.16
     11/30/98       $ 1,386.22        $ 42,891.84          $ 3,901.57
     12/31/98       $ 1,408.34        $ 45,361.85          $ 3,154.87
     01/29/99       $ 1,345.66        $ 47,258.02          $ 3,286.50
     02/26/99       $ 1,316.17        $ 45,789.51          $ 2,913.44
     03/31/99       $ 1,308.80        $ 47,621.01          $ 3,147.54
     04/30/99       $ 1,456.27        $ 49,465.11          $ 3,189.21
     05/28/99       $ 1,227.69        $ 48,298.70          $ 3,137.57
     06/30/99       $ 1,260.87        $ 50,977.01          $ 3,226.22
     07/30/99       $ 1,179.76        $ 49,387.65          $ 3,001.77
     08/31/99       $ 1,242.43        $ 49,143.13          $ 3,486.09
     09/30/99       $ 1,581.62        $ 47,797.58          $ 4,465.42
     10/29/99       $ 1,415.71        $ 50,820.96          $ 4,184.81
     11/30/99       $ 1,356.72        $ 51,853.98          $ 3,857.63
     12/31/99       $ 1,371.47        $ 54,906.17          $ 4,004.96
     01/31/00       $ 1,205.57        $ 52,147.88          $ 3,745.21
     02/29/00       $ 1,212.94        $ 51,161.77          $ 4,135.28
     03/31/00       $ 1,120.77        $ 56,163.64          $ 3,753.64
     04/28/00       $ 1,032.29        $ 54,474.51          $ 3,252.52
     05/31/00       $ 1,032.29        $ 53,359.65          $ 3,466.87
     06/30/00       $ 1,076.53        $ 54,675.35          $ 3,558.12
     07/31/00         $ 973.30        $ 53,821.31          $ 3,441.80
     08/31/00       $ 1,032.29        $ 57,162.50          $ 3,472.97
     09/29/00         $ 965.93        $ 54,145.47          $ 3,323.78
     10/31/00         $ 870.07        $ 53,915.81          $ 2,843.61
     11/30/00         $ 884.82        $ 49,668.22          $ 2,623.09
     12/31/00         $ 962.24        $ 49,911.88          $ 3,046.18


---------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                           For the Periods Ended
                                                          December 31, 2000
---------------------------------------------------------------------------
                               Ten Year   Five Year   One Year    Six Month

  Gold Shares Fund             (20.87)%   (31.99)%    (29.84)%     (10.62)%
  -------------------------------------------------------------------------
  S&P 500 Index                 17.44%     18.32%      (9.10)%      (8.71)%
  -------------------------------------------------------------------------
  Johannesburg All Gold Index  (11.21)%   (17.24)%    (23.94)%     (14.39)%

  Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The S&P 500 Index is an unmanaged but commonly used measure of common stock total return performance. The Johannesburg All Gold Index is a capitalization-weighted index of all domestic gold stocks traded on the Johannesburg Stock Exchange.

---------------------------------------------------------------------------


SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

Despite the negative sentiment toward gold and gold equities for most of the second half of the fourth quarter, there was a significant change in sentiment towards the gold sector in late November as a result of weakness in the U.S. dollar, U.S. economy and the U.S. markets. The negative sentiment dominating the gold market from mid-year through mid-November continued on a similar theme of heavy selling from central banks. To quantify the impact for the year 2000, central bank sales were up 17 percent year over year.

---------------------------------------------------------------------
GOLD FUNDS
---------------------------------------------------------------------


After gold bullion touched its year 2000 low of U.S. $262 per ounce in late October, gold rallied above U.S. $270 per ounce in late November, contributing to a more significant rally in the gold equities. In late November, the Toronto Stock Exchange Gold and Precious Metals Index (the TSE: a capitalization-weighted index designed to measure the performance of the gold and silver sector of the TSE 300 Index) rallied from a low of 3506 points in late October to trade in the 4000- to 4500- point range for the remainder of the fourth quarter. The Philadelphia Stock Exchange Gold and Silver Index (XAU: a capitalization-weighted index that includes the leading companies involved in the mining of gold and silver) rallied from a late-October low of 41.6 points to trade in the 47- to 53-point range for the remainder of the fourth quarter.

The bullion move in late November was the result of a weakening U.S. dollar, while the substantial move in gold equities was related not only to the gold bullion move but also sector rotation into a perceived oversold and defensive sector as a reaction to broader volatility in the U.S. markets. Since negative sentiment pervaded the market in mid-year, gold was actually off slightly for the six-month period, down 6 percent to U.S. $272 per ounce. The North American gold indexes were also down for the six-month period--with the XAU down 11 percent and the TSE down 2.6 percent.

Despite weakness in the U.S. dollar, U.S. economy and U.S. markets and a reciprocal strengthening in the Euro, gold was unable to benefit from these changes in the short term.

In the platinum group metals (PGM) palladium had a significant rally in the fourth quarter, driven by Russian supply concerns. For the six-month period ended December 31, 2000, palladium closed up 50 percent to U.S. $959 per ounce while platinum gained 9 percent, closing at U.S. $612 per ounce. The PGM equities were strong performers as indicated by the Johannesburg Platinum Index (a capitalization-weighted index of all the stocks designed to measure the performance of the platinum sector of the Johannesburg Stock Index) and were up 68 percent for the six months.

CURRENT OUTLOOK

The outlook for gold is neutral for 2001, as central bank selling is forecast to dominate. The Washington Accord, although good in principle, was unable to contain the rate of central bank sales to allow for any sustainable price increases in bullion at this time.

The outlook for the platinum and palladium markets for 2001 will continue to see varying degrees of a supply-side deficit, particularly for palladium.

---------------------------------------------------------------------
GOLD FUNDS
---------------------------------------------------------------------


WORLD GOLD FUND


---------------------------------------------------------------------
 TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS        December 31, 2000
---------------------------------------------------------------------

   PLACER DOME, INC.                                        8.84%
     SENIOR GOLD PRODUCERS
   --------------------------------------------------------------
   BARRICK GOLD CORP.                                       6.88%
     SENIOR GOLD PRODUCERS
   --------------------------------------------------------------
   NEWMONT MINING CORP.                                     6.66%
     SENIOR GOLD PRODUCERS
   --------------------------------------------------------------
   GOLDCORP, INC.                                           6.45%
     SENIOR GOLD PRODUCERS
   --------------------------------------------------------------
   IAMGOLD CORP.                                            5.67%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   --------------------------------------------------------------
   FRANCO-NEVADA MINING CORP., LTD.                         5.42%
     MINING FINANCE
   --------------------------------------------------------------
   NORTH AMERICAN PALLADIUM LTD.                            5.22%
     GOLD/MINERAL EXPLORATION & DEVELOPMENT
   --------------------------------------------------------------
   DELTA GOLD NL                                            4.82%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   --------------------------------------------------------------
   GLAMIS GOLD LTD.                                         3.45%
     SENIOR GOLD PRODUCERS
   --------------------------------------------------------------
   RANGER MINERALS NL                                       2.57%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
---------------------------------------------------------------------


---------------------------------------------------------------------
 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS       December 31, 2000
---------------------------------------------------------------------

   SENIOR GOLD PRODUCERS                                   38.57%
   GOLD/MINERAL EXPLORATION & DEVELOPMENT                  29.18%
   INTERMEDIATE & JUNIOR GOLD PRODUCERS                    16.27%
   DIAMOND MINING & EXPLORATION                             7.70%
   MINING FINANCE                                           5.42%

---------------------------------------------------------------------
GOLD FUNDS
---------------------------------------------------------------------


GOLD SHARES FUND


---------------------------------------------------------------------
 TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS        December 31, 2000
---------------------------------------------------------------------

   HARMONY GOLD MINING CO., LTD                             9.14%
     GOLD MINING - AFRICA
   --------------------------------------------------------------
   BARRICK GOLD CORP.                                       8.35%
     GOLD MINING - NORTH AMERICA
   --------------------------------------------------------------
   NEWMONT MINING CORP.                                     8.20%
     GOLD MINING - NORTH AMERICA
   --------------------------------------------------------------
   PLACER DOME, INC.                                        8.07%
     GOLD MINING - NORTH AMERICA
   --------------------------------------------------------------
   IMPALA PLATINUM HOLDINGS LTD.                            7.08%
     DIVERSIFIED OPERATIONS
   --------------------------------------------------------------
   GOLDCORP, INC.                                           6.48%
     GOLD MINING - NORTH AMERICA
   --------------------------------------------------------------
   FRANCO NEVADA MINING CORP., LTD.                         6.14%
     GOLD MINING - NORTH AMERICA
   --------------------------------------------------------------
   NORTH AMERICAN PALLADIUM LTD.                            5.29%
     GOLD MINING - NORTH AMERICA
   --------------------------------------------------------------
   GOLD FIELDS LTD.                                         4.86%
     GOLD MINING - AFRICA
   --------------------------------------------------------------
   ANGLO AMERICAN PLATINUM CORP.                            4.32%
     DIVERSIFIED OPERATIONS
---------------------------------------------------------------------


---------------------------------------------------------------------
 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS       December 31, 2000
---------------------------------------------------------------------

   GOLD MINING - NORTH AMERICA                             45.44%
   GOLD MINING - AFRICA                                    18.21%
   DIVERSIFIED OPERATIONS                                  13.86%
   DIAMOND MINING & EXPLORATION                            10.65%
   GOLD MINING - AUSTRALIA                                  7.31%

---------------------------------------------------------------------
GOLD FUNDS
---------------------------------------------------------------------


WORLD GOLD FUND


---------------------------------------------------------------------
 PORTFOLIO PROFILE                                 December 31, 2000
---------------------------------------------------------------------

   Country Distribution                          % of Investments

   --------------------------------------------------------------
     Canada                                                64.45%
   --------------------------------------------------------------
     U.S.                                                  16.61%
   --------------------------------------------------------------
     Australia                                             11.41%
   --------------------------------------------------------------
     South Africa                                           3.80%
   --------------------------------------------------------------
     Other Foreign                                          3.73%
   --------------------------------------------------------------
   Number of Securities                                      109
---------------------------------------------------------------------


GOLD SHARES FUND


---------------------------------------------------------------------
 PORTFOLIO PROFILE                                 December 31, 2000
---------------------------------------------------------------------

   Country Distribution                          % of Investments

   --------------------------------------------------------------
     Canada                                                44.14%
   --------------------------------------------------------------
     South Africa                                          32.19%
   --------------------------------------------------------------
     U.S.                                                  16.36%
   --------------------------------------------------------------
     Australia                                              7.31%
   --------------------------------------------------------------
   Number of Securities                                       41
---------------------------------------------------------------------


U.S. TREASURY SECURITIES CASH FUND
------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         December 31, 2000
------------------------------------------------------------------------------------


UNITED STATES
GOVERNMENT                            COUPON   MATURITY   PRINCIPAL
OBLIGATIONS 56.56%                     RATE      DATE       AMOUNT         VALUE

UNITED STATES TREASURY BILLS 14.91%
------------------------------------------------------------------------------------
                               Yield   5.59%   04/12/01  $ 20,000,000   $ 19,689,722

UNITED STATES TREASURY NOTES 41.65%
------------------------------------------------------------------------------------
                                       4.50%   01/31/01    10,000,000      9,985,204
                                       5.25%   01/31/01    20,000,000     19,982,767
                                       6.25%   04/30/01    25,000,000     25,037,782
                                                                        ------------
                                                                          55,005,753

------------------------------------------------------------------------------------
TOTAL UNITED STATES GOVERNMENT OBLIGATIONS                                74,695,475
------------------------------------------------------------------------------------
  (cost $74,695,475)

REPURCHASE AGREEMENTS 43.08%

Joint Tri-Party Repurchase
  Agreement, 12/31/00,
  collateralized by
  U.S. Treasury securities
  held in joint tri-party
  repurchase accounts:

5.98% Paine Webber, repurchase
  price $31,919,394                    5.98%   01/02/01    31,898,199     31,898,199
6.15% Credit Suisse First
  Boston, repurchase price

  $25,017,083                          6.15%   01/02/01    25,000,000     25,000,000

------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                               56,898,199
------------------------------------------------------------------------------------
  (cost $56,898,199)

------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.64%                                                 131,593,674
------------------------------------------------------------------------------------
  (cost $131,593,674)
Other assets and liabilities, net 0.36%                                      476,855
                                                                        ------------

NET ASSETS 100%                                                         $132,070,529
                                                                        ------------

See notes to portfolios of investments and notes to financial statements.



U.S. GOVERNMENT SECURITIES SAVINGS FUND
------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                        December 31, 2000
------------------------------------------------------------------------------------



UNITED STATES
GOVERNMENT AND AGENCY                 COUPON  MATURITY   PRINCIPAL
OBLIGATIONS 99.61%                     RATE     DATE       AMOUNT         VALUE

FEDERAL FARM CREDIT BANK 2.96%
------------------------------------------------------------------------------------
Discount Notes:
                               Yield  6.44%   01/19/01  $ 10,000,000   $  9,969,589
Variable Rates:
                                      6.89%   02/01/01     8,000,000      8,000,240
Fixed Rates:
                                      5.70%   03/27/01     5,000,000      4,990,441
                                                                       ------------
                                                                         22,960,270

FEDERAL HOME LOAN BANK 72.62%
------------------------------------------------------------------------------------
Discount Notes:
                               Yield  5.81%   01/02/01   155,531,000    155,522,131
                               Yield  6.35%   01/03/01    46,940,000     46,931,720
                               Yield  6.32%   01/19/01    11,291,000     11,257,303
                               Yield  6.27%   01/24/01    70,457,000     70,186,866
                               Yield  6.42%   01/26/01    10,000,000      9,957,200
                               Yield  6.43%   01/31/01    25,000,000     24,870,507
Variable Rates:
                                      6.48%   07/18/01    25,000,000     24,990,683
Fixed Rates:
                                      5.62%   01/12/01     2,000,000      1,999,684
                                      6.28%   01/12/01    11,000,000     10,999,753
                                      4.97%   01/19/01     6,920,000      6,916,913
                                      6.00%   01/24/01        25,000         24,991
                                      4.88%   01/26/01     8,000,000      7,990,172
                                      5.02%   01/26/01     1,000,000        999,118
                                      6.35%   02/01/01    20,000,000     19,992,841
                                      5.15%   02/09/01       250,000        249,597
                                      6.55%   02/15/01    10,000,000      9,999,911
                                      6.47%   02/16/01    10,000,000      9,996,125
                                      6.60%   02/22/01    10,000,000      9,999,941
                                      5.58%   02/23/01     5,050,000      5,038,959
                                      5.25%   02/26/01     3,000,000      2,991,178
                                      5.19%   03/01/01       250,000        249,395
                                      5.30%   03/02/01       500,000        499,020
                                      5.38%   03/02/01     5,000,000      4,990,641
                                      6.17%   03/08/01     1,300,000      1,299,098
                                      6.45%   03/16/01    14,300,000     14,295,423
                                      5.63%   03/19/01     5,000,000      4,990,378
                                      6.50%   03/27/01    15,000,000     14,997,006
                                      5.14%   05/02/01    10,000,000      9,951,331
                                      7.13%   06/05/01     5,000,000      4,998,696
                                      6.62%   08/01/01    25,000,000     24,989,159
                                      5.88%   08/15/01       500,000        497,766
                                      6.63%   08/15/01       500,000        499,947

See notes to portfolios of investments and notes to financial statements.

                                                                              33


U.S. GOVERNMENT SECURITIES SAVINGS FUND
------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         December 31, 2000
------------------------------------------------------------------------------------


UNITED STATES
GOVERNMENT AND                        COUPON   MATURITY     PRINCIPAL
AGENCY OBLIGATIONS                     RATE      DATE         AMOUNT       VALUE

FEDERAL HOME LOAN BANK (CONT'D)
------------------------------------------------------------------------------------
                                       7.00%   08/17/01   $   850,000   $    850,000
                                       6.25%   08/24/01       100,000         99,792
                                       5.75%   08/27/01       500,000        497,331
                                       5.20%   09/11/01     1,000,000        989,747
                                       6.50%   09/19/01    10,000,000      9,994,522
                                       5.64%   10/01/01     1,000,000        992,841
                                       5.53%   10/05/01       500,000        496,289
                                       4.63%   10/09/01     2,550,000      2,514,755
                                       5.37%   10/15/01     1,000,000        990,844
                                       5.32%   10/19/01     1,000,000        989,620
                                       5.23%   10/26/01     2,000,000      1,979,677
                                       5.31%   10/26/01    10,000,000      9,906,426
                                       5.31%   10/26/01       300,000        297,128
                                       5.49%   10/29/01     1,000,000        991,487
                                       7.91%   11/07/01       500,000        505,518
                                       7.13%   11/15/01    10,000,000     10,052,908
                                       5.23%   11/16/01     1,500,000      1,484,127
                                       5.52%   11/23/01     1,000,000        991,105
                                       6.02%   12/21/01       500,000        497,594
                                       6.20%   12/28/01     5,000,000      5,000,000
                                                                        ------------
                                                                         563,295,164

STUDENT LOAN MARKETING ASSOCIATION 24.03%
------------------------------------------------------------------------------------
Variable Rates:
                                       6.12%   03/07/01    23,800,000     23,791,967
                                       6.34%   03/12/01     1,000,000        999,648
                                       6.34%   05/18/01     6,000,000      5,999,433
                                       6.31%   06/08/01    19,400,000     19,397,310
                                       6.36%   07/26/01    25,000,000     25,000,000
                                       6.31%   08/09/01    25,000,000     24,998,176
                                       6.36%   08/22/01    25,000,000     25,000,000
                                       6.29%   08/23/01    25,000,000     24,996,808
                                       6.29%   09/17/01    10,000,000      9,996,581
                                       6.42%   10/11/01    25,000,000     25,000,000
Fixed Rates:
                                       5.20%   03/02/01     1,000,000        997,654
                                       5.79%   04/19/01       200,000        199,228
                                                                        ------------
                                                                         186,376,805

------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.61%                                                 772,632,239
------------------------------------------------------------------------------------
  (cost $772,632,239)
Other assets and liabilities, net 0.39%                                    3,021,933
                                                                        ------------

NET ASSETS 100%                                                         $775,654,172
                                                                        ------------

See notes to portfolios of investments and notes to financial statements.



NEAR-TERM TAX FREE FUND
----------------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                                  December 31, 2000
----------------------------------------------------------------------------------------------


                                                     COUPON    MATURITY   PRINCIPAL
MUNICIPAL BONDS 94.29%                                RATE       DATE      AMOUNT      VALUE

ALABAMA 1.99%
----------------------------------------------------------------------------------------------
Birmingham, Alabama Refunded, Series B                6.25%    04/01/12  $  110,000 $  114,263

ARIZONA 3.56%
----------------------------------------------------------------------------------------------
Maricopa County, Arizona United School District, GO   4.85%    07/01/11     200,000    204,250

CALIFORNIA 3.59%
----------------------------------------------------------------------------------------------
San Francisco Bay Area Transit Financing Authority    5.00%    02/01/07     200,000    206,000

CONNECTICUT 3.75%
----------------------------------------------------------------------------------------------
Bridgeport Series A, GO                               6.00%    03/01/06     200,000    215,500

GEORGIA 1.83%
----------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Revenue    5.30%    01/01/07     100,000    105,125

HAWAII 3.58%
----------------------------------------------------------------------------------------------
Hawaii State GO, Unlimited Tax                        5.25%    09/01/03     200,000    205,250

ILLINOIS 7.06%
----------------------------------------------------------------------------------------------
Buffalo Grove, Illinois Park District                 5.80%    12/30/01     210,000    213,465
Chicago Water Revenue (ZCB)                           0.00%    11/01/08     275,000    191,812
                                                                                    ----------
                                                                                       405,277

IOWA 6.37%
----------------------------------------------------------------------------------------------
Des Moines, Iowa Sewerage Revenue                     5.20%    06/01/01     150,000    150,768
Finance Authority Hospital Facility Revenue           5.15%    07/01/04     210,000    214,988
                                                                                    ----------
                                                                                       365,756

MASSACHUSETTS 4.02%
----------------------------------------------------------------------------------------------
Massachusetts State Health & Educational,
  Facilities Authority Revenue                        5.00%    10/01/07     135,000    128,756
Massachusetts State, Series C, GO                     4.63%    10/01/08     100,000    101,750
                                                                                    ----------
                                                                                       230,506

NEBRASKA 4.66%
----------------------------------------------------------------------------------------------
Nebraska Public Power District Revenue                5.70%    01/01/05     255,000    267,431

NEVADA 9.03%
----------------------------------------------------------------------------------------------
Nevada State Municipal Bond Bank Project

  #51, Series A, GO                                   5.10%    01/01/08     250,000    257,500

See notes to portfolios of investments and notes to financial statements.

                                                                              35


NEAR-TERM TAX FREE FUND
----------------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                                  December 31, 2000
----------------------------------------------------------------------------------------------

                                                     COUPON    MATURITY    PRINCIPAL
MUNICIPAL BONDS                                       RATE       DATE       AMOUNT     VALUE

NEVADA (CONT'D)
----------------------------------------------------------------------------------------------
Washoe County Gas & Water Facilities, Revenue         6.30%    12/01/14  $  250,000 $  260,937
                                                                                     ---------
                                                                                       518,437

NEW JERSEY 5.70%
----------------------------------------------------------------------------------------------
Jersey City, GO                                       6.00%    10/01/05     110,000    118,113
Washington Township Board of Education, GO            5.10%    02/01/08     200,000    208,750
                                                                                    ----------
                                                                                       326,863

NEW YORK 7.76%
----------------------------------------------------------------------------------------------
Buffalo, New York School District, Series B, GO       4.50%    02/01/08     110,000    110,963
Hempstead Township, GO Unlimited Tax                 5.375%    11/15/10     120,000    127,650
New York, New York, Series F                          5.25%    08/01/04     200,000    206,500
                                                                                    ----------
                                                                                       445,113

PENNSYLVANIA 4.42%
----------------------------------------------------------------------------------------------
Philadelphia Hospitals & Higher Education             5.00%    05/15/03     250,000    253,750
  Facilities Authority Revenue

TEXAS 8.05%
----------------------------------------------------------------------------------------------
Bexar County, Texas Refunded, GO                      5.40%    06/15/12     200,000    206,750
Comal Independent School District                     5.00%    02/01/01     255,000    255,199
                                                                                    ----------
                                                                                       461,949

UTAH 3.60%
----------------------------------------------------------------------------------------------
State Municipal Finance COOP Local Government Revenue 6.40%    08/01/09     200,000    206,750


VIRGIN ISLANDS 2.64%
----------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Revenue       5.00%    10/01/03     150,000    151,313

VIRGINIA 1.79%
----------------------------------------------------------------------------------------------
Virginia State Resident Authority Clean Water,        4.75%    10/01/10     100,000    102,500
  Revenue

WASHINGTON 4.73%
----------------------------------------------------------------------------------------------
King County, Series A, GO Pre-refunded                5.80%    12/01/06     105,000    109,725
King County, Series A, GO                             5.80%    12/01/06     155,000    161,587
                                                                                    ----------
                                                                                       271,312

See notes to portfolios of investments and notes to financial statements.

36


NEAR-TERM TAX FREE FUND
----------------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                                  December 31, 2000
----------------------------------------------------------------------------------------------

                                                     COUPON    MATURITY   PRINCIPAL
MUNICIPAL BONDS                                       RATE       DATE      AMOUNT      VALUE

WISCONSIN 6.16%
----------------------------------------------------------------------------------------------
Milwaukee, Wisconsin, Series L, GO                    4.60%    12/15/13  $  150,000 $  147,187
State Health & Educational Facilities Revenue         5.20%    06/01/05     200,000    206,250
                                                                                    ----------
                                                                                       353,437

----------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                                5,410,782
----------------------------------------------------------------------------------------------
  (cost $5,323,518)


REPURCHASE
AGREEMENT 4.14%

Joint Tri-Party Repurchase Agreement, Paine Webber,
  5.98%, 12/29/00,  repurchase price $237,956,
  collateralized  by U.S.  Treasury  securities
  held in a joint tri-party repurchase
  account (cost $237,798)                             5.98%    01/02/01     237,798    237,798

----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.43%                                                             5,648,580
----------------------------------------------------------------------------------------------
  (cost $5,561,316)
Other assets and liabilities, net 1.57%                                                 89,798
                                                                                    ----------

NET ASSETS 100%                                                                     $5,738,378
                                                                                    ----------


See notes to portfolios of investments and notes to financial statements.



TAX FREE FUND
---------------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                                 December 31, 2000
---------------------------------------------------------------------------------------------

                                               COUPON   MATURITY     PRINCIPAL
MUNICIPAL BONDS 91.95%                          RATE      DATE        AMOUNT         VALUE

ARIZONA 1.78%
---------------------------------------------------------------------------------------------
Salt River Project Arizona Agricultural
  Improvement & Power District Electric

  System Revenue                                6.00%   01/01/07    $  300,000    $   326,625

CALIFORNIA 4.08%
---------------------------------------------------------------------------------------------
California Educational Facilities Authority

Revenue, Heald Colleges                         5.25%   02/15/13       260,000        264,225
California State Registered, GO
  Unlimited                                     7.00%   10/01/10       100,000        121,500
Foothill Eastern Corridor Agency, Toll
  Road Revenue                                  4.75%   01/15/11       350,000        363,562
                                                                                  -----------
                                                                                      749,287

COLORADO 2.18%
---------------------------------------------------------------------------------------------
Denver, Colorado City & County School           5.00%   12/01/23       410,000        400,263
  District #1

FLORIDA 4.08%
---------------------------------------------------------------------------------------------
Florida Board of Education Capital
  Outlay, GO Unlimited Tax, Refunding,
  Series A                                     6.625%   06/01/07       700,000        749,000

GEORGIA 2.51%
---------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority
  Power Revenue                                 5.30%   01/01/07       200,000        210,250
Metropolitan Atlanta Rapid Transport Authority  5.70%   07/01/01       250,000        252,175
                                                                                  -----------
                                                                                      462,425

ILLINOIS 5.98%
---------------------------------------------------------------------------------------------
Du Page County, Refunding                       5.60%   01/01/21       490,000        523,687
Illinois Development Financing Authority
  Revenue, Series B                             6.25%   09/01/17       250,000        260,938
Illinois Regional Transportation Authority
  Revenue, Series A                             7.20%   11/01/20       250,000        315,313
                                                                                  -----------
                                                                                    1,099,938

INDIANA 5.72%
---------------------------------------------------------------------------------------------
Fort Wayne Water Works Revenue                  4.75%   12/01/10       500,000        506,250
Indiana Health Facility Finance Authority
  Revenue, Series A                             5.75%   08/01/08       540,000        544,725
                                                                                  -----------
                                                                                    1,050,975

See notes to portfolios of investments and notes to financial statements.

38


TAX FREE FUND
---------------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                                 December 31, 2000
---------------------------------------------------------------------------------------------



                                               COUPON   MATURITY     PRINCIPAL
MUNICIPAL BONDS                                 RATE      DATE        AMOUNT         VALUE

IOWA 2.69%
---------------------------------------------------------------------------------------------
Polk County Revenue Catholic Health
  Initiatives, Series A                        5.125%   12/01/11    $  500,000    $   495,000

KANSAS 4.90%
---------------------------------------------------------------------------------------------
Kansas State Development Finance Authority
  Hospital Revenue, Series Z                    5.00%   12/15/12       500,000        501,250
Seward County School District                   7.40%   09/01/03       370,000        399,137
                                                                                  -----------
                                                                                      900,387

MASSACHUSETTS 2.62%
---------------------------------------------------------------------------------------------
Massachusetts State Authority Revenue,
  Series A                                      5.00%   07/01/27       500,000        481,875

MICHIGAN 4.85%
---------------------------------------------------------------------------------------------
Belding Area Schools                            5.00%   05/01/18       390,000        390,000
Michigan State Hospital Finance Authority       4.90%   05/15/13       500,000        501,875
  Revenue                                                                         -----------
                                                                                      891,875

MISSISSIPPI 2.22%
---------------------------------------------------------------------------------------------
Vicksburg Leased Housing Corp. Housing
  Revenue, Refunding, Series A                 6.125%   02/15/22       400,000        407,500

NEVADA 4.84%
---------------------------------------------------------------------------------------------
Clark County Las Vegas Convention & Visitors
  Authority, GO Limited Tax                     5.50%   07/01/17       870,000        889,575

NEW YORK 7.04%
---------------------------------------------------------------------------------------------
New York, GO Unlimited, Series H                5.25%   03/15/14       450,000        461,812
New York, GO Unlimited, Series J                5.00%   05/15/12       500,000        509,375
New York State Dormitory Authority Revenue      6.25%   07/01/08       300,000        321,750
                                                                                  -----------
                                                                                    1,292,937

NORTH CAROLINA 3.90%
---------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency
  Revenue, Refunding, Series A                  5.60%   01/01/10       675,000        717,188

OHIO 2.69%
---------------------------------------------------------------------------------------------
Olentangy Local School District, GO Limited
  Tax, Series A                                 6.25%   12/01/15       240,000        262,500
South Euclid Special Assessment, GO Limited
  Tax                                           6.70%   12/01/14       200,000        231,750
                                                                                  -----------
                                                                                      494,250

See notes to portfolios of investments and notes to financial statements.

                                                                              39


TAX FREE FUND
---------------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                                 December 31, 2000
---------------------------------------------------------------------------------------------



                                               COUPON   MATURITY     PRINCIPAL
MUNICIPAL BONDS                                 RATE      DATE        AMOUNT         VALUE

OKLAHOMA 2.70%
---------------------------------------------------------------------------------------------
Oklahoma Agriculture & Mechanical Colleges
  Revenue                                       5.00%   07/01/18    $  500,000    $   495,625

OREGON 2.65%
---------------------------------------------------------------------------------------------
Multnomah County, GO Unlimited                  4.75%   10/01/15       500,000        486,250

PENNSYLVANIA 2.74%
---------------------------------------------------------------------------------------------
Chester County Health & Educational Facilities
  Authority Revenue                             5.00%   05/15/08       250,000        258,125
Philadelphia Hospital & Higher Educational
  Facilities Authority Revenue                  4.95%   06/15/06       265,000        246,118
                                                                                  -----------
                                                                                      504,243

RHODE ISLAND 2.99%
---------------------------------------------------------------------------------------------
North Providence, GO Unlimited Tax, Series A    6.05%   07/01/13       500,000        550,000

SOUTH CAROLINA 1.30%
---------------------------------------------------------------------------------------------
South Carolina Jobs Economic Development
  Authority Revenue                             5.00%   11/01/23       250,000        239,688

TEXAS 11.13%
---------------------------------------------------------------------------------------------
Austin, GO                                      5.00%   09/01/16       565,000        564,294
Bexar County Independent School District        5.00%   06/15/18       500,000        492,500
Clear Lake City Independent School District     5.00%   03/01/18       500,000        495,625
San Antonio Electric & Gas                      5.00%   02/01/18       500,000        493,125
                                                                                  -----------
                                                                                    2,045,544

UTAH 1.71%
---------------------------------------------------------------------------------------------
Weber County School District                    5.15%   06/15/08       300,000        313,500

VIRGINIA 3.24%
---------------------------------------------------------------------------------------------
Virginia State Resources Authority Clean
  Water Revenue                                 4.75%   10/01/10       155,000        158,875
State Housing Development Authority
  Multifamily Revenue, Series E                 5.90%   11/01/17       425,000        436,156
                                                                                  -----------
                                                                                      595,031

WASHINGTON 1.41%
---------------------------------------------------------------------------------------------
King & Snohomish Counties' School District      5.00%   06/15/10       250,000        258,750

See notes to portfolios of investments and notes to financial statements.

40


TAX FREE FUND
---------------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                                 December 31, 2000
---------------------------------------------------------------------------------------------



                                               COUPON   MATURITY     PRINCIPAL
MUNICIPAL BONDS                                 RATE      DATE        AMOUNT         VALUE

---------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                             $16,897,731
---------------------------------------------------------------------------------------------
  (cost $16,496,172)

REPURCHASE
AGREEMENT 6.84%

Joint  Tri-Party  Repurchase  Agreement,
  Paine  Webber,  5.98%,  12/29/00,  due
  01/02/01,  repurchase  price  $1,258,214,
  collateralized  by  U.S.  Treasury
  securities held in a joint tri-party
  repurchase account (cost $1,257,379)          5.98%   01/02/01       1,257,379    1,257,379

---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.79%                                                           18,155,110
---------------------------------------------------------------------------------------------
  (cost $17,753,551)
Other assets and liabilities, net 1.21%                                               223,198
                                                                                  -----------

NET ASSETS 100%                                                                   $18,378,308
                                                                                  -----------

See notes to portfolios of investments and notes to financial statements.



EQUITY INCOME FUND
----------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                            December 31, 2000
----------------------------------------------------------------------------------------

COMMON STOCKS 81.78%                                            SHARES            VALUE

BANKS 9.11%
----------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                       1,800       $   99,337
Citigroup, Inc.                                                  4,000          204,250
Fifth Third Bancorp                                                900           53,775
FleetBoston Financial Corp.                                        592           22,237
Mellon Financial Corp.                                           1,200           59,025
PNC Bank Corp.                                                     700           51,144
Suntrust Banks, Inc.                                             1,000           63,000
Wells Fargo & Co.                                                1,500           83,531
Wilmington Trust Corp.                                           1,000           62,063
                                                                             ----------
                                                                                698,362

BROADCASTING 1.26%
----------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                               2,000           96,875*

CONSTRUCTION 1.86%
----------------------------------------------------------------------------------------
Centex Corp.                                                     2,000           75,125
Kaufman & Broad Home Corp.                                       2,000           67,375
                                                                             ----------
                                                                                142,500

CHEMICAL & PHARMACEUTICALS 7.01%
----------------------------------------------------------------------------------------
Dow Chemical Co.                                                   500           18,313
E.I. Du Pont De Nemours Co.                                        500           24,156
Merck & Co.                                                      1,000           93,625
Pfizer, Inc.                                                     2,000           92,000
Pharmacia Corp.                                                  5,070          309,270
                                                                             ----------
                                                                                537,364

ELECTRONICS & COMPONENTS 0.69%
----------------------------------------------------------------------------------------
General Motors Corp., Class H                                    2,292           52,716*

ENTERTAINMENT 1.97%
----------------------------------------------------------------------------------------
Time-Warner, Inc.                                                2,000          104,480
Viacom Inc., Class B                                             1,000           46,750*
                                                                             ----------
                                                                                151,230

FINANCIAL SERVICES 6.74%
----------------------------------------------------------------------------------------
Allstate Corp.                                                     500           21,781
Fannie Mae                                                       1,700          147,475
First Data Corp.                                                 1,000           52,688
Household International, Inc.                                    2,000          110,000
Merrill Lynch & Co.                                              1,800          122,737
State Street Corp.                                                 500           62,105
                                                                             ----------
                                                                                516,786

See notes to portfolios of investments and notes to financial statements.

42


EQUITY INCOME FUND
----------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                            December 31, 2000
----------------------------------------------------------------------------------------


COMMON STOCKS                                                   SHARES            VALUE

HEALTHCARE 4.31%
----------------------------------------------------------------------------------------
Columbia/HCA Healthcare Corp.                                    1,000       $   44,010
Johnson & Johnson Co.                                            1,000          105,062
Medtronic, Inc.                                                  3,000          181,125
                                                                             ----------
                                                                                330,197

HOTELS 1.84%
----------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                        4,000          141,000

INSURANCE 2.95%
----------------------------------------------------------------------------------------
American General Corp.                                           1,100           89,650
Cigna Corp.                                                        500           66,150
Marsh & McLennan Companies, Inc.                                   600           70,200
                                                                             ----------
                                                                                226,000

INVESTMENT TRUSTS 1.93%
----------------------------------------------------------------------------------------
ARC Energy Trust Units                                          10,000           75,333
Standard & Poor's 500 Depositary Receipt                           550           72,153
                                                                             ----------
                                                                                147,486

MANUFACTURING 2.29%
----------------------------------------------------------------------------------------
Honeywell International, Inc.                                    1,000           47,313
Philips Electronics N.V., ADR                                    2,000           72,500
Tyco International Ltd.                                          1,000           55,500
                                                                             ----------
                                                                                175,313

OIL & GAS EXTRACTION 7.75%
----------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                         2,000          142,160
Apache Corp.                                                     2,500          175,156
Baker Hughes, Inc.                                               1,000           41,563
Global Marine, Inc.                                              3,000           85,125
Halliburton Co.                                                  2,000           72,500
Unocal Corp.                                                     2,000           77,375
                                                                             ----------
                                                                                593,879

PETROLEUM PRODUCTION & REFINING 6.91%
----------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                5,000          434,688
Tosco Corp.                                                      2,800           95,025
                                                                             ----------
                                                                                529,713

See notes to portfolios of investments and notes to financial statements.

                                                                              43


EQUITY INCOME FUND
--------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                                              DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------


COMMON STOCKS                                                                   SHARES            VALUE

PUBLISHING 2.70%
--------------------------------------------------------------------------------------------------------
New York Times Co., Class A                                                      2,000       $   80,125
Tribune Co.                                                                      3,000          126,750
                                                                                             ----------
                                                                                                206,875

REAL ESTATE INVESTMENT TRUSTS 2.62%
--------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.                                                      2,000          100,250
Spieker Properties, Inc.                                                         2,000          100,250
                                                                                             ----------
                                                                                                200,500

RETAIL 1.45%
--------------------------------------------------------------------------------------------------------
CVS Corp.                                                                          500           29,969
Kroger Co.                                                                       3,000           81,187*
                                                                                             ----------
                                                                                                111,156

STEEL 0.44%
--------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                                      1,000           33,500

TELECOMMUNICATIONS 6.22%
--------------------------------------------------------------------------------------------------------
Bellsouth Corp.                                                                  2,900          118,719
Global Crossing, Ltd.                                                            4,000           57,250*
Motorola, Inc.                                                                   1,000           20,250
Nextel Communications, Inc., Class A                                             1,000           24,750*
Qwest Communications International, Inc.                                         2,075           85,075*
Sprint Corp., PCS Group                                                          1,000           20,437
Verizon Communications, Inc.                                                     3,000          150,375
                                                                                             ----------
                                                                                                476,856

TOBACCO 0.57%
--------------------------------------------------------------------------------------------------------
Philip Morris, Inc.                                                              1,000           44,000

UTILITIES 11.16%
--------------------------------------------------------------------------------------------------------
AES Corp.                                                                        1,500           83,062*
American Electric Power Co., Inc.                                                  900           41,850
Coastal Corp.                                                                    2,000          176,625
Enron Corp.                                                                      5,000          415,625
PG&E Corp.                                                                         900           18,000
Reliant Energy, Inc.                                                             1,500           64,969
Southern Co.                                                                     1,000           33,250
TXU Corp.                                                                          500           22,156
                                                                                             ----------
                                                                                                855,537

--------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                                           6,267,845
--------------------------------------------------------------------------------------------------------
  (cost $4,963,891)

See notes to portfolios of investments and notes to financial statements.

44



EQUITY INCOME FUND
--------------------------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                                            December 31, 2000
--------------------------------------------------------------------------------------------------------


PREFERRED STOCKS 6.45%                                                            SHARES          VALUE

BROADCASTING 0.57%
--------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 6.25%, Series A                                        1,000     $   43,625

FINANCIAL SERVICES 3.09%
--------------------------------------------------------------------------------------------------------
Citigroup Capital VI, 6.875%                                                      10,000        236,880

REAL ESTATE INVESTMENT TRUSTS 1.39%
--------------------------------------------------------------------------------------------------------
Fleet Capital Trust, 7.05%, Series III                                             2,000         45,750
Public Storage, Inc., 8.875%, Series G                                             2,500         61,094
                                                                                             ----------
                                                                                                106,844

TELECOMMUNICATIONS 0.77%
--------------------------------------------------------------------------------------------------------
Global Crossing Ltd., 6.75%                                                          400         59,200

UTILITIES 0.63%
--------------------------------------------------------------------------------------------------------
Duke Energy Capital Trust, 7.20%                                                   2,000         48,000

--------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS                                                                          494,549
--------------------------------------------------------------------------------------------------------
  (cost $570,638)

                                                                               PRINCIPAL
REPURCHASE AGREEMENT 9.47%                                                      AMOUNT

Joint Tri-Party Repurchase Agreement, Paine Webber,
  5.98%, 12/29/00, due 01/02/01, repurchase price
  $726,370 collateralized by U.S. Treasury securities
  held in a joint tri-party repurchase account (cost $725,888)               $   725,888        725,888

--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 97.70%                                                                      7,488,282
--------------------------------------------------------------------------------------------------------
  (cost $6,260,417)
Other assets and liabilities, net 2.30%                                                         176,426
                                                                                             ----------

NET ASSETS 100%                                                                              $7,664,708
                                                                                             ----------

See notes to portfolios of investments and notes to financial statements.



ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                          December 31, 2000
--------------------------------------------------------------------------------------

COMMON STOCKS 86.88%                                         SHARES             VALUE

BANKS 3.57%
--------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                    2,000       $   110,375
Citigroup, Inc.                                              21,800         1,113,162
                                                                          -----------
                                                                            1,223,537

BEVERAGES 0.53%
--------------------------------------------------------------------------------------
Anheuser Busch Co.                                            4,000           182,000

BROADCAST/MEDIA 0.84%
--------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                            3,000           145,313*
Gemstar-TV Guide International, Inc.                          3,100           142,987
                                                                          -----------
                                                                              288,300

CLOSED END FUND 0.46%
--------------------------------------------------------------------------------------
Technology Select Sector SPDR Fund                            5,000           156,563

COMPUTER & OFFICE EQUIPMENT 4.42%
--------------------------------------------------------------------------------------
Cisco Systems, Inc.                                          14,000           535,500*
Hewlett-Packard Co.                                           9,000           284,062
IBM Corp.                                                     2,000           170,000
Sun Microsystems, Inc.                                       18,800           524,050*
                                                                          -----------
                                                                            1,513,612

DATA PROCESSING & SOFTWARE 2.49%
--------------------------------------------------------------------------------------
Oracle Corp.                                                 23,272           676,343*
Siebel Systems, Inc.                                          2,600           175,825*
                                                                          -----------
                                                                              852,168

ELECTRONICS & COMPONENTS 5.15%
--------------------------------------------------------------------------------------
Applied Materials, Inc.                                       4,000           152,750*
Atmel Corp.                                                  36,000           418,500*
EMC Corporation                                               2,000           133,000*
General Motors Corp., Class H                                 2,600            59,800*
Intel Corp.                                                  11,160           337,590
JDS Uniphase Corp.                                            8,500           354,344*
Sanmina Corp.                                                 4,000           306,500*
                                                                          -----------
                                                                            1,762,484

ENTERTAINMENT 1.24%
--------------------------------------------------------------------------------------
The Walt Disney Co.                                           6,000           173,625
Time-Warner, Inc.                                             4,800           250,752
                                                                          -----------
                                                                              424,377

See notes to portfolios of investments and notes to financial statements.

46


ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                                               DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------

COMMON STOCKS                                                                   SHARES             VALUE

FINANCIAL SERVICES 9.39%
---------------------------------------------------------------------------------------------------------
American Express Co.                                                            15,510       $   852,081
Fannie Mae                                                                      22,000         1,908,500
Federated Investors, Inc., Class B                                              15,650           455,806
                                                                                             -----------
                                                                                               3,216,387

HEALTHCARE & EQUIPMENT 3.07%
---------------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                           10,000         1,050,625

HOUSEHOLD APPLIANCES 4.62%
---------------------------------------------------------------------------------------------------------
General Electric Co.                                                            33,000         1,581,937

INSURANCE 4.32%
---------------------------------------------------------------------------------------------------------
American International Group                                                    15,000         1,478,438

INTERNET 1.43%
---------------------------------------------------------------------------------------------------------
i2 Technologies, Inc.                                                            9,000           489,375*

MACHINERY 1.42%
---------------------------------------------------------------------------------------------------------
Weatherford International, Inc.                                                 10,300           486,675*

MANUFACTURING 2.59%
---------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                         16,000           888,000

OIL & GAS EXTRACTION 3.71%
---------------------------------------------------------------------------------------------------------
Apache Corp.                                                                     6,200           434,388
Baker Hughes, Inc.                                                               5,500           228,594
EOG Resources, Inc.                                                              5,000           273,437
Global Marine, Inc.                                                              6,000           170,250*
Halliburton Co.                                                                  4,500           163,125
                                                                                             -----------
                                                                                               1,269,794

PETROLEUM PRODUCTION & REFINING 2.79%
---------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                4,952           430,514
Phillips Petroleum Co.                                                           1,800           102,375
Tosco Corp.                                                                     12,500           424,219
                                                                                             -----------
                                                                                                 957,108

PHARMACEUTICALS 8.58%
---------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                     5,400           343,170
Biogen, Inc.                                                                     2,000           120,125*
Bristol-Myers Squibb Co.                                                         4,500           332,719

See notes to portfolios of investments and notes to financial statements.

                                                                              47



ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                                             December 31, 2000
---------------------------------------------------------------------------------------------------------

COMMON STOCKS                                                                   SHARES             VALUE

PHARMACEUTICALS (CONT'D)
----------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                  3,000       $   279,187
Merck & Co., Inc.                                                                4,000           374,500
Pfizer, Inc.                                                                    18,575           854,450
Schering-Plough Corp.                                                           11,200           635,600
                                                                                             -----------
                                                                                               2,939,751

RETAIL 10.40%
---------------------------------------------------------------------------------------------------------
CVS Corp.                                                                       10,000           599,375
Home Depot, Inc.                                                                10,000           456,875
Kroger Co.                                                                      21,000           568,312*
Safeway, Inc.                                                                    9,400           587,500*
Starbucks Corp.                                                                  6,500           287,625*
Wal-Mart Stores, Inc.                                                           20,000         1,062,500
                                                                                             -----------
                                                                                               3,562,187

TELECOMMUNICATIONS 6.87%
---------------------------------------------------------------------------------------------------------
AT&T Corp., Liberty Media, Class A                                               4,948            67,107
Bellsouth Corp.                                                                  9,200           376,625
Corning, Inc.                                                                    9,000           475,312
Nokia Corp., ADR                                                                 9,200           400,200
Nortel Networks Corporation                                                     10,500           336,656
Qwest Communications International, Inc.                                         3,197           131,077*
Scientific-Atlanta, Inc.                                                         2,800            91,175
Sprint Corp., PCS Group                                                         14,400           294,300*
Vodafone Airtouch plc, ADR                                                       5,000           179,063*
                                                                                             -----------
                                                                                               2,351,515

UNIT INVESTMENT TRUST 4.77%
---------------------------------------------------------------------------------------------------------
ARC Energy Trust Units                                                          90,000           678,000
Nasdaq-100 Shares                                                               10,500           612,938*
Standard & Poor's 500 Depositary Receipt                                         2,600           341,088
                                                                                             -----------
                                                                                               1,632,026

UTILITIES 4.22%
---------------------------------------------------------------------------------------------------------
AES Corp.                                                                        4,900           271,338*
Calpine Corporation                                                             11,140           501,996*
Coastal Corp.                                                                    1,500           132,469
Enron Corp.                                                                      6,500           540,312
                                                                                             -----------
                                                                                               1,446,115

---------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                                           29,752,974
---------------------------------------------------------------------------------------------------------
  (cost $22,896,483)

See notes to portfolios of investments and notes to financial statements.

48


ALL AMERICAN EQUITY FUND
---------------------------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                                             December 31, 2000
---------------------------------------------------------------------------------------------------------

PURCHASED OPTIONS 0.18%                                                        CONTRACTS           VALUE

ELECTRONICS & COMPONENTS 0.17%
---------------------------------------------------------------------------------------------------------
Solectron Corp., Strike Price 35, Call, Expiration Jan. 2002
  (premium $44,895)                                                                     65   $    56,875

PETROLEUM PRODUCTION & REFINING 0.01%
---------------------------------------------------------------------------------------------------------
Unocal, Strike Price 40, Call, Expiration Jan. 2001
  (premium $25,150)                                                                     50         4,530

---------------------------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                                           61,405
---------------------------------------------------------------------------------------------------------
  (cost $70,045)

                                                                               PRINCIPAL
REPURCHASE AGREEMENT 11.28%                                                     AMOUNT

Joint  Tri-Party  Repurchase  Agreement,
  Paine  Webber,  5.98%,  12/29/00,  due
  01/02/01,  repurchase  price  $3,865,692,
  collateralized  by  U.S.  Treasury
  securities held in a joint tri-party
  repurchase account (cost $3,863,125)                                       $   3,863,125     3,863,125

---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.34%                                                                      33,677,504
---------------------------------------------------------------------------------------------------------
  (cost $26,829,653)
Other assets and liabilities, net 1.66%                                                          566,781
                                                                                             -----------

NET ASSETS 100%                                                                              $34,244,285
                                                                                             -----------

See notes to portfolios of investments and notes to financial statements.



CHINA REGION OPPORTUNITY FUND
------------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                              December 31, 2000
------------------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS 91.85%
                                                                 SHARES             VALUE

AIRLINES 0.19%
------------------------------------------------------------------------------------------
Cathay Pacific Airways                                           15,295       $    28,238

APPAREL 7.84%
------------------------------------------------------------------------------------------
Li & Fung Ltd.                                                  610,000         1,106,645
Yue Yuen Industrial Holdings Ltd.                                49,200            85,157
                                                                              -----------
                                                                                1,191,802

BANKING & FINANCIAL SERVICES 12.82%
------------------------------------------------------------------------------------------
Hang Seng Bank Ltd.                                               8,642           116,339
HSBC Holdings plc                                               110,000         1,635,960
SE Global Equities (RS)                                       1,538,462           197,246
                                                                              -----------
                                                                                1,949,545

CHEMICALS & ALLIED PRODUCTS 3.44%
------------------------------------------------------------------------------------------
Shanghai Petrochemical Ltd., H shares                         1,452,000           145,206
Sinopec Zhenhai Refining and Chemical Co., Ltd., H shares     1,340,000           182,110
Yizheng Chemical Fibre Co., H shares                          1,044,000           195,423
                                                                              -----------
                                                                                  522,739

CLOSED END FUNDS 1.23%
------------------------------------------------------------------------------------------
iShares MSCI Malaysia Index Fund                                 37,000           187,312

COMPUTERS & OFFICE EQUIPMENT 0.85%
------------------------------------------------------------------------------------------
Acer, Inc., GDR                                                  23,582            54,828*
GVC Corp., GDR, 144A                                                 93               105*
Legend Holdings Ltd.                                            120,000            75,387
                                                                              -----------
                                                                                  130,320

CONGLOMERATES 13.98%
------------------------------------------------------------------------------------------
China Vanke Co., Ltd.                                            80,319            49,429
Citic Pacific Ltd.                                              109,614           388,583
First Pacific Co., Ltd.                                         648,387           189,120
Hutchison Whampoa Ltd.                                           91,970         1,146,721
Shanghai Industrial Holdings Ltd.                               193,005           352,619
                                                                              -----------
                                                                                2,126,472

CONSTRUCTION 0.11%
------------------------------------------------------------------------------------------
Cheung Kong Infrastructure Holdings                              10,188            16,785

ELECTRIC GENERATION 0.31%
------------------------------------------------------------------------------------------
CLP Holdings Ltd.                                                 9,406            46,911

See notes to portfolios of investments and notes to financial statements.

50


CHINA REGION OPPORTUNITY FUND
-------------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                               December 31, 2000
-------------------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS
                                                                 SHARES             VALUE

ELECTRONIC EQUIPMENT 4.01%
-------------------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                                     206,000       $   293,165
Hanny Holdings Ltd.                                             540,000            20,078*
Hanny Holdings Ltd., Warrants                                   108,000             1,038*
Johnson Electric Holdings                                        16,596            25,640
Samsung Electronics, GDR Non-Voting Shares, 144A                  3,380            95,231*
Samsung Electronics, GDR 1/2 Voting, 144A                           132             9,405*
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR        5,120            88,320*
TCL International Holdings Ltd.                                 340,000            77,593*
Yageo Corp.                                                           1                 4*
                                                                              -----------
                                                                                  610,474

HOTELS 0.33%
-------------------------------------------------------------------------------------------
Shangri-La Asia Ltd.                                             46,020            49,857

HOUSEHOLD APPLIANCES 0.62%
-------------------------------------------------------------------------------------------
Guangdong Kelon Electronics Holdings                            570,000            95,004

INTERNET 5.19%
-------------------------------------------------------------------------------------------
Merendon International, Inc.                                  1,300,000           599,300*+
Pacific Century CyberWorks Ltd.                                 296,546           190,101*
                                                                              -----------
                                                                                  789,401

MOTOR VEHICLES & TRANSPORTATION 1.41%
-------------------------------------------------------------------------------------------
Qingling Motors Co., Ltd., H shares                           1,688,000           214,254

OFFICE SUPPLIES 0.00%
-------------------------------------------------------------------------------------------
China First Pencil Co., Ltd.                                          1                 0*
Shanghai Hero Co., Ltd., B shares                                     1                 0*
                                                                              -----------
                                                                                        0

PHARMACEUTICALS 1.28%
-------------------------------------------------------------------------------------------
Dragon Pharmaceuticals, Inc.                                    100,000           195,000*
Dragon Pharmaceuticals, Inc. Warrants                           100,000                 0*
                                                                              -----------
                                                                                  195,000

PUBLISHING 1.81%
-------------------------------------------------------------------------------------------
Lingo Media, Inc.                                             1,056,800           274,768*+
Lingo Media, Inc., Warrants                                     375,000                 0*+
                                                                              -----------
                                                                                  274,768

See notes to portfolios of investments and notes to financial statements.

                                                                              51


CHINA REGION OPPORTUNITY FUND
-------------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                               December 31, 2000
-------------------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS
                                                                 SHARES             VALUE

REAL ESTATE DEVELOPERS 9.87%
-------------------------------------------------------------------------------------------
Cheung Kong Holdings Ltd.                                        79,386       $ 1,015,264
Pacific Century Regional Development Ltd.                       250,000           127,742*
Sun Hung Kai Properties HK                                       35,852           357,385
                                                                              -----------
                                                                                1,500,391

RETAIL 2.43%
-------------------------------------------------------------------------------------------
China Everbright-IHD Pacific Ltd.                               140,000           144,493
Giordano International Ltd.                                     348,000           160,621
Glorious Sun Enterprises Ltd.                                   450,000            64,618
Shanghai Friendship & Overseas Chinese Co., B shares                  1                 1
                                                                              -----------
                                                                                  369,733

TELECOMMUNICATIONS 7.74%
-------------------------------------------------------------------------------------------
Asia Global Crossing Ltd., Class A                                2,000            13,125*
China Mobile (Hong Kong) Ltd., ADR                               13,000           352,625*
China Mobile (Hong Kong) Ltd., H shares                          61,948           338,344
China Unicom Ltd.                                                62,000            94,991*
Shanghai Posts & Telecommunications Equipment Co., Ltd.,
  B shares                                                      428,976           238,511*
SK Telecom Company Ltd., ADR                                      3,000            70,688
SmarTone Telecommunications Holdings, Ltd.                       47,721            68,831
                                                                              -----------
                                                                                1,177,115

UTILITIES 9.43%
-------------------------------------------------------------------------------------------
Hong Kong & China Gas Co.                                       393,962           580,864
Huaneng Power International, Inc., ADR                           25,000           471,875
Shandong Huaneng Power Company Ltd., ADR                         47,600           381,276
                                                                              -----------
                                                                                1,434,015

WATER TRANSPORTATION & SERVICES 6.96%
-------------------------------------------------------------------------------------------
China International Marine Containers (Group) Co., Ltd.,
  B shares                                                      835,059           786,913
Cosco Pacific Ltd.                                              350,000           271,485
                                                                              -----------
                                                                                1,058,398

-------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                               13,968,534
-------------------------------------------------------------------------------------------
  (cost $14,340,158)


See notes to portfolios of investments and notes to financial statements.

52


CHINA REGION OPPORTUNITY FUND
-------------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                              December 31, 2000
-------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT 10.36%
                                                                 SHARES             VALUE

Joint Tri-Party Repurchase Agreement, Paine Webber,
  5.98%, 12/29/00, due 01/02/01, repurchase price
  $1,576,268, collateralized by U.S. Treasury securities
  held in a joint tri-party repurchase account (cost
  $1,575,221)                                               $ 1,575,221       $ 1,575,221
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 102.21%                                                      15,543,755
-------------------------------------------------------------------------------------------
  (cost $15,915,379)
Other assets and liabilities, net (2.21)%                                        (335,515)
                                                                              -----------

NET ASSETS 100%                                                               $15,208,240
                                                                              -----------


See notes to portfolios of investments and notes to financial statements.



GLOBAL RESOURCES FUND
----------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                            December 31, 2000
----------------------------------------------------------------------------------------


COMMON STOCKS AND WARRANTS 89.40%
                                                               SHARES             VALUE

CHEMICALS & ALLIED PRODUCTS 3.96%
----------------------------------------------------------------------------------------
Dow Chemical Co.                                               10,500       $   384,563
Eastman Chemical Co.                                            2,000            97,500
Methanex Corp.                                                 10,000            64,333*
                                                                            -----------
                                                                                546,396

DIVERSIED MINING 0.58%
----------------------------------------------------------------------------------------
De Beers Consolidated Mines Ltd., ADR                           3,000            80,250

FORESTRY 1.33%
----------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                3,600           182,700

GOLD & SILVER MINING 3.09%
----------------------------------------------------------------------------------------
Barrick Gold Corp.                                              1,800            29,484
ECU Silver Mining, Inc.                                       100,000             4,667*
ECU Silver Mining, Inc., Warrants                              50,000                 0*
International Annax Ventures, Inc.                            100,000            63,333*
Ivanhoe Mines Ltd.                                            100,000            70,000*
Newmont Mining Corp.                                            4,500            76,781
North American Palladium Ltd.                                  20,000           182,000
                                                                            -----------
                                                                                426,265

INVESTMENT TRUST 2.79%
----------------------------------------------------------------------------------------
ARC Energy Trust Units                                         51,000           384,200

METAL & MINERAL MINING 8.09%
----------------------------------------------------------------------------------------
Alcoa, Inc.                                                    21,992           736,732
Diamondex Resources Ltd.                                        2,500             2,217*
Inco Ltd.                                                       8,000           134,080*
Osmium Holdings S.A. (RS)                                         104            31,200*
WMC Ltd.                                                       40,000           170,399*
Zimasco Consolidated Enterprises Ltd. (RS)                     40,000            40,000
                                                                            -----------
                                                                              1,114,628

OIL & GAS EXTRACTION 23.89%
----------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                        3,000           213,240
Anderson Exploration Ltd.                                         386             8,762*
Apache Corp.                                                    5,000           350,313
BlackRock Ventures, Inc.                                      200,000           124,000*
Canadian Hunter Exploration Ltd.                               12,000           328,800*
Conoco, Inc., Class B                                           5,700           164,944
Global Marine, Inc.                                             4,500           127,688*
Noble Affiliates, Inc.                                          3,500           161,000


See notes to portfolios of investments and notes to financial statements.

54


GLOBAL RESOURCES FUND
----------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                            December 31, 2000
----------------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS
                                                               SHARES             VALUE

OIL & GAS EXTRACTION 23.89% (CONT'D)
----------------------------------------------------------------------------------------
Phillips Petroleum Co.                                          4,300       $   244,562
Rio Alto Exploration Ltd.                                      18,000           391,200*
Schlumberger Ltd.                                              11,000           879,312
Talisman Energy, Inc.                                           3,000           111,300*
Tanganyika Oil Co., Ltd.                                       50,000            55,000*
Ultra Petroleum Corp.                                          50,000           133,667*
                                                                            -----------
                                                                              3,293,788

OIL & GAS FIELD SERVICES 6.79%
----------------------------------------------------------------------------------------
Baker Hughes, Inc.                                             11,000           457,188
Cooper Cameron Corp.                                            2,000           132,125*
Noble Drilling Corp.                                            2,000            86,875*
Weatherford International, Inc.                                 5,500           259,875*
                                                                            -----------
                                                                                936,063

OIL & GAS INTEGRATED 1.99%
----------------------------------------------------------------------------------------
EOG Resources, Inc.                                             2,700           147,656
Halliburton Co.                                                 3,500           126,875
                                                                            -----------
                                                                                274,531

PAPER PRODUCTS 2.05%
----------------------------------------------------------------------------------------
Bowater, Inc.                                                   5,000           281,875

PETROLEUM PRODUCTION & REFINING 20.26%
----------------------------------------------------------------------------------------
BP Amoco plc, ADR                                               1,640            78,515
Exxon Mobil Corp.                                              19,000         1,651,812
Nexen, Inc.                                                     5,000           123,333
Occidental Petroleum Corp.                                     11,000           266,750
Royal Dutch Petroleum Co.                                       5,000           302,813
Sunoco, Inc.                                                    2,000            67,375
Tosco Corp.                                                     7,800           264,712
Valero Energy Corp.                                             1,000            37,188
                                                                            -----------
                                                                              2,792,498

UTILITIES 14.58%
----------------------------------------------------------------------------------------
AES Corp.                                                       2,600           143,975*
Calpine Corporation                                             5,360           241,535*
Coastal Corp.                                                   3,000           264,937
El Paso Energy Gas Co.                                          3,200           229,200
Enron Corp.                                                    13,600         1,130,500
                                                                            -----------
                                                                              2,010,147

See notes to portfolios of investments and notes to financial statements.

                                                                              55


GLOBAL RESOURCES FUND
----------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                            December 31, 2000
----------------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS
                                                               SHARES             VALUE

----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                            $12,323,341
----------------------------------------------------------------------------------------
  (cost $9,967,843)


RIGHTS 0.00%


CHEMICALS & ALLIED PRODUCTS 0.00%
----------------------------------------------------------------------------------------
IMC Global, Inc., Rights                                        3,800                 0
  (cost $0)


                                                               PRINCIPAL
REPURCHASE AGREEMENT 6.06%                                      AMOUNT

Joint  Tri-Party  Repurchase  Agreement,
  Paine  Webber,  5.98%,  12/29/00,  due
  01/02/01,   repurchase  price  $836,198,
  collateralized   by  U.S.  Treasury
  securities held in a joint tri-party
  repurchase account (cost$835,643)                         $ 835,643           835,643

----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 95.46%                                                     13,158,984
----------------------------------------------------------------------------------------
  (cost $10,803,486)
Other assets and liabilities, net 4.54%                                         626,096
                                                                            -----------

NET ASSETS 100%                                                             $13,785,080
                                                                            -----------


See notes to portfolios of investments and notes to financial statements.



WORLD GOLD FUND
-----------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                             December 31, 2000
-----------------------------------------------------------------------------------------


COMMON STOCKS AND WARRANTS 99.11%
                                                                SHARES            VALUE

DIAMOND MINING & EXPLORATION 7.71%
-----------------------------------------------------------------------------------------
Aber Diamond Corp.                                             100,000      $   936,667*
Canabrava Diamond Corp.                                        450,000          135,000*
De Beers Centenary, Linked Units                                30,000          802,499
DIA Met Minerals Ltd., Class B                                  50,000          765,000*
Diamond Fields International Ltd.                              200,000          120,000*
Star Resources Corp.                                         1,420,000          411,800*+
                                                                            -----------
                                                                              3,170,966

GOLD/MINERAL EXPLORATION & DEVELOPMENT 29.22%
-----------------------------------------------------------------------------------------
Adulis Minerals Corp.                                          390,000           13,000*+
Adulis Minerals Corp., Special Warrants (RS)                   200,000            6,667*+
Adulis Minerals Corp., Warrants                                390,000                0*+
AMT International Mining Corp.                               1,265,500           84,367*+
Anooraq Resource Corp.                                         400,000          146,667*+
Anooraq Resources Corp., Warrants                              150,000                0*+
Argosy Minerals, Inc.                                          317,400           21,160*
Augusta Resource Corp.                                         990,987           75,976*+
Bema Gold Corp.                                                400,000          106,666*
Bitterroot Resources Ltd.                                      450,000           18,000*
Brasilca Mining Corp.                                          300,000           30,000*
Chilean Gold Ltd. (RS)                                         500,000                0*
Compania de Minas Buenaventura S.A.                             25,000          362,500
Continental Precious Minerals, Inc.                            200,000           40,000*
Corner Bay Minerals, Inc.                                      200,000          192,000*
Corriente Resources, Inc.                                      150,000          103,000*
Corriente Resources, Inc., Special Warrants                    150,000                0*
ECU Silver Mining, Inc.                                        900,000           42,000*
ECU Silver Mining, Inc., Warrants                              450,000                0*
Far West Mining Ltd.                                           200,000           46,000*
First Point Minerals Corp.                                     500,000           66,667*+
First Point Minerals Corp., Warrants                           500,000                0*+
Fischer Watt Gold Co., Inc.                                    840,600           25,218*
Gabriel Resources Ltd.                                         300,000          600,000*
Gitennes Exploration, Inc.                                     200,000           66,667*
Glencar Mining plc                                             872,438          120,671*
Global-Pacific Minerals, Inc.                                  500,000           60,000*
Golden Star Resources Ltd., Warrants                           500,000                0*
Great Basin Gold Ltd.                                          400,000          282,667*
Impala Platinum Holdings Ltd.                                    5,000          254,790
Impala Platinum Holdings Ltd., ADR                              10,000          509,580*
Inca Pacific Resources, Inc.                                   200,000           74,667*
Inca Pacific Resources, Inc. Warrants                          100,000                0*
International Annax Ventures, Inc.                           1,127,000          713,767*+
International Uranium Corp.                                    800,000          136,000*
LionOre Mining International Ltd.                              275,000          192,500*


See notes to portfolios of investments and notes to financial statements.

                                                                              57


-----------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                             December 31, 2000
-----------------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS
                                                                SHARES            VALUE

GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
-----------------------------------------------------------------------------------------
Madison Enterprises Corp.                                      250,000      $    41,667*
Manhattan Minerals Corp.                                       260,900          283,511*
Miranda Mining, Inc.                                         1,600,000          320,000*
Moydow Mines International, Inc.                               491,500          327,666*
Moydow Mines International, Inc., Warrants                     100,000                0*
Mustang Minerals Corp.                                         400,000          153,333*
Mustang Minerals Corp., Special Warrants                       400,000                0*
Navigator Exploration Corp.                                    200,000           56,000*
Nevsun Resources Ltd.                                          465,000           52,700*
Norcal Resources Ltd.                                          470,000           20,367*
North American Palladium Ltd.                                  236,300        2,150,330*
Nuinsco Resources Ltd.                                         100,000           18,000*
Opawica Explorations, Inc.                                     400,000           33,333*
Orezone Resources, Inc.                                      1,016,000           88,053*+
Ormonde Mining plc                                           3,607,143          118,599*+
Osmium Holdings S.A. (RS)                                          891          267,300*
Pacific Rim Mining Corp.                                       802,500          195,275*
Pacific Rim Mining Corp., Special Units                        200,000                0*
Platinova A/S                                                   63,300            3,798*
Platinova Resources Ltd., Special Shares                        36,700            2,691*
Radius Explorations Ltd.                                       125,000           43,750*
Radius Exploration Ltd., Warrants                              125,000                0*
Red Back Mining NL                                           1,000,000           83,453*
Romarco Minerals, Inc.                                       2,236,000          447,200*+
Solitario Resources Corp.                                      238,000          142,800*
Stillwater Mining Company                                       25,000          983,750*
Teck Corp., Class B                                             50,000          473,333
Tenke Mining Corp.                                             200,000          106,667*
Western Copper Holdings Ltd.                                   300,000          260,000*
Western Exploration & Development Ltd., Special Warrants
 (RS)                                                          600,000          240,000*
Zimasco Consolidated Enterprises Ltd. (RS)                     350,000          350,000
Zimbabwe Platinum Mines Ltd.                                   894,933          363,464*
                                                                            -----------
                                                                             12,018,237

INTERMEDIATE & JUNIOR GOLD PRODUCERS 16.29%
-----------------------------------------------------------------------------------------
Agnico Eagle Mines Ltd.                                         55,000          330,000*
Dayton Mining Corp.                                          1,383,966          211,764*+
Delta Gold NL                                                3,100,000        1,983,388*
Geomaque Explorations Ltd.                                     200,000           35,333*
IAMGOLD Corp.                                                1,400,000        2,333,333*
Meridian Gold, Inc.                                            100,000          680,000*
Ranger Minerals NL                                           1,600,000        1,059,290
Resolute Ltd.                                                1,000,000           47,846*
Vista Gold Corp.                                               300,000           18,000*
                                                                            -----------
                                                                              6,698,954

See notes to portfolios of investments and notes to financial statements.

58


-----------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                             December 31, 2000
-----------------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS
                                                                SHARES            VALUE

MINING FINANCE 5.42%
-----------------------------------------------------------------------------------------
Franco-Nevada Mining Corp., Ltd.                               155,000      $ 1,767,000*
Franco-Nevada Mining Corp., Ltd., Warrants (September
  2003)                                                         35,000          116,667*
Franco-Nevada Mining Corp., Ltd., Warrants (November
  2003)                                                        200,000          346,666*
                                                                            -----------
                                                                              2,230,333

OIL & GAS EXTRACTION 2.87%
-----------------------------------------------------------------------------------------
BlackRock Ventures, Inc.                                       601,600          372,992*
Equatorial Energy, Inc.                                        100,000          166,667*
Rockwell Ventures, Inc.                                      1,200,000          640,000*
                                                                            -----------
                                                                              1,179,659

SENIOR GOLD PRODUCERS 37.60%
-----------------------------------------------------------------------------------------
AGSM Preference Stock                                          203,932          246,758
Barrick Gold Corp.                                             160,000        2,622,444
Glamis Gold Ltd.                                               870,000        1,419,960*
Goldcorp, Inc., Class A, Subordinate Voting Shares             360,000        2,232,000*
Goldcorp, Inc., Warrants                                       150,000          425,000*
Homestake Mining Co.                                           100,000          418,750*
Ivanhoe Mines Ltd.                                           1,000,000          700,000*
Lihir Gold Ltd.                                                740,000          250,725*
Newcrest Mining Ltd.                                           151,928          369,628
Newmont Mining Corp.                                           150,000        2,559,375
Normandy Mining Ltd.                                         1,000,000          539,659
Otter Gold Mines Ltd.                                          400,000           64,537*
Otter Gold Mines Ltd., Warrants (October 2001)                  50,000              111*
Otter Gold Mines Ltd., Warrants (June 2003)                    200,000            3,561*
Placer Dome, Inc.                                              375,000        3,609,375
                                                                            -----------
                                                                             15,461,883

-----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                             40,760,032
-----------------------------------------------------------------------------------------
  (cost $63,276,128)


See notes to portfolios of investments and notes to financial statements.

                                                                              59


----------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                             December 31, 2000
----------------------------------------------------------------------------------------

PURCHASED OPTIONS 1.03%                                      CONTRACTS            VALUE

SENIOR GOLD PRODUCERS 1.03%
----------------------------------------------------------------------------------------
Barrick Gold Corp., Strike Price 12.50, Call, Expiration
  Jan. 2002
  (premium $165,885)                                               390      $   210,600
Newmont Mining Corp., Strike Price 10, Call, Expiration
  Jan. 2001 (premium $253,800)                                     225          160,313
Newmont Mining Corp., Strike Price 20, Call, Expiration
  Jan. 2001 (premium $371,255)                                     585           21,938
Placer Dome, Inc., Strike Price 10, Call, Expiration
  Jan. 2001
  (premium $298,825)                                               650           24,375
Placer Dome, Inc., Strike Price 12.50, Call, Expiration
  Jan. 2001
  (premium $504,312)                                             1,125            7,031

----------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                         424,257
----------------------------------------------------------------------------------------
  (cost $1,594,077)

----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.14%                                                    41,184,289
----------------------------------------------------------------------------------------
  (cost $64,870,205)
Other assets and liabilities, net (0.14)%                                       (58,244)
                                                                            -----------

NET ASSETS 100%                                                             $41,126,045
                                                                            -----------


See notes to portfolios of investments and notes to financial statements.



GOLD SHARES FUND

-----------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                             December 31, 2000
-----------------------------------------------------------------------------------------


COMMON STOCKS AND WARRANTS 94.01%
                                                                SHARES             VALUE
DIAMOND MINING & EXPLORATION 10.61%
-----------------------------------------------------------------------------------------
Aber Diamond Corp.                                              57,400       $   537,646*
De Beers Centenary, Linked Units                                 1,300            34,775
De Beers Consolidated Mines Ltd., ADR                           15,500           414,625
DIA Met Minerals Ltd., Class B                                  60,000           918,000*
Stillwater Mining Company                                       10,000           393,500*
                                                                             -----------
                                                                               2,298,546

DIVERSIED OPERATIONS 13.81%
-----------------------------------------------------------------------------------------
Afrikander Lease Ltd.                                          475,000           106,086*
Anglo American Platinum Corp.                                   20,000           933,527
Impala Platinum Holdings Ltd.                                   30,000         1,528,743
Ivanhoe Mines Ltd.                                             200,000           140,000*
Teck Corp., Class B                                             30,000           284,000
                                                                             -----------
                                                                               2,992,356

GOLD MINING - AFRICA 18.14%
-----------------------------------------------------------------------------------------
Anglogold Ltd., ADR                                             30,000           448,125
Avgold Ltd.                                                    300,000            99,115*
Durban Roodepoort Deep Ltd.                                    135,800            89,122*
Durban Roodepoort Deep Ltd., ADR                                66,000            43,309
Gold Fields Ltd.                                               300,000         1,050,020*
Harmony Gold Mining Co., Ltd.                                  420,934         1,973,110
Western Areas Gold Mining, ADR                                  63,000           145,719*
Western Areas Ltd.                                              35,900            83,025*
                                                                             -----------
                                                                               3,931,545

GOLD MINING - AUSTRALIA 7.28%
-----------------------------------------------------------------------------------------
Delta Gold NL                                                1,100,000           703,783*
Lihir Gold Ltd.                                                485,000           164,326*
Newcrest Mining Ltd.                                           151,928           369,628
Normandy Mining Ltd.                                           400,000           215,864
Ranger Minerals Ltd.                                           152,713           101,105
Resolute Resources Ltd.                                        500,000            23,923*
                                                                             -----------
                                                                               1,578,629

GOLD MINING - NORTH AMERICA 44.17%
-----------------------------------------------------------------------------------------
Barrick Gold Corp.                                             100,000         1,640,289
Dayton Mining Corp.                                            457,834            70,062*
Franco Nevada Mining Corp., Ltd.                               108,675         1,238,895*
Franco Nevada Mining Corp., Ltd., Warrants (September 2003)     50,000            86,667*
Goldcorp, Inc., Class A Subordinate Voting Shares              180,000         1,116,000*
Goldcorp, Inc. Warrants                                        100,000           283,333*


See notes to portfolios of investments and notes to financial statements.

                                                                              61


GOLD SHARES FUND

-----------------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                             December 31, 2000
-----------------------------------------------------------------------------------------


COMMON STOCKS AND WARRANTS
                                                                SHARES             VALUE

GOLD MINING - NORTH AMERICA (CONT'D)
-----------------------------------------------------------------------------------------
Homestake Mining Co.                                            93,400           391,113
IAMGOLD Corp.                                                  100,000       $   166,667*
Newmont Mining Corp.                                           100,000         1,706,250
North American Palladium Ltd.                                  125,400         1,141,140*
Placer Dome, Inc.                                              180,000         1,732,532
                                                                             -----------
                                                                               9,572,948

-----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                              20,374,024
-----------------------------------------------------------------------------------------
  (cost $24,041,134)

PURCHASED OPTIONS 1.08%                                      CONTRACTS

GOLD MINING - NORTH AMERICA 1.08%
-----------------------------------------------------------------------------------------
Barrick Gold Corp., Strike Price 12.50, Call, Expiration
  Jan. 2002 (premium $127,604)                                     300           162,000
Newmont Mining Corp., Strike Price 10, Call, Expiration
  Jan. 2001 (premium $84,600)                                       75            53,437
Newmont Mining Corp., Strike Price 20, Call, Expiration
  Jan. 2001 (premium $177,108)                                     265             9,938
Placer Dome, Inc., Strike Price 10, Call, Expiration
  Jan. 2001 (premium $98,100)                                      200             7,500
Placer Dome, Inc., Strike Price 12.50, Call, Expiration
  Jan. 2001 (premium $181,437)                                     375             2,344

-----------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                          235,219
-----------------------------------------------------------------------------------------
  (cost $668,849)


                                                               PRINCIPAL
REPURCHASE AGREEMENT 4.51%                                      AMOUNT

Joint Tri-Party Repurchase Agreement,
  Paine Webber, 5.98%, 12/29/00, due 01/02/01,
  repurchase price $977,539, collateralized by
  U.S. Treasury securities held in a joint tri-party
  repurchase account (cost $976,890)                        $  976,890           976,890

-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.60%                                                      21,586,133
-----------------------------------------------------------------------------------------
  (cost $25,686,873)
Other assets and liabilities, net 0.40%                                           86,231
                                                                             -----------

NET ASSETS 100%                                                              $21,672,364
                                                                         ---------------


See notes to portfolios of investments and notes to financial statements.


-------------------------------------------------------------------------------
  NOTES TO PORTFOLIOS OF INVESTMENTS                         December 31, 2000
-------------------------------------------------------------------------------


LEGEND


*     Non-income producing security            GDR   Global Depository Receipt
+     Affiliated company (see following)       RS    Restricted Security (see following)
ADR   American Depository Receipt              ZCB   Zero Coupon Bond
GO    General Obligation Bond


GENERAL

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at 12/31/00.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

JOINT TRI-PARTY REPURCHASE AGREEMENTS (SEE ALSO NOTE 1 TO
FINANCIAL STATEMENTS.)

The terms of the repurchase agreements and the securities held as collateral in the tri-party joint repurchase agreements at December 31, 2000 were:

Credit Suisse First Boston repurchase agreement, 12/29/00, 6.15%, due 01/02/01:
  Total principal amount: $25,000,000; Total repurchase price $25,017,083

    $26,290,000 U.S. Treasury Bill, 0.00% 03/08/01
      (total collateral market value of $25,996,078)

Paine Webber repurchase agreement, 12/29/00, 5.98%, due 01/02/01:
  Total principal amount: $56,485,844; Total repurchase price: $56,523,376

    $32,728,000 U.S. Treasury Note, 6.25%, 02/15/03
    $21,830,000 U.S. Treasury Note, 6.125%, 08/15/07
      (total collateral market value of $56,365,722)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the tri-party joint repurchase agreements. Each owns an undivided interest in the accounts.

-------------------------------------------------------------------------------
  NOTES TO PORTFOLIOS OF INVESTMENTS                         December 31, 2000
-------------------------------------------------------------------------------


AFFILIATED COMPANIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended December 31, 2000.

                                                 SHARES OF AFFILIATED COMPANIES
                                   JUNE 30, 2000    ADDITIONS    REDUCTIONS    DECEMBER 31, 2000
CHINA REGION OPPORTUNITY FUND
------------------------------------------------------------------------------------------------
Alpha Communications Corp.             306,800             --     (306,800)               --(a)
Alpha Communications Corp. (RS)        750,000             --     (750,000)               --(a)
Alpha Communications Corp., Class A
   Warrants (RS)                       375,000             --     (375,000)               --(a)
Alpha Communications Corp., Class B
   Warrants (RS)                       375,000             --     (375,000)               --(a)
Lingo Media, Inc.                           --      1,056,800           --         1,056,800(a)
Lingo Media, Inc., Class B
   Warrants                                 --        375,000           --           375,000(a)
Merendon International, Inc.           800,000        500,000           --         1,300,000


At December 31, 2000, the value of investments in affiliated companies was $874,068 representing 5.75% of net assets, and the total cost was $1,042,407.
There was no net realized gains/losses on transactions and there was no income earned for the period.



                                                  SHARES OF AFFILIATED COMPANIES
                                   JUNE 30, 2000    ADDITIONS    REDUCTIONS    DECEMBER 31, 2000
WORLD GOLD FUND
------------------------------------------------------------------------------------------------
Adulius Mineral Corp.                  390,000             --           --           390,000(b)
Adulius Mineral Corp., Special
  Warrants (RS)                        200,000             --           --           200,000(b)
Adulius Mineral Corp., Warrants        390,000             --           --           390,000(b)
AMT International Mining Corp.       1,976,350             --     (710,850)        1,265,500(b)
Anooraq Resources Corp.                300,000        100,000           --           400,000(b)
Anooraq Resources Corp., Warrants      150,000             --           --           150,000(b)
Augusta Resource Corp.                 990,987             --           --           990,987
Dayton Mining Corp.                  1,500,000             --     (116,034)        1,383,966
First Point Minerals Corp.                  --        500,000           --           500,000(b)
First Point Minerals Corp.
  Warrants                                  --        500,000           --           500,000(b)
First Point Minerals Corp. Units       500,000             --     (500,000)               --(b)
International Annax Ventures, Inc.     400,000        742,000      (15,000)        1,127,000
Orezone Resources, Inc.              1,016,000             --           --         1,016,000
Ormonde Mining plc                   3,607,143             --           --         3,607,143
Romarco Minerals, Inc.               1,500,000        736,000           --         2,236,000
Star Resources Corp.                 1,817,400        300,000     (697,400)        1,420,000(b)


At December 31, 2000, the value of investments in affiliated companies was $2,384,527 representing 5.80% of net assets, and the total cost was $6,764,258.
Net realized losses on transactions were $546,896 and there was no income earned for the period.

     (a)  During the period ended December 31, 2000, Alpha  Communications Corp.
          changed its name to Lingo Media, Inc.

     (b) At December 31, 2000, the company is no longer defined as an affiliate, although it was an affiliated company during the period.


-------------------------------------------------------------------------------
  NOTES TO PORTFOLIOS OF INVESTMENTS                         December 31, 2000
-------------------------------------------------------------------------------


RESTRICTED SECURITIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "RS"

The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

                                                               ACQUISITION       COST PER
SECURITY                                                          DATE             SHARE

CHINA REGION OPPORTUNITY FUND
------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
    SE Global Equities                                               04/07/00        $0.13


At December 31, 2000, the total cost of restricted securities was $200,000, and the total value was $197,246, representing 1.30% of net assets.



GLOBAL RESOURCES FUND
------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
    Osmium Holdings S.A.                                    10/22/96-01/29/98      $987.07
    Zimasco Consolidated Enterprises Ltd.                   06/15/95-09/30/99        $2.50


At December 31, 2000, the total cost of restricted securities was $202,655, and the total value was $71,200, representing 0.52% of net assets.



WORLD GOLD FUND
------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
    Chilean Gold Ltd.                                                01/17/97        $1.10
    Osmium Holdings S.A.                                    10/22/96-01/29/98    $1,280.75
    Zimasco Consolidated Enterprises                        06/15/95-09/30/99        $2.50

SPECIAL WARRANTS AND UNITS
    Adulius Minerals Corp.                                           04/06/00        $0.06
    Western Exploration & Development Ltd.                           08/14/97        $0.50


At December 31, 2000, the total cost of restricted securities was $2,878,425, and the total value was $863,967, representing 2.10% of net assets.



----------------------------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------

                                               U.S. TREASURY      U.S. GOVERNMENT
                                                SECURITIES          SECURITIES
                                                 CASH FUND         SAVINGS FUND

Investments, at identified cost                $131,593,674        $772,632,239
                                               ------------        ------------
ASSETS

----------------------------------------------------------------------------------
Investments, at value:
    Securities                                 $ 74,695,475        $772,632,239
    Repurchase agreements                        56,898,199                  --
Cash                                                     --                  --
Receivables:
    Investments sold                             81,014,792         222,704,000
    Dividends                                            --                  --
    Interest                                        941,999           7,105,346
    Capital shares sold                           2,279,094           2,073,302
    From manager                                         --             285,201
Other assets                                        274,947              49,298
----------------------------------------------------------------------------------
TOTAL ASSETS                                    216,104,506       1,004,849,386
----------------------------------------------------------------------------------

LIABILITIES

----------------------------------------------------------------------------------
Payables:
    Investments purchased                        82,191,923         221,192,472
    Capital shares redeemed                       1,101,895           3,634,855
    To manager and affiliates                        50,189                  --
    Dividends and distributions                     610,729           4,159,147
    Accounts payable and accrued expenses            79,241             143,558
    Due to custodian                                     --              65,182
----------------------------------------------------------------------------------
TOTAL LIABILITIES                                84,033,977         229,195,214
----------------------------------------------------------------------------------

NET ASSETS                                     $132,070,529        $775,654,172
                                               ------------        ------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
Paid-in capital                                $132,002,080        $776,586,628
Undistributed net investment income (loss)           86,637             690,850
Accumulated net realized loss on investments
    and foreign currencies                          (18,188)         (1,623,306)
Net unrealized appreciation of investments
    and other assets and liabilities
    denominated in foreign currencies                    --                  --
                                               ------------        ------------
Net assets applicable to capital shares
    outstanding                                $132,070,529        $775,654,172
                                               ------------        ------------
    Capital shares outstanding, an unlimited
    number of no par shares authorized          132,051,711         775,736,473
                                               ------------        ------------

NET ASSET VALUE, PER SHARE                     $       1.00        $       1.00
                                               ------------        ------------



See accompanying notes to financial statements.

66


-------------------------------------------------------------------------------------------------
                                                                               December 31, 2000
-------------------------------------------------------------------------------------------------


                                                NEAR-TERM           TAX FREE        EQUITY INCOME
                                              TAX FREE FUND           FUND              FUND

Investments, at identified cost                $5,561,316         $17,753,551        $6,260,417
                                               ----------         -----------        ----------
ASSETS

-------------------------------------------------------------------------------------------------
Investments, at value:
    Securities                                 $5,410,782         $16,897,731        $6,762,394
    Repurchase agreements                         237,798           1,257,379           725,888
Cash                                                    2                  --             1,881
Receivables:
    Investments sold                              233,819           1,246,716           948,223
    Dividends                                          --                  --            10,500
    Interest                                       89,220             265,872               342
    Capital shares sold                             3,989              10,904             1,014
    From manager                                   56,649              60,021                --
Other assets                                          388                 514               366
-------------------------------------------------------------------------------------------------
TOTAL ASSETS                                    6,032,647          19,739,137         8,450,608
-------------------------------------------------------------------------------------------------

LIABILITIES

-------------------------------------------------------------------------------------------------
Payables:
    Investments purchased                         237,798           1,257,379           725,888
    Capital shares redeemed                             9                 240             9,298
    To manager and affiliates                          --                  --             8,241
    Dividends and distributions                    18,516              64,748                --
    Accounts payable and accrued expenses          37,946              38,462            42,473
    Due to custodian                                   --                  --                --
-------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                 294,269           1,360,829           785,900
-------------------------------------------------------------------------------------------------

NET ASSETS                                     $5,738,378         $18,378,308        $7,664,708
                                               ----------         -----------        ----------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------
Paid-in capital                                $5,915,035         $18,545,259        $6,612,976
Undistributed net investment income (loss)         10,719              19,535           (25,456)
Accumulated net realized loss on investments
    and foreign currencies                       (274,640)           (588,045)         (150,736)
Net unrealized appreciation of investments
    and other assets and liabilities
    denominated in foreign currencies              87,264             401,559         1,227,924
                                               ----------         -----------        ----------

Net assets applicable to capital shares
    outstanding                                $5,738,378         $18,378,308        $7,664,708
                                               ----------         -----------        ----------
    Capital shares outstanding, an unlimited
    number of no par shares authorized            544,587           1,541,591           635,594
                                               ----------         -----------        ----------

NET ASSET VALUE, PER SHARE                     $    10.54         $     11.92        $    12.06
                                               ----------         -----------        ----------


----------------------------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------

                                                ALL AMERICAN        CHINA REGION
                                                EQUITY FUND       OPPORTUNITY FUND

Investments, at identified cost                 $26,829,653         $15,915,379
                                                -----------         -----------
ASSETS

----------------------------------------------------------------------------------
Investments, at value:
    Securities                                  $29,814,379         $13,968,534
    Repurchase agreements                         3,863,125           1,575,221
Cash                                                261,763             936,077
Receivables:
    Investments sold                              4,595,991             729,864
    Dividends                                        23,454               2,566
    Interest                                          1,308               1,047
    Capital shares sold                              20,592               4,019
    From manager                                    104,957                  --
Other assets                                          1,592               7,507
----------------------------------------------------------------------------------
TOTAL ASSETS                                     38,687,161          17,224,835
----------------------------------------------------------------------------------

LIABILITIES

----------------------------------------------------------------------------------
Payables:
    Investments purchased                         4,075,963           1,600,221
    Capital shares redeemed                         243,862              93,556
    To manager and affiliates                            --              27,552
    Dividends and distributions                      32,967             193,723
    Accounts payable and accrued expenses            90,084             101,543
    Due to custodian                                     --                  --
----------------------------------------------------------------------------------
TOTAL LIABILITIES                                 4,442,876           2,016,595
----------------------------------------------------------------------------------

NET ASSETS                                      $34,244,285         $15,208,240
                                                -----------         -----------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
Paid-in capital                                 $26,509,786         $30,599,253
Undistributed net investment income (loss)            6,967            (435,350)
Accumulated net realized gain (loss) on
    investments and foreign currencies              879,836         (14,583,977)
Net unrealized appreciation (depreciation)
    of investments and other assets and
    liabilities denominated in foreign
    currencies                                    6,847,696            (371,686)
                                                -----------         -----------
Net assets applicable to capital shares
    outstanding                                 $34,244,285         $15,208,240
                                                -----------         -----------
    Capital shares outstanding, an
    unlimited number of no par shares
    authorized                                    1,170,551           3,175,793
                                                -----------         -----------

NET ASSET VALUE, PER SHARE                      $     29.25         $      4.79
                                                -----------         -----------

See accompanying notes to financial statements.

68


-----------------------------------------------------------------------------------------------------------
                                                                                         December 31, 2000
-----------------------------------------------------------------------------------------------------------


                                            GLOBAL RESOURCES         WORLD GOLD           GOLD SHARES
                                                  FUND                  FUND                  FUND

Investments, at identified cost                $10,803,486          $ 64,870,205          $ 25,686,873
                                               -----------          ------------          ------------

ASSETS

-----------------------------------------------------------------------------------------------------------
Investments, at value:
    Securities                                 $12,323,341          $ 41,184,289          $ 20,609,243
    Repurchase agreements                          835,643                    --               976,890
Cash                                               238,407                    --               260,072
Receivables:
    Investments sold                             1,399,283             2,547,736             2,220,283
    Dividends                                       18,742                 2,833                 1,700
    Interest                                           440                    --                   649
    Capital shares sold                              2,627                29,867                11,193
    From manager                                        --                    --                    --
Other assets                                         1,000                 7,980                12,585
-----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                    14,819,483            43,772,705            24,092,615
-----------------------------------------------------------------------------------------------------------

LIABILITIES

-----------------------------------------------------------------------------------------------------------
Payables:
    Investments purchased                          910,534             1,161,087             1,610,034
    Capital shares redeemed                         21,434               307,948               504,092
    To manager and affiliates                       25,109                72,472                69,621
    Dividends and distributions                         --               170,999                    --
    Accounts payable and accrued expenses           77,326               159,097               236,504
    Due to custodian                                    --               775,057                    --
-----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                1,034,403             2,646,660             2,420,251
-----------------------------------------------------------------------------------------------------------

NET ASSETS                                     $13,785,080          $ 41,126,045          $ 21,672,364
                                               -----------          ------------          ------------

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------
Paid-in capital                                $21,608,697          $122,173,437          $225,759,619
Undistributed net investment income (loss)        (146,326)           (1,358,978)             (675,578)
Accumulated net realized gain (loss) on
    investments and foreign currencies         (10,037,422)          (56,007,487)         (199,301,646)
Net unrealized appreciation (depreciation)
    of investments and other assets and
    liabilities denominated in foreign
    currencies                                   2,360,131           (23,680,927)           (4,110,031)
                                               -----------          ------------          ------------
Net assets applicable to capital shares
    outstanding                                $13,785,080          $ 41,126,045          $ 21,672,364
                                               -----------          ------------          ------------
    Capital shares outstanding, an
    unlimited number of no par shares
    authorized                                   3,163,172             8,142,814             8,299,298
                                               -----------          ------------          ------------

NET ASSET VALUE, PER SHARE                     $      4.36          $       5.05          $       2.61
                                               -----------          ------------          ------------


---------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------

                                               U.S. TREASURY      U.S. GOVERNMENT
                                                SECURITIES          SECURITIES
                                                 CASH FUND         SAVINGS FUND

NET INVESTMENT INCOME
INCOME:

---------------------------------------------------------------------------------
    Dividends                                   $       --          $        --
    Foreign taxes withheld on dividends                 --                   --
                                                ----------          -----------
        Net dividends                                   --                   --
    Interest and other                           4,287,476           25,330,363
    Securities lending income                           --                   --
                                                ----------          -----------
        TOTAL INCOME                             4,287,476           25,330,363

EXPENSES:
---------------------------------------------------------------------------------
    Management fee                                 337,261            1,614,724
    Transfer agent fees and expenses               150,690              347,873
    Accounting service fees and expenses            18,143               41,430
    Legal and professional fees                     23,930               36,611
    Custodian fees                                  41,442               34,656
    Shareholder reporting                           56,734              121,977
    Registration fees                                4,749               27,444
    Trustee fees and expenses                        7,712                9,517
    Interest expense                                 3,143                3,855
    Miscellaneous                                   10,173               49,781
                                                ----------          -----------
        Total expenses before reductions           653,977            2,287,868
    Short-term trading fee                              --                   --
    Expenses offset                                     --               (6,650)
    Expenses reimbursed                                 --             (727,819)
                                                ----------          -----------
        NET EXPENSES                               653,977            1,553,399

---------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                     3,633,499           23,776,964
---------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
    Realized gain from:
        Securities                                      --                4,868
        Foreign currency transactions                   --                   --
                                                ----------          -----------
        NET REALIZED GAIN                               --                4,868
                                                ----------          -----------
    Net change in unrealized appreciation (depreciation) of:

        Investments                                     --                   --
        Other assets and liabilities
          denominated in foreign currencies             --                   --
                                                ----------          -----------
        NET UNREALIZED APPRECIATION
        (DEPRECIATION)                                  --                   --
---------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS                                   --                4,868
---------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS                $3,633,499          $23,781,832
                                                ----------          -----------

See accompanying notes to financial statements.

70


------------------------------------------------------------------------------------------------------
                                                           For the Six Months Ended December 31, 2000
------------------------------------------------------------------------------------------------------

                                                NEAR-TERM          TAX FREE         EQUITY INCOME
                                              TAX FREE FUND          FUND               FUND
NET INVESTMENT INCOME
INCOME:

------------------------------------------------------------------------------------------------------
    Dividends                                   $     --          $       --          $  82,367
    Foreign taxes withheld on dividends               --                  --               (808)
                                                --------          ----------          ---------
        Net dividends                                 --                  --             81,559
    Interest and other                           136,959             491,031             15,524
    Securities lending income                         --                  --                  7
                                                --------          ----------          ---------
        TOTAL INCOME                             136,959             491,031             97,090

EXPENSES:
------------------------------------------------------------------------------------------------------
    Management fee                                13,821              69,236             30,879
    Transfer agent fees and expenses               4,333              11,872             14,872
    Accounting service fees and expenses          18,266              18,143             18,144
    Legal and professional fees                   19,066              19,288             25,256
    Custodian fees                                 5,631               7,518              8,239
    Shareholder reporting                          2,232               4,686              6,642
    Registration fees                              6,985               7,494              8,384
    Trustee fees and expenses                      9,532               9,517              7,711
    Interest expense                                  11                  36                  8
    Miscellaneous                                  2,204               2,674              2,478
                                                --------          ----------          ---------
        Total expenses before reductions          82,081             150,464            122,613
    Short-term trading fee                            --                  --                 (8)
    Expenses offset                                   --                 (24)               (59)
    Expenses reimbursed                          (62,697)            (85,710)                --
                                                --------          ----------          ---------
        NET EXPENSES                              19,384              64,730            122,546

------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                     117,575             426,301            (25,456)
------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
    Realized gain from:
        Securities                                 4,197              19,397              1,727
        Foreign currency transactions                 --                  --                 25
                                                --------          ----------          ---------
        NET REALIZED GAIN                          4,197              19,397              1,752
                                                --------          ----------          ---------
    Net change in unrealized appreciation (depreciation) of:

        Investments                              110,410             825,651           (165,942)
        Other assets and liabilities
          denominated in foreign currencies           --                  --                 59
                                                --------          ----------          ---------
        NET UNREALIZED APPRECIATION
        (DEPRECIATION)                           110,410             825,651           (165,883)
------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS                            114,607             845,048           (164,131)
------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS                $232,182          $1,271,349          $(189,587)
                                                --------          ----------          ---------



----------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------

                                                ALL AMERICAN        CHINA REGION
                                                EQUITY FUND       OPPORTUNITY FUND

NET INVESTMENT INCOME
INCOME:

----------------------------------------------------------------------------------
    Dividends                                   $   165,372         $   127,686
    Foreign taxes withheld on dividends              (4,845)               (741)
                                                -----------         -----------
        Net dividends                               160,527             126,945
    Interest and other                               81,076              32,401
    Securities lending income                           207                 269
                                                -----------         -----------
        TOTAL INCOME                                241,810             159,615

EXPENSES:
----------------------------------------------------------------------------------
    Management fee                                  150,232             117,562
    Transfer agent fees and expenses                 64,638              60,357
    Accounting service fees and expenses             18,143              18,137
    Legal and professional fees                      43,455              36,632
    Custodian fees                                   13,810              48,323
    Shareholder reporting                            32,406              19,321
    Registration fees                                 9,856               6,374
    Trustee fees and expenses                         7,711               7,654
    Interest expense                                    123                  83
    Miscellaneous                                     3,884               2,741
                                                -----------         -----------
        Total expenses before reductions            344,258             317,184
    Short-term trading fee                             (123)                (83)
    Expenses offset                                      --                  --
    Expenses reimbursed                            (143,621)                 --
                                                -----------         -----------
        NET EXPENSES                                200,514             317,101

----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                         41,296            (157,486)
----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) from:

        Securities                                6,669,881             127,187
        Foreign currency transactions                   629                 (85)
                                                -----------         -----------
        NET REALIZED GAIN (LOSS)                  6,670,510             127,102
                                                -----------         -----------
    Net change in unrealized appreciation (depreciation) of:

        Investments                             (13,893,951)         (4,132,379)
        Other assets and liabilities
          denominated in foreign currencies            (155)                (47)
                                                -----------         -----------
        NET UNREALIZED APPRECIATION
        (DEPRECIATION)                          (13,894,106)         (4,132,426)
----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS                            (7,223,596)         (4,005,324)
----------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS                $(7,182,300)        $(4,162,810)
                                                -----------         -----------

See accompanying notes to financial statements.

72


-----------------------------------------------------------------------------------------------------------
                                                                For the Six Months Ended December 31, 2000
-----------------------------------------------------------------------------------------------------------

                                              GLOBAL RESOURCES         WORLD GOLD           GOLD SHARES
                                                   FUND                  FUND                  FUND

NET INVESTMENT INCOME
INCOME:

-----------------------------------------------------------------------------------------------------------
    Dividends                                    $  117,894           $    197,572          $   171,989
    Foreign taxes withheld on dividends              (3,406)                (8,270)              (3,149)
                                                 ----------           ------------          -----------
        Net dividends                               114,488                189,302              168,840
    Interest and other                               21,139                 60,977               84,553
    Securities lending income                             4                     26                   87
                                                 ----------           ------------          -----------
        TOTAL INCOME                                135,631                250,305              253,480

EXPENSES:
-----------------------------------------------------------------------------------------------------------
    Management fee                                   67,887                238,268               87,142
    Transfer agent fees and expenses                 67,907                207,603              377,766
    Accounting service fees and expenses             18,137                 28,089               21,449
    Legal and professional fees                      57,672                 94,258              110,874
    Custodian fees                                    8,788                 45,254               18,975
    Shareholder reporting                            23,315                 73,843              114,768
    Registration fees                                 2,063                  5,707                  858
    Trustee fees and expenses                         9,517                  9,515                9,515
    Interest expense                                     56                  1,151                  544
    Miscellaneous                                     2,820                  4,647                3,411
                                                 ----------           ------------          -----------
        Total expenses before reductions            258,162                708,335              745,302
    Short-term trading fee                              (56)                (1,151)                (544)
    Expenses offset                                     (21)                    --                   --
    Expenses reimbursed                                  --                     --                   --
                                                 ----------           ------------          -----------
        NET EXPENSES                                258,085                707,184              744,758

-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                       (122,454)              (456,879)            (491,278)
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) from:

        Securities                                  (63,476)           (16,031,089)          (5,531,393)
        Foreign currency transactions                  (597)               (14,463)             (12,798)
                                                 ----------           ------------          -----------
        NET REALIZED GAIN (LOSS)                    (64,073)           (16,045,552)          (5,544,191)
                                                 ----------           ------------          -----------
    Net change in unrealized appreciation (depreciation) of:

        Investments                               1,722,180              4,118,448            3,167,742
        Other assets and liabilities
          denominated in foreign currencies           4,633                171,425              (10,981)
                                                 ----------           ------------          -----------
        NET UNREALIZED APPRECIATION
        (DEPRECIATION)                            1,726,813              4,289,873            3,156,761
-----------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS                             1,662,740            (11,755,679)          (2,387,430)
-----------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS                 $1,540,286           $(12,212,558)         $(2,878,708)
                                                 ----------           ------------          -----------


-----------------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------

                                                          U.S. TREASURY SECURITIES
                                                                  CASH FUND
                                                    -------------------------------------
                                                    SIX MONTHS ENDED         YEAR ENDED
                                                    DECEMBER 31, 2000       JUNE 30, 2000

INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
-----------------------------------------------------------------------------------------
    Net investment income                             $  3,633,499          $  6,217,791
    Net realized gain (loss)                                    --                    --
    Net unrealized appreciation (depreciation)                  --                    --
                                                      ------------          ------------
        NET INCREASE IN NET ASSETS
        FROM INVESTMENT OPERATIONS                       3,633,499             6,217,791

DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------
    From net investment income                          (3,622,755)           (6,236,071)
    In excess of net investment income                          --                    --
    From net capital gains                                      --                    --
    In excess of net capital gains                              --                    --
                                                      ------------          ------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS             (3,622,755)           (6,236,071)

FROM CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------
    Proceeds from shares sold                          156,214,284           562,395,666
    Distributions reinvested                             2,898,654             6,557,469
                                                      ------------          ------------
                                                       159,112,938           568,953,135
    Cost of shares redeemed                           (164,224,735)         (587,530,692)
                                                      ------------          ------------
        NET INCREASE (DECREASE) IN NET ASSETS
        FROM CAPITAL SHARE TRANSACTIONS                 (5,111,797)          (18,577,557)

-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   (5,101,053)          (18,595,837)
-----------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                    137,171,582           155,767,419

-----------------------------------------------------------------------------------------
END OF PERIOD                                         $132,070,529          $137,171,582
-----------------------------------------------------------------------------------------

Undistributed net investment income, end of period    $     86,637          $     75,893
                                                      ------------          ------------

CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------
    Shares sold                                        156,214,286           562,395,666
    Shares reinvested                                    2,898,654             6,557,468
    Shares redeemed                                   (164,224,734)         (587,530,702)
                                                      ------------          ------------
        NET SHARE ACTIVITY                              (5,111,794)          (18,577,568)
                                                      ------------          ------------

See accompanying notes to financial statements.

74


-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------


                                                         U.S. GOVERNMENT SECURITIES
                                                                SAVINGS FUND
                                                  ------------------------------------------
                                                   SIX MONTHS ENDED           YEAR ENDED
                                                  DECEMBER 31, 2000         JUNE 30, 2000
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
--------------------------------------------------------------------------------------------
    Net investment income                             $ 23,776,964            $ 41,244,393
    Net realized gain (loss)                                 4,868                   1,218
    Net unrealized appreciation (depreciation)                  --                      --
                                                      ------------            ------------
        NET INCREASE IN NET ASSETS
        FROM INVESTMENT OPERATIONS                      23,781,832              41,245,611

DISTRIBUTIONS TO SHAREHOLDERS:
--------------------------------------------------------------------------------------------
    From net investment income                         (23,808,802)            (41,204,238)
    In excess of net investment income                          --                      --
    From net capital gains                                      --                      --
    In excess of net capital gains                              --                      --
                                                      ------------            ------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS            (23,808,802)            (41,204,238)

FROM CAPITAL SHARE TRANSACTIONS:
--------------------------------------------------------------------------------------------
    Proceeds from shares sold                          270,151,502             718,494,685
    Distributions reinvested                            19,077,542              43,677,475
                                                      ------------            ------------
                                                       289,229,044             762,172,160
    Cost of shares redeemed                           (268,687,627)           (797,221,569)
                                                      ------------            ------------
        NET INCREASE (DECREASE) IN NET ASSETS
        FROM CAPITAL SHARE TRANSACTIONS                 20,541,417             (35,049,409)

--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   20,514,447             (35,008,036)
--------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                    755,139,725             790,147,761

--------------------------------------------------------------------------------------------
END OF PERIOD                                         $775,654,172            $755,139,725
--------------------------------------------------------------------------------------------

Undistributed net investment income, end of period    $    690,850            $    722,688
                                                      ------------            ------------

CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------------------
    Shares sold                                        270,151,502             718,494,682
    Shares reinvested                                   19,077,542              43,677,475
    Shares redeemed                                   (268,687,590)           (797,221,587)
                                                      ------------            ------------
        NET SHARE ACTIVITY                              20,541,454             (35,049,430)
                                                      ------------            ------------


-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------


                                                             NEAR-TERM TAX FREE FUND
                                                    ----------------------------------------
                                                    SIX MONTHS ENDED           YEAR ENDED
                                                    DECEMBER 31, 2000         JUNE 30, 2000
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
--------------------------------------------------------------------------------------------
    Net investment income                               $  117,575              $  272,121
    Net realized gain (loss)                                 4,197                 (78,326)
    Net unrealized appreciation (depreciation)             110,410                 (23,961)
                                                        ----------              ----------
        NET INCREASE IN NET ASSETS
        FROM INVESTMENT OPERATIONS                         232,182                 169,834

DISTRIBUTIONS TO SHAREHOLDERS:
--------------------------------------------------------------------------------------------
    From net investment income                            (114,698)               (271,119)
    In excess of net investment income                          --                      --
    From net capital gains                                      --                      --
    In excess of net capital gains                              --                      --
                                                        ----------              ----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS               (114,698)               (271,119)

FROM CAPITAL SHARE TRANSACTIONS:
--------------------------------------------------------------------------------------------
    Proceeds from shares sold                              669,059               1,444,522
    Distributions reinvested                                85,182                 260,806
                                                        ----------              ----------
                                                           754,241               1,705,328
    Cost of shares redeemed                               (354,862)             (3,793,495)
                                                        ----------              ----------
        NET INCREASE (DECREASE) IN NET ASSETS
        FROM CAPITAL SHARE TRANSACTIONS                    399,379              (2,088,167)

--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                      516,863              (2,189,452)
--------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                      5,221,515               7,410,967

--------------------------------------------------------------------------------------------
END OF PERIOD                                           $5,738,378              $5,221,515
--------------------------------------------------------------------------------------------

Undistributed net investment income, end of period      $   10,719              $    7,842
                                                        ----------              ----------

CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------------------
    Shares sold                                             64,164                 139,038
    Shares reinvested                                        8,189                  25,194
    Shares redeemed                                        (34,009)               (366,136)
                                                        ----------              ----------
        NET SHARE ACTIVITY                                  38,344                (201,904)
                                                        ----------              ----------


------------------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------

                                                                TAX FREE FUND
                                                   ---------------------------------------
                                                   SIX MONTHS ENDED           YEAR ENDED
                                                   DECEMBER 31, 2000         JUNE 30, 2000

INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------------------------------
    Net investment income (loss)                      $   426,301             $   964,783
    Net realized gain (loss)                               19,397                (607,442)
    Net unrealized appreciation (depreciation)            825,651                (170,573)
                                                      -----------             -----------
        NET INCREASE (DECREASE) IN NET ASSETS
        FROM INVESTMENT OPERATIONS                      1,271,349                 186,768

DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------------------------------------------------------------------
    From net investment income                           (416,768)               (961,347)
    In excess of net investment income                         --                      --
    From net capital gains                                     --                 (65,469)
    In excess of net capital gains                             --                      --
                                                      -----------             -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS              (416,768)             (1,026,816)

FROM CAPITAL SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------
    Proceeds from shares sold                           1,114,044               4,930,670
    Distributions reinvested                              278,131                 832,415
    Paid-in capital portion of short-term trading
    fee                                                        --                      --
                                                      -----------             -----------
                                                        1,392,175               5,763,085
    Cost of shares redeemed                            (2,248,470)            (10,584,796)
                                                      -----------             -----------
        NET INCREASE (DECREASE) IN NET ASSETS
        FROM CAPITAL SHARE TRANSACTIONS                  (856,295)             (4,821,711)

------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                                 (1,714)             (5,661,759)
------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                    18,380,022              24,041,781

------------------------------------------------------------------------------------------
END OF PERIOD                                         $18,378,308             $18,380,022
------------------------------------------------------------------------------------------

Undistributed net investment income (loss), end
of period                                             $    19,535             $    10,002
                                                      -----------             -----------

CAPITAL SHARE ACTIVITY
------------------------------------------------------------------------------------------
    Shares sold                                            95,767                 434,670
    Shares reinvested                                      24,025                  73,231
    Shares redeemed                                      (193,568)               (930,476)
                                                      -----------             -----------
        NET SHARE ACTIVITY                                (73,776)               (422,575)
                                                      -----------             -----------


See accompanying notes to financial statements.

76


---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------


                                                              EQUITY INCOME FUND
                                                   ------------------------------------------
                                                   SIX MONTHS ENDED           YEAR ENDED
                                                   DECEMBER 31, 2000         JUNE 30, 2000

INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
---------------------------------------------------------------------------------------------
    Net investment income (loss)                      $  (25,456)             $  (71,631)
    Net realized gain (loss)                               1,752                 (31,579)
    Net unrealized appreciation (depreciation)          (165,883)                (13,672)
                                                      ----------              ----------
        NET INCREASE (DECREASE) IN NET ASSETS
        FROM INVESTMENT OPERATIONS                      (189,587)               (116,882)

DISTRIBUTIONS TO SHAREHOLDERS:
---------------------------------------------------------------------------------------------
    From net investment income                                 --                      --
    In excess of net investment income                         --                      --
    From net capital gains                                     --              (1,150,941)
    In excess of net capital gains                             --                (151,343)
                                                       ----------              ----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS                    --              (1,302,284)

FROM CAPITAL SHARE TRANSACTIONS:
---------------------------------------------------------------------------------------------
    Proceeds from shares sold                             395,706                 760,108
    Distributions reinvested                                   --               1,251,547
    Paid-in capital portion of short-term trading
    fee                                                       131                     102
                                                       ----------              ----------
                                                          395,837               2,011,757
    Cost of shares redeemed                              (972,613)             (2,094,590)
                                                       ----------              ----------
        NET INCREASE (DECREASE) IN NET ASSETS
        FROM CAPITAL SHARE TRANSACTIONS                  (576,776)                (82,833)

---------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                               (766,363)             (1,501,999)
---------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                     8,431,071               9,933,070

---------------------------------------------------------------------------------------------
END OF PERIOD                                          $7,664,708              $8,431,071
---------------------------------------------------------------------------------------------

Undistributed net investment income (loss), end
of period                                              $  (25,456)             $       --
                                                       ----------              ----------

CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------
    Shares sold                                            31,432                  57,220
    Shares reinvested                                          --                  98,962
    Shares redeemed                                       (76,756)               (156,060)
                                                       ----------              ----------
        NET SHARE ACTIVITY                                (45,324)                    122
                                                       ----------              ----------


---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------

                                                          ALL AMERICAN EQUITY FUND
                                                   ------------------------------------------
                                                   SIX MONTHS ENDED           YEAR ENDED
                                                   DECEMBER 31, 2000         JUNE 30, 2000

INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
---------------------------------------------------------------------------------------------
    Net investment income (loss)                     $    41,296             $   136,566
    Net realized gain (loss)                           6,670,510               2,059,310
    Net unrealized appreciation (depreciation)       (13,894,106)             (1,013,206)
                                                     -----------             -----------
        NET INCREASE (DECREASE) IN NET ASSETS
        FROM INVESTMENT OPERATIONS                    (7,182,300)              1,182,670

DISTRIBUTIONS TO SHAREHOLDERS:
---------------------------------------------------------------------------------------------
    From net investment income                           (32,775)               (122,535)
    In excess of net investment income                        --                 (14,466)
    From net capital gains                            (7,626,114)               (793,897)
    In excess of net capital gains                            --                      --
                                                     -----------             -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS           (7,658,889)               (930,898)

FROM CAPITAL SHARE TRANSACTIONS:
---------------------------------------------------------------------------------------------
    Proceeds from shares sold                           4,053,709              13,552,160
    Distributions reinvested                            7,456,993                 904,663
    Paid-in capital portion of short-term trading
    fee                                                       823                   3,808
                                                      -----------             -----------
                                                       11,511,525              14,460,631
    Cost of shares redeemed                            (6,464,131)            (23,876,508)
                                                      -----------             -----------
        NET INCREASE (DECREASE) IN NET ASSETS
        FROM CAPITAL SHARE TRANSACTIONS                 5,047,394              (9,415,877)

---------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                             (9,793,795)             (9,164,105)
---------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                    44,038,080              53,202,185

---------------------------------------------------------------------------------------------
END OF PERIOD                                         $34,244,285             $44,038,080
---------------------------------------------------------------------------------------------

Undistributed net investment income (loss), end
of period                                             $     6,967             $    (1,554)
                                                      -----------             -----------

CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------
    Shares sold                                           108,983                 306,517
    Shares reinvested                                     247,165                  19,824
    Shares redeemed                                      (160,279)               (539,711)
                                                      -----------             -----------
        NET SHARE ACTIVITY                                195,869                (213,370)
                                                      -----------             -----------


-----------------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------

                                                                 CHINA REGION
                                                               OPPORTUNITY FUND
                                                     -------------------------------------
                                                     SIX MONTHS ENDED         YEAR ENDED
                                                     DECEMBER 31, 2000       JUNE 30, 2000

INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------------------------------
    Net investment loss                                 $  (157,486)          $   (90,341)
    Net realized gain (loss)                                127,102            (3,753,025)
    Net unrealized appreciation (depreciation)           (4,132,426)            5,299,974
                                                        -----------           -----------
        NET INCREASE (DECREASE) IN NET ASSETS
        FROM INVESTMENT OPERATIONS                       (4,162,810)            1,456,608

DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------------------------------------------------------------------
    From net investment income                             (193,723)                   --
    In excess of net investment income                           --                    --
    From net capital gains                                       --                    --
    In excess of net capital gains                               --                    --
                                                        -----------           -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS                (193,723)                   --

FROM CAPITAL SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------
    Proceeds from shares sold                             3,724,854            14,920,680
    Distributions reinvested                                     --                    --
    Paid-in capital portion of short-term trading
    fee                                                      27,635               167,660
                                                        -----------           -----------
                                                          3,752,489            15,088,340
    Cost of shares redeemed                              (5,460,340)          (24,428,537)
                                                        -----------           -----------
        NET DECREASE IN NET ASSETS
        FROM CAPITAL SHARE TRANSACTIONS                  (1,707,851)           (9,340,197)

------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                    (6,064,384)           (7,883,589)
------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                      21,272,624            29,156,213

------------------------------------------------------------------------------------------
END OF PERIOD                                           $15,208,240           $21,272,624
------------------------------------------------------------------------------------------

Undistributed net investment (loss), end of period      $  (435,350)          $   (84,141)
                                                        -----------           -----------

CAPITAL SHARE ACTIVITY
------------------------------------------------------------------------------------------
    Shares sold                                             718,155             2,662,842
    Shares reinvested                                            --                    --
    Shares redeemed                                      (1,024,399)           (4,405,371)
                                                        -----------           -----------
        NET SHARE ACTIVITY                                 (306,244)           (1,742,529)
                                                        -----------           -----------

See accompanying notes to financial statements.

78


------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------



                                                             GLOBAL RESOURCES FUND
                                                     -------------------------------------
                                                     SIX MONTHS ENDED         YEAR ENDED
                                                     DECEMBER 31, 2000       JUNE 30, 2000

INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------------------------------
    Net investment loss                                 $  (122,454)          $  (283,731)
    Net realized gain (loss)                                (64,073)             (297,932)
    Net unrealized appreciation (depreciation)            1,726,813               (46,448)
                                                        -----------           -----------
        NET INCREASE (DECREASE) IN NET ASSETS
        FROM INVESTMENT OPERATIONS                        1,540,286              (628,111)

DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------------------------------------------------------------------
    From net investment income                                   --                    --
    In excess of net investment income                           --                    --
    From net capital gains                                       --                    --
    In excess of net capital gains                               --                    --
                                                        -----------           -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS                      --                    --

FROM CAPITAL SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------
    Proceeds from shares sold                             1,882,623             5,620,772
    Distributions reinvested                                     --                    --
    Paid-in capital portion of short-term trading
    fee                                                       2,561                 8,825
                                                        -----------           -----------
                                                          1,885,184             5,629,597
    Cost of shares redeemed                              (3,170,547)           (8,435,080)
                                                        -----------           -----------
        NET DECREASE IN NET ASSETS
        FROM CAPITAL SHARE TRANSACTIONS                  (1,285,363)           (2,805,483)

------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                       254,923            (3,433,594)
------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                      13,530,157            16,963,751

------------------------------------------------------------------------------------------
END OF PERIOD                                           $13,785,080           $13,530,157
------------------------------------------------------------------------------------------

Undistributed net investment (loss), end of period      $  (146,326)          $   (23,872)
                                                        -----------           -----------

CAPITAL SHARE ACTIVITY
------------------------------------------------------------------------------------------
    Shares sold                                             451,209             1,412,383
    Shares reinvested                                            --                    --
    Shares redeemed                                        (776,383)           (2,151,343)
                                                        -----------           -----------
        NET SHARE ACTIVITY                                 (325,174)             (738,960)
                                                        -----------           -----------


------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------


                                                                WORLD GOLD FUND
                                                     -------------------------------------
                                                     SIX MONTHS ENDED         YEAR ENDED
                                                     DECEMBER 31, 2000       JUNE 30, 2000

INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------------------------------
    Net investment loss                                 $  (456,879)          $(1,066,762)
    Net realized gain (loss)                            (16,045,552)             (320,733)
    Net unrealized appreciation (depreciation)            4,289,873           (11,057,639)
                                                        -----------           -----------
        NET INCREASE (DECREASE) IN NET ASSETS
        FROM INVESTMENT OPERATIONS                      (12,212,558)          (12,445,134)

DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------------------------------------------------------------------
    From net investment income                             (170,999)                   --
    In excess of net investment income                           --                    --
    From net capital gains                                       --                    --
    In excess of net capital gains                               --                    --
                                                        -----------           -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS                (170,999)                   --

FROM CAPITAL SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------
    Proceeds from shares sold                            25,656,937           191,290,603
    Distributions reinvested                                     --                    --
    Paid-in capital portion of short-term trading
    fee                                                      44,905               440,302
                                                        -----------           -----------
                                                         25,701,842           191,730,905
    Cost of shares redeemed                             (29,211,265)         (218,323,617)
                                                        -----------           -----------
        NET DECREASE IN NET ASSETS
        FROM CAPITAL SHARE TRANSACTIONS                  (3,509,423)          (26,592,712)

------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   (15,892,980)          (39,037,846)
------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                      57,019,025            96,056,871

------------------------------------------------------------------------------------------
END OF PERIOD                                           $41,126,045           $57,019,025
------------------------------------------------------------------------------------------

Undistributed net investment (loss), end of period      $(1,358,978)          $  (731,100)
                                                        -----------           -----------

CAPITAL SHARE ACTIVITY
------------------------------------------------------------------------------------------
    Shares sold                                           4,797,287            24,283,445
    Shares reinvested                                            --                    --
    Shares redeemed                                      (5,528,883)          (27,738,964)
                                                        -----------           -----------
        NET SHARE ACTIVITY                                 (731,596)           (3,455,519)
                                                        -----------           -----------


------------------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------

                                                               GOLD SHARES FUND
                                                     -------------------------------------
                                                     SIX MONTHS ENDED         YEAR ENDED
                                                     DECEMBER 31, 2000       JUNE 30, 2000

INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------------------------------
    Net investment loss                                 $  (491,278)          $(1,231,055)
    Net realized loss                                    (5,544,191)             (772,712)
    Net unrealized appreciation (depreciation)            3,156,761            (2,969,200)
                                                        -----------           -----------
        NET DECREASE IN NET ASSETS
        FROM INVESTMENT OPERATIONS                       (2,878,708)           (4,972,967)

DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------------------------------------------------------------------
    From net investment income                                   --                    --
    In excess of net investment income                           --                    --
    From net capital gains                                       --                    --
    In excess of net capital gains                               --                    --
                                                        -----------           -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS                      --                    --

FROM CAPITAL SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------
    Proceeds from shares sold                            14,739,549            87,441,751
    Distributions reinvested                                     --                    --
    Paid-in capital portion of short-term trading
    fee                                                      30,690               196,253
                                                        -----------           -----------
                                                         14,770,239            87,638,004
    Cost of shares redeemed                             (16,054,721)          (95,115,129)
                                                        -----------           -----------
        NET DECREASE IN NET ASSETS
        FROM CAPITAL SHARE TRANSACTIONS                  (1,284,482)           (7,477,125)

------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                               (4,163,190)          (12,450,092)
------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                      25,835,554            38,285,646

------------------------------------------------------------------------------------------
END OF PERIOD                                           $21,672,364           $25,835,554
------------------------------------------------------------------------------------------

Undistributed net investment (loss), end of period      $  (675,578)          $  (184,300)
                                                        -----------           -----------

CAPITAL SHARE ACTIVITY
------------------------------------------------------------------------------------------
    Shares sold                                           5,676,279            24,733,013
    Shares reinvested                                            --                    --
    Shares redeemed                                      (6,229,689)          (27,064,205)
                                                        -----------           -----------
        NET SHARE ACTIVITY                                 (553,410)           (2,331,192)
                                                        -----------           -----------

See accompanying notes to financial statements.


---------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                    December 31, 2000
---------------------------------------------------------------------

NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

 U.S. Global Investors Funds (Trust) is organized as a Massachusetts business trust, consisting of ten separate funds (funds), as follows: U.S. Treasury Securities Cash, U.S. Government Securities Savings, Near-Term Tax Free, Tax Free, Equity Income (formerly the Income Fund), All American Equity, China Region Opportunity, Global Resources, World Gold and Gold Shares. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended. All funds are diversified with the exception of China Region Opportunity, Global Resources, World Gold and Gold Shares.

 The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

 A. SECURITY VALUATIONS

 The funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked prices or using quotes provided by principal market makers. Short-term investments with effective maturities of sixty days or less at the date of purchase and investments of U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds are valued at amortized cost, which approximates market value. An independent pricing service values municipal securities and long-term U.S. Government obligations using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

 B. FAIR VALUED SECURITIES

 Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management's judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer's management, quality of the underlying property based on review of independent geological studies, the extent of the fund's investment in the trading securities of the issuer; and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

 C. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend

---------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                    December 31, 2000
---------------------------------------------------------------------

 income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the funds are informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, which may include original issue discount, is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on the same basis as used for federal tax reporting.

 The funds may purchase securities on a when-issued or delayed- delivery basis and segregate the liquid assets on their books to collateralize the obligation until trade settlement. Such investments are accounted for in the same manner as marketable portfolio securities.

 Each fund may temporarily loan securities up to 10% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. These fees are recorded as securities lending income. The loans are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the types of securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. In the event of default or bankruptcy by the borrower, retention of the collateral may be subject to legal proceedings.

 The market value of securities on loan at December 31, 2000 was $69,000, $573,175 and $100,598 for Equity Income Fund, All American Equity Fund and World Gold Fund, respectively. These loans were secured by collateral with a total value of $757,000.

 D. REPURCHASE AGREEMENTS

 The funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the total repurchase price, including accrued interest. The funds use joint tri-party repurchase agreements with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

 E. OPTIONS

 Some funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option premium. The use of options carries the risk of a change in value of the underlying instruments, an illiquid secondary market, or that the counterparty may fail to

---------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                    December 31, 2000
---------------------------------------------------------------------


 perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. There were no options written for any of the funds during the six months ended December 31, 2000.

 Option transactions during the six months ended December 31, 2000 were as follows:

                            ALL AMERICAN EQUITY FUND        GLOBAL RESOURCES FUND            WORLD GOLD FUND
                           ---------------------------------------------------------------------------------------
                           NUMBER OF      PREMIUMS       NUMBER OF      PREMIUMS       NUMBER OF      PREMIUMS
                           CONTRACTS   PAID/(RECEIVED)   CONTRACTS   PAID/(RECEIVED)   CONTRACTS   PAID/(RECEIVED)

  Options outstanding at
    June 30, 2000              425        $ 489,650          85         $ 100,355        5,000       $ 2,722,500
  Options purchased            130          107,595          --                --        5,390           186,035
  Options sold                (440)        (527,200)        (85)         (100,355)      (7,415)       (1,314,458)
  Options expired               --               --          --                --           --                --
                             -----        ---------         ---         ---------       ------       -----------
  Options outstanding at
    December 31, 2000          115        $  70,045          --         $      --        2,975       $ 1,594,077
                             =====        =========         ===         =========       ======       ===========

                                GOLD SHARES FUND
                           ---------------------------
                           NUMBER OF      PREMIUMS
                           CONTRACTS   PAID/(RECEIVED)

  Options outstanding at
    June 30, 2000            1,700        $ 968,850
  Options purchased            300          127,604
  Options sold                (785)        (427,605)
  Options expired               --               --
                             -----        ---------
  Options outstanding at
    December 31, 2000        1,215        $ 668,849
                             =====        =========

 F. FOREIGN CURRENCY TRANSACTIONS

 Some funds may invest in securities of foreign issuers. The accounting records of these funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted to U.S. dollars at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other unrealized foreign currency gains or losses are reported separately.

 G. FEDERAL INCOME TAXES

 The funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required.

---------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                    December 31, 2000
---------------------------------------------------------------------


 H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

 The funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications are made within the funds' capital accounts to reflect income and gains available for distribution under income tax regulations.

 The funds make distributions at least annually. The U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds accrue dividends, including short-term gains or losses, on a daily basis with payment monthly. Tax Free and Near-Term Tax Free pay monthly dividends. All American Equity and Equity Income pay quarterly dividends. Dividends and distributions payable at period end are processed for reinvestment on the following business day.

 I. EXPENSES

 Each fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Short-term trading fees collected from temporary investors in the funds are applied as a reduction of expenses to the extent of such related costs; any excess is treated as paid-in capital. Expense offset arrangements have been made with the funds' custodian so the custodian fees may be paid indirectly by credits earned on the funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

 J. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION

 The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2: RELATED PARTY TRANSACTIONS

 U.S. Global Investors, Inc. (Adviser), under an investment advisory agreement with the Trust in effect through February 28, 2002, furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of each fund according to its investment objectives, policies and limitations. The Adviser also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the funds, is the controlling owner of the Adviser.

---------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                    December 31, 2000
---------------------------------------------------------------------


 For the services of the Adviser, each fund pays a management fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:


                                                ANNUAL PERCENTAGE OF
                FUND                          AVERAGE DAILY NET ASSETS
  -------------------------------------------------------------------------

  Gold Shares, All American Equity,       .75% of the first $250,000,000
  Equity Income and Tax Free              and .50% of the excess

  U.S. Treasury Securities Cash and

  U.S. Government Securities              .50% of the first $250,000,000
  Savings                                 and .375% of the excess

  World Gold and Global Resources         1.00% of the first $250,000,000
                                          and .50% of the excess

  Near-Term Tax Free                      .50%

  China Region Opportunity                1.25%


 The Adviser has voluntarily agreed to reimburse specific funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the six months ended December 31, 2000, were voluntarily limited as follows: All American Equity at 1.00%, Tax Free and Near-Term Tax Free at .70% and U.S. Government Securities Savings at .40%.

 United Shareholder Services, Inc. (USSI), a wholly-owned subsidiary of the Adviser, is the transfer agent for the funds. Each fund pays an annual fee based on its number of shareholder accounts for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the funds. Brown Brothers Harriman & Co. serves as the custodian, fund accounting and administration service agent with a fee structure based on average net assets of the funds. Additionally, the Adviser was reimbursed at cost for in-house legal and internal administration services pertaining to each fund during the six months ended December 31, 2000, in the amounts of $200,947 and $13,656, respectively.

 During the six months ended December 31, 2000, A & B Mailers, Inc., a wholly-owned subsidiary of the Adviser, was paid $325,470 for mailing services provided to the funds.

 The five independent Trustees receive compensation for serving on the Board. The Chairman and members of special committees receive additional compensation. Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings. Frank E. Holmes receives no compensation from the funds for serving on the Board.

---------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                    December 31, 2000
---------------------------------------------------------------------


NOTE 3: INVESTMENT ACTIVITY

 Purchases and sales of long-term securities for the six months ended December 31, 2000, are summarized as follows:


                     FUND                       PURCHASES       SALES
  ----------------------------------------------------------------------

  Near-Term Tax Free                           $   950,018   $   347,933
  Tax Free                                         677,708     1,354,457
  Equity Income                                  1,730,280     2,846,417
  All American Equity                           17,031,692    21,259,067
  China Region Opportunity                         457,966     2,724,152
  Global Resources                               2,053,919     4,391,499
  World Gold                                    14,302,396    18,684,794
  Gold Shares                                    7,364,245     9,872,854


U.S. Treasury Securities Cash and U.S. Government Securities Savings held only short-term investments. The funds neither purchased nor sold long-term U.S. government securities during the period.

Investments in foreign issuers as a percent of total investments at December 31, 2000 were: 84.81% of China Region Opportunity, 21.12% of Global Resources, 83.39% of World Gold and 83.64% of Gold Shares.

The following table presents the income tax basis of the securities owned at December 31, 2000, and the tax basis components of net unrealized appreciation or depreciation:

                                                  GROSS          GROSS       NET UNREALIZED
                                  AGGREGATE     UNREALIZED     UNREALIZED     APPRECIATION
              FUND                 TAX COST    APPRECIATION   DEPRECIATION   (DEPRECIATION)
  -----------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash  $131,593,674  $        --    $         --    $         --
  U.S. Government Securities
   Savings                        772,632,239           --              --              --
  Near-Term Tax Free                5,561,316       98,379         (11,115)         87,264
  Tax Free                         17,753,551      482,767         (81,208)        401,559
  Equity Income                     6,260,417    1,497,717        (269,852)      1,227,865
  All American Equity              26,829,653   10,164,245      (3,316,694)      6,847,851
  China Region Opportunity         15,915,379    3,573,489      (3,945,113)       (371,624)
  Global Resources                 10,803,486    2,634,530        (279,032)      2,355,498
  World Gold                       64,870,205    3,639,654     (27,325,570)    (23,685,916)
  Gold Shares                      25,686,873    1,160,107      (5,260,847)     (4,100,740)

---------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                    December 31, 2000
---------------------------------------------------------------------


 Net realized capital loss carryforwards, for federal income tax purposes, may be used to offset current or future capital gains until expiration. The loss carryforwards and related expiration dates for each fund, as of December 31, 2000, are as follows:

                                                    LOSS              EXPIRATION
                     FUND                       CARRYFORWARDS            DATE
  -------------------------------------------------------------------------------
  U.S. Treasury Securities Cash                 $     18,188          2007 - 2008
  U.S. Government Securities Savings               1,628,174          2003 - 2005
  Near-Term Tax Free                                 218,101          2002 - 2008
  Tax Free                                           146,068                 2008
  China Region Opportunity                        11,259,949          2004 - 2008
  Global Resources                                 9,581,651          2007 - 2008
  World Gold                                      36,070,845          2001 - 2008
  Gold Shares                                    192,169,309          2001 - 2008

                                  POST OCTOBER 31, 1999       POST OCTOBER 31, 1999
              FUND                   CAPITAL LOSSES           CURRENCY LOSS DEFERRAL
  ----------------------------------------------------------------------------------
  Near-Term Tax Free                   $    60,736                   $     --
  Tax Free                                 461,374                         --
  Equity Income                            152,488                         --
  All American Equity                           --                     27,694
  China Region Opportunity               3,393,441                         --
  Global Resources                         364,234                     22,368
  World Gold                             1,901,601                         --
  Gold Shares                              977,686                    184,099

 The amounts above, in accordance with tax rules, are deemed to have occurred on July 1, 2000.

NOTE 4: RISKS OF CONCENTRATIONS

 China Region Opportunity may be exposed to risks not typically associated with investments in the United States, due to concentration of investments in foreign issuers in the region. These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.

 The investment policies of Gold Shares and World Gold present unique risks to their respective portfolios' values. The prices of gold and other precious metals may be subject to fluctuations caused by international monetary and political developments including trade or currency restrictions, currency devaluation and revaluation, and social and political conditions within a country. Fluctuations in the prices of gold and other precious metals will affect the market values of the securities held by these funds.

---------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                    December 31, 2000
---------------------------------------------------------------------


NOTE 5: REVOLVING DEMAND NOTES

 On March 1, 2000, each of the U.S. Global Investors Funds, along with other funds under common management, entered into revolving demand notes with Brown Brothers Harriman & Co. as denoted below subject to the borrowing limits as set forth in the funds' registration statement. These notes are collateralized by any or all of the securities held by Brown Bothers Harriman & Co. as the funds' custodian. Borrowings under these notes are charged interest at the current overnight Federal Funds Rate plus 2%. Each U.S. Global Investors Fund has a maximum borrowing limit of the lesser of 5% of its net asset value or $10 million. U.S. Government Securities Savings Fund and World Gold Fund had
 $65,182 and $775,057 in borrowings outstanding at December 31, 2000, respectively.

NOTE 6: SHARES OF BENEFICIAL INTEREST

 At December 31, 2000, individual shareholders holding more than 5% of outstanding shares comprised 14.77% of the Near-Term Tax Free Fund and 13.02% of the Tax Free Fund.

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  FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------


U.S. TREASURY SECURITIES CASH FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                               12/00       2000       1999       1998       1997       1996

NET ASSET VALUE, BEGINNING OF PERIOD           $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------

Investment Activities

  Net investment income                          .03        .04        .04        .04        .04        .04
  Net realized and unrealized gain                --         --         --         --         --         --
                                            --------   --------   --------   --------   --------   --------
  Total from investment activities               .03        .04        .04        .04        .04        .04
                                            --------   --------   --------   --------   --------   --------
Distributions

  From net investment income                    (.03)      (.04)      (.04)      (.04)      (.04)      (.04)
  From net realized gains                         --         --         --         --         --         --
                                            --------   --------   --------   --------   --------   --------
  Total distributions                           (.03)      (.04)      (.04)      (.04)      (.04)      (.04)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a)
(excluding account fees)                        2.72%      4.49%      3.92%      4.55%      4.35%      4.54%
Ratios to Average Net Assets(b):
  Net investment income                         5.39%      4.33%      3.87%      4.37%      4.22%      4.42%
  Total expenses                                 .97%      1.04%      1.01%       .96%      1.04%      1.03%

Net assets, end of period (in thousands)    $132,071   $137,172   $155,767   $149,421   $231,882   $188,844


(a) Total  returns for periods  less than one year are not  annualized.  Assumes investment  at  the  net  asset  value  at  the  beginning  of  the  period,
    reinvestment  of  all  distributions  and  a  complete   redemption  of  the
    investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods less than one year.

See accompanying notes to financial statements.

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  FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------


U.S. GOVERNMENT SECURITIES SAVINGS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                               12/00       2000       1999       1998       1997       1996

NET ASSET VALUE, BEGINNING OF PERIOD           $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------

Investment Activities

  Net investment income                          .03        .05        .05        .05        .05        .05
  Net realized and unrealized gain                --         --         --         --         --         --
                                            --------   --------   --------   --------   --------   --------
  Total from investment activities               .03        .05        .05        .05        .05        .05
                                            --------   --------   --------   --------   --------   --------
Distributions

  From net investment income                    (.03)      (.05)      (.05)      (.05)      (.05)      (.05)
  From net realized gains                         --         --         --         --         --         --
                                            --------   --------   --------   --------   --------   --------
  Total distributions                           (.03)      (.05)      (.05)      (.05)      (.05)      (.05)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a)
(excluding account fees)                        3.12%      5.44%      4.90%      5.38%      5.27%      5.34%
Ratios to Average Net Assets (b):
  Net investment income                         6.12%      5.26%      4.78%      5.25%      5.13%      5.28%
  Total expenses                                 .59%       .60%       .61%       .67%       .70%       .71%
  Expenses reimbursed or offset                 (.19)%     (.20)%     (.30)%     (.36)%     (.41)%     (.45)%
  Net expenses                                   .40%       .40%       .31%       .31%       .29%       .26%

Net assets, end of period (in thousands)    $775,654   $755,140   $790,148   $761,518   $691,769   $588,409


(a) Total  returns for periods  less than one year are not  annualized.  Assumes investment  at  the  net  asset  value  at  the  beginning  of  the  period,
    reinvestment  of  all  distributions  and  a  complete   redemption  of  the
    investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

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  FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------


NEAR-TERM TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                               12/00      2000      1999      1998      1997      1996

NET ASSET VALUE, BEGINNING OF PERIOD          $10.31    $10.47    $10.64    $10.49    $10.38    $10.47
----------------------------------------------------------------------------------------------------------

Investment Activities

  Net investment income                          .22       .44       .42       .43       .48       .47
  Net realized and unrealized gain (loss)        .23      (.17)     (.17)      .19       .12      (.09)
                                              ------    ------    ------    ------    ------    ------
  Total from investment activities               .45       .27       .25       .62       .60       .38
                                              ------    ------    ------    ------    ------    ------
Distributions

  From net investment income                    (.22)     (.43)     (.42)     (.47)     (.49)     (.47)
  In excess of net investment income              --        --        --        --        --        --
  From net realized gains                         --        --        --        --        --        --
  In excess of net realized gains                 --        --        --        --        --        --
                                              ------    ------    ------    ------    ------    ------
  Total distributions                           (.22)     (.43)     (.42)     (.47)     (.49)     (.47)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $10.54    $10.31    $10.47    $10.64    $10.49    $10.38
----------------------------------------------------------------------------------------------------------

TOTAL RETURN (a)
(excluding account fees)                        4.39%     2.65%     2.35%     6.02%     5.85%     3.68%
Ratios to Average Net Assets (b):
  Net investment income                         4.25%     4.10%     3.93%     4.12%     4.67%     4.41%
  Total expenses                                2.96%     2.45%     2.25%     1.83%     1.92%     1.75%
  Expenses reimbursed or offset                (2.26)%   (1.75)%   (1.55)%   (1.13)%   (1.52)%   (1.23)%
  Net expenses                                   .70%      .70%      .70%      .70%      .40%      .52%
Portfolio turnover rate                            7%       24%       38%       39%      103%       83%

Net assets, end of period (in thousands)      $5,738    $5,222    $7,411    $8,061    $7,360    $6,545


(a) Total  returns for periods  less than one year are not  annualized.  Assumes investment  at  the  net  asset  value  at  the  beginning  of  the  period,
    reinvestment  of  all  distributions  and  a  complete   redemption  of  the
    investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

---------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------


TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/00      2000      1999      1998      1997      1996

NET ASSET VALUE, BEGINNING OF PERIOD        $11.38    $11.80    $12.20    $11.89    $11.58    $11.55
-------------------------------------------------------------------------------------------------------

Investment Activities

  Net investment income                        .27       .56       .55       .57       .59       .59
  Net realized and unrealized gain
    (loss)                                     .54      (.39)     (.37)      .33       .31       .01
                                           -------   -------   -------   -------   -------   -------
  Total from investment activities             .81       .17       .18       .90       .90       .60
                                           -------   -------   -------   -------   -------   -------
Distributions

  From net investment income                  (.27)     (.55)     (.55)     (.59)     (.59)     (.57)
  In excess of net investment income            --        --        --        --        --        --
  From net realized gains                       --      (.04)     (.03)       --        --        --
  In excess of net realized gains               --        --        --        --        --        --
                                           -------   -------   -------   -------   -------   -------
  Total distributions                         (.27)     (.59)     (.58)     (.59)     (.59)     (.57)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $11.92    $11.38    $11.80    $12.20    $11.89    $11.58
-------------------------------------------------------------------------------------------------------

TOTAL RETURN (a)
(excluding account fees)                      7.17%     1.57%     1.39%     7.71%     7.93%     5.25%
Ratios to Average Net Assets (b):
  Net investment income                       4.62%     4.80%     4.54%     4.77%     5.00%     5.06%
  Total expenses                              1.63%     1.53%     1.45%     1.45%     1.46%     1.44%
  Expenses reimbursed or offset               (.93)%    (.83)%    (.75)%    (.75)%   (1.06)%   (1.08)%
  Net expenses                                 .70%      .70%      .70%      .70%      .40%      .36%
Portfolio turnover rate                          4%       16%       42%       49%       87%       69%

Net assets, end of period (in thousands)   $18,378   $18,380   $24,042   $21,400   $18,327   $19,949


(a) Total  returns for periods  less than one year are not  annualized.  Assumes investment  at  the  net  asset  value  at  the  beginning  of  the  period,
    reinvestment  of  all  distributions  and  a  complete   redemption  of  the
    investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

---------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------


EQUITY INCOME FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/00      2000      1999      1998      1997      1996

NET ASSET VALUE, BEGINNING OF PERIOD        $12.38    $14.59    $15.32    $14.49    $14.94    $13.35
-------------------------------------------------------------------------------------------------------

Investment Activities

  Net investment income (loss)                (.04)     (.10)      .17       .23       .31       .35
  Net realized and unrealized gain
    (loss)                                    (.28)     (.05)      .72      2.84      1.77      1.84
                                            ------    ------    ------   -------    ------    ------
  Total from investment activities            (.32)     (.15)      .89      3.07      2.08      2.19
                                            ------    ------    ------   -------    ------    ------
Distributions

  From net investment income                    --        --      (.17)     (.28)     (.27)     (.35)
  In excess of net investment income            --        --        --        --        --        --
  From net realized gains                       --     (2.06)    (1.45)    (1.96)    (2.26)     (.25)
  In excess of net realized gains               --        --        --        --        --        --
                                            ------    ------    ------   -------    ------    ------
  Total distributions                           --     (2.06)    (1.62)    (2.24)    (2.53)     (.60)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $12.06    $12.38    $14.59    $15.32    $14.49    $14.94
-------------------------------------------------------------------------------------------------------

TOTAL RETURN (a)
(excluding account fees)                     (2.58)%   (1.32)%    6.50%    23.92%    15.58%    16.60%
Ratios to Average Net Assets (b):
  Net investment income (loss)                (.62)%    (.79)%    1.15%     1.54%     2.18%     2.45%
  Total expenses                              2.98%     2.72%     2.56%     2.14%     2.20%     2.10%
  Expenses reimbursed or offset                 --        --        --        --      (.01)%    (.02)%
  Net expenses                                2.98%     2.72%     2.56%     2.14%     2.19%     2.08%
Portfolio turnover rate                         23%       14%      101%       29%       88%       51%

Net assets, end of period (in thousands)    $7,665    $8,431    $9,933   $11,137    $9,615    $9,698


(a) Total  returns for periods  less than one year are not  annualized.  Assumes investment  at  the  net  asset  value  at  the  beginning  of  the  period,
    reinvestment  of  all  distributions  and  a  complete   redemption  of  the
    investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

---------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------


ALL AMERICAN EQUITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/00      2000      1999      1998      1997      1996

NET ASSET VALUE, BEGINNING OF PERIOD        $45.18    $44.78    $38.80    $31.34    $24.55    $20.08
-------------------------------------------------------------------------------------------------------

Investment Activities

  Net investment income                        .04       .33       .26       .38       .38       .41
  Net realized and unrealized gain
    (loss)                                   (7.62)      .90      7.10      8.06      7.64      4.44
                                           -------   -------   -------   -------   -------   -------
  Total from investment activities           (7.58)     1.23      7.36      8.44      8.02      4.85
                                           -------   -------   -------   -------   -------   -------
Distributions

  From net investment income                  (.03)     (.33)     (.25)     (.37)     (.43)     (.38)
  In excess of net investment income            --        --      (.01)     (.03)       --        --
  From net realized gains                    (8.32)     (.50)    (1.12)     (.58)     (.80)       --
  In excess of net realized gains               --        --        --        --        --        --
                                           -------   -------   -------   -------   -------   -------
  Total distributions                        (8.35)     (.83)    (1.38)     (.98)    (1.23)     (.38)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $29.25    $45.18    $44.78    $38.80    $31.34    $24.55
-------------------------------------------------------------------------------------------------------

TOTAL RETURN (a)
(excluding account fees)                    (17.33)%    2.72%    19.49%    27.31%    33.68%    24.31%
Ratios to Average Net Assets (b):
  Net investment income                        .21%      .28%      .66%     1.03%     1.51%     1.84%
  Total expenses                              1.72%     1.53%     1.56%     1.61%     1.81%     1.90%
  Expenses reimbursed or offset               (.72)%    (.53)%    (.56)%    (.64)%   (1.14)%   (1.22)%
  Net expenses                                1.00%     1.00%     1.00%      .97%      .67%      .68%
Portfolio turnover rate                         47%       21%       25%       24%        7%       16%

Net assets, end of period (in thousands)   $34,244   $44,038   $53,202   $34,671   $25,478   $15,220


(a) Total  returns for periods  less than one year are not  annualized.  Assumes investment  at  the  net  asset  value  at  the  beginning  of  the  period,
    reinvestment  of  all  distributions  and  a  complete   redemption  of  the
    investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

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  FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------


CHINA REGION OPPORTUNITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/00      2000      1999      1998      1997      1996

NET ASSET VALUE, BEGINNING OF PERIOD         $6.11     $5.58     $4.09     $8.60     $6.43     $6.67
-------------------------------------------------------------------------------------------------------

Investment Activities

  Net investment income (loss)                (.06)     (.02)     (.03)      .03       .05       .08
  Net realized and unrealized gain
    (loss)                                   (1.20)      .55      1.55     (4.49)     2.15      (.22)
                                           -------   -------   -------   -------   -------   -------
  Total from investment activities           (1.26)      .53      1.52     (4.46)     2.20      (.14)
                                           -------   -------   -------   -------   -------   -------
Distributions

  From net investment income                  (.06)       --        --      (.05)     (.03)     (.08)
  In excess of net investment income            --        --      (.03)       --        --      (.02)
  From net realized gains                       --        --        --        --        --        --
                                           -------   -------   -------   -------   -------   -------
  Total distributions                         (.06)       --      (.03)     (.05)     (.03)     (.10)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $4.79     $6.11     $5.58     $4.09     $8.60     $6.43
-------------------------------------------------------------------------------------------------------

TOTAL RETURN (a)
(excluding account fees)                    (20.61)%    9.50%    37.50%   (52.06)%   34.38%    (2.07)%
Ratios to Average Net Assets (b):
  Net investment income (loss)               (1.67)%    (.40)%   (1.18)%     .39%      .87%     1.24%
  Total expenses                              3.37%     3.10%     4.41%     2.60%     2.54%     2.60%
  Expenses reimbursed or offset                 --        --        --        --      (.32)%    (.45)%
  Net expenses                                3.37%     3.10%     4.41%     2.60%     2.22%     2.15%
Portfolio turnover rate                          3%       40%       13%       17%       24%       37%

Net assets, end of period (in thousands)   $15,208   $21,273   $29,156   $19,460   $42,099   $20,967


(a) Total  returns for periods  less than one year are not  annualized.  Assumes investment  at  the  net  asset  value  at  the  beginning  of  the  period,
    reinvestment  of  all  distributions  and  a  complete   redemption  of  the
    investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

---------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------


GLOBAL RESOURCES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/00      2000      1999      1998      1997      1996

NET ASSET VALUE, BEGINNING OF PERIOD         $3.88     $4.01     $4.47     $7.33     $6.98     $5.76
-------------------------------------------------------------------------------------------------------

Investment Activities

  Net investment (loss)                       (.04)     (.08)     (.07)     (.01)     (.05)     (.01)
  Net realized and unrealized gain
    (loss)                                     .52      (.05)     (.15)    (1.95)     1.34      1.31
                                           -------   -------   -------   -------   -------   -------
  Total from investment activities             .48      (.13)     (.22)    (1.96)     1.29      1.30
                                           -------   -------   -------   -------   -------   -------
Distributions

  From net investment income                    --        --        --        --      (.04)       --
  In excess of net investment income            --        --        --        --        --      (.01)
  From net realized gains                       --        --        --      (.04)     (.90)     (.07)
  In excess of net realized gains               --        --      (.24)     (.86)       --        --
                                           -------   -------   -------   -------   -------   -------
  Total distributions                           --        --      (.24)     (.90)     (.94)     (.08)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $4.36     $3.88     $4.01     $4.47     $7.33     $6.98
-------------------------------------------------------------------------------------------------------

TOTAL RETURN (a)
(excluding account fees)                     12.37%    (3.24)%   (4.12)%  (29.79)%   18.96%    22.80%
Ratios to Average Net Assets (b):
  Net investment income (loss)               (1.80)%   (1.87)%   (1.83)%   (1.51)%    (.76)%    (.13)%
  Total expenses                              3.80%     3.79%     4.34%     2.42%     2.34%     2.58%
  Expenses reimbursed or offset                 --        --        --      (.04)%    (.04)%    (.01)%
  Net expenses                                3.80%     3.79%     4.34%     2.38%     2.30%     2.57%
Portfolio turnover rate                         16%       55%      153%      192%       52%      117%

Net assets, end of period (in thousands)   $13,785   $13,530   $16,964   $18,958   $29,983   $24,534


(a) Total  returns for periods  less than one year are not  annualized.  Assumes investment  at  the  net  asset  value  at  the  beginning  of  the  period,
    reinvestment  of  all  distributions  and  a  complete   redemption  of  the
    investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

---------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------


WORLD GOLD FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/00      2000      1999       1998       1997       1996

NET ASSET VALUE, BEGINNING OF PERIOD         $6.43     $7.79     $9.86     $15.95     $21.12     $15.81
-----------------------------------------------------------------------------------------------------------

Investment Activities

  Net investment income (loss)                (.07)     (.01)      .02       (.05)      (.12)      (.08)
  Net realized and unrealized gain
    (loss)                                   (1.29)    (1.35)    (2.08)     (5.90)     (3.94)      5.39
                                           -------   -------   -------   --------   --------   --------
  Total from investment activities           (1.36)    (1.36)    (2.06)     (5.95)     (4.06)      5.31
                                           -------   -------   -------   --------   --------   --------
Distributions

  From net investment income                  (.02)       --      (.01)        --      (1.11)        --
  In excess of net investment income            --        --        --       (.14)        --         --
  From net realized gains                       --        --        --         --         --         --
                                           -------   -------   -------   --------   --------   --------
  Total distributions                         (.02)       --      (.01)      (.14)     (1.11)        --
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $5.05     $6.43     $7.79      $9.86     $15.95     $21.12
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN (a)
(excluding account fees)                    (21.14)%  (17.46)%  (20.89)%   (37.41)%   (20.10)%    33.59%
Ratios to Average Net Assets (b):
  Net investment income (loss)               (1.92)%   (1.41)%     .27%      (.72)%     (.60)%     (.40)%
  Total expenses                              2.97%     2.50%     2.18%      1.74%      1.54%      1.53%
  Expenses reimbursed or offset                 --        --      (.06)%       --       (.02)%     (.02)%
  Net expenses                                2.97%     2.50%     2.12%      1.74%      1.52%      1.51%
Portfolio turnover rate                         31%       93%      252%        43%        40%        26%

Net assets, end of period (in thousands)   $41,126   $57,019   $96,057   $149,759   $187,466   $248,781


(a) Total  returns for periods  less than one year are not  annualized.  Assumes investment  at  the  net  asset  value  at  the  beginning  of  the  period,
    reinvestment  of  all  distributions  and  a  complete   redemption  of  the
    investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

---------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------


GOLD SHARES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/00      2000      1999     1998*      1997*       1996*

NET ASSET VALUE, BEGINNING OF PERIOD         $2.92     $3.42     $3.79     $9.40     $18.40      $21.40
-----------------------------------------------------------------------------------------------------------

Investment Activities

  Net investment income (loss)                (.06)     (.15)     (.11)      .01        .40         .50
  Net realized and unrealized (loss)          (.25)     (.35)     (.26)    (5.50)     (8.90)      (3.00)
                                           -------   -------   -------   -------    -------    --------
  Total from investment activities            (.31)     (.50)     (.37)    (5.49)     (8.50)      (2.50)
                                           -------   -------   -------   -------    -------    --------
Distributions

  From net investment income                    --        --        --      (.11)      (.50)       (.50)
  In excess of net investment income            --        --        --      (.01)        --          --
  From net realized gains                       --        --        --        --         --          --
                                           -------   -------   -------   -------    -------    --------
  Total distributions                           --        --        --      (.12)      (.50)       (.50)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $2.61     $2.92     $3.42     $3.79      $9.40      $18.40
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN (a)
(excluding account fees)                    (10.62)%  (14.62)%   (9.76)%  (58.83)%   (46.49)%    (11.73)%
Ratios to Average Net Assets (b):
  Net investment income (loss)               (4.23)%   (3.98)%   (2.88)%     .53%      2.68%       1.81%
  Total expenses                              6.41%     5.74%     5.59%     2.67%      1.84%       1.58%
  Expenses reimbursed or offset                 --        --      (.35)%    (.20)%     (.04)%      (.04)%
  Net expenses                                6.41%     5.74%     5.24%     2.47%      1.80%       1.54%
Portfolio turnover rate                         36%       82%      388%      220%        44%         24%

Net assets, end of period (in thousands)   $21,672   $25,836   $38,286   $46,251    $79,598    $153,839


  * The values shown above for the periods have been adjusted to reflect the 1-for-10 reverse stock split, which was effective on July 1, 1998.

(a) Total  returns for periods  less than one year are not  annualized.  Assumes investment  at  the  net  asset  value  at  the  beginning  of  the  period,
    reinvestment  of  all  distributions  and  a  complete   redemption  of  the
    investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

---------------------------------------------------------------------
 ADDITIONAL INFORMATION
---------------------------------------------------------------------


SHAREHOLDER VOTES

On August 16, 2000 a special meeting of the shareholders of U. S. Global Investors Funds was held. The results of the votes were as follows:

                                                                                                BROKER

          PROPOSAL                   FOR          AGAINST       WITHHELD     ABSENTION        NON-VOTES
-----------------------------------------------------------------------------------------------------------
PROPOSAL 1

THE ELECTION OF TWO TRUSTEES.

Clark R. Mandigo                 508,243,257              0    18,095,658             0              0
W. W. McAllister, III            507,871,868              0    18,467,047             0              0

The following trustees continued their duties:

John P. Allen,
E. Douglas Hodo,
W.C.J. van Rensburg,
Frank E. Holmes.
-----------------------------------------------------------------------------------------------------------
PROPOSAL 2

TO RATIFY THE  SELECTION OF ARTHUR  ANDERSEN LLP AS  INDEPENDENT  AUDITOR OF THE
TRUST.

All Funds                        507,517,553      7,483,986             0    11,337,375              0
-----------------------------------------------------------------------------------------------------------
PROPOSAL 3

TO AUTHORIZE THE TRUSTEES TO
ADOPT AN AMENDED AND RESTATED
MASTER TRUST AGREEMENT.

All Funds                        475,441,632     33,566,323             0    16,506,786        824,173
-----------------------------------------------------------------------------------------------------------
PROPOSAL 4A

TO AMEND THE INVESTMENT
RESTRICTION CONCERNING THE
ISSUANCE OF SENIOR
SECURITIES.

China Region Opportunity           1,752,334    110,845,704             0        71,102         47,371
All American Equity                  522,793         17,176             0        21,398          9,317
Equity Income                        352,662         30,607             0         9,561          4,648
Gold Shares                        3,821,725        496,440             0       188,759        229,982
World Gold                         3,990,213        396,080             0       272,740        392,095
Global Resources                   1,597,129        177,500             0        45,152        105,029
Tax Free                             960,465         38,882             0        24,927         11,073
Near-Term Tax Free                   267,839          8,552             0        24,834              0
U.S. Government Securities
  Savings                        390,729,254     31,106,473             0    10,947,066              0
U.S. Treasury Securities Cash     67,210,645      6,997,513             0     3,008,162              0
-----------------------------------------------------------------------------------------------------------
PROPOSAL 4B

TO AMEND THE INVESTMENT
RESTRICTION CONCERNING
UNDERWRITING.

China Region Opportunity           1,768,301         88,470             0        77,510         47,371
All American Equity                  523,069         14,533             0        23,765          9,317
Equity Income                        353,733         21,458             0        17,639          4,648
Gold Shares                        3,828,708        479,586             0       198,631        229,982
World Gold                         4,067,842        305,690             0       285,501        392,095
Global Resources                   1,614,505        159,663             0        45,614        105,029
Tax Free                             964,274         35,027             0        24,973         11,073
Near-Term Tax Free                   265,691          8,621             0        26,912              0
U.S. Government Securities
  Savings                        395,019,629     25,797,123             0    11,966,042              0
U.S. Treasury Securities Cash     67,419,970      6,664,560             0     3,131,790              0


                                                                              99


---------------------------------------------------------------------
 ADDITIONAL INFORMATION
---------------------------------------------------------------------

                                                                                                BROKER
          PROPOSAL                   FOR          AGAINST       WITHHELD     ABSENTION        NON-VOTES
-----------------------------------------------------------------------------------------------------------
PROPOSAL 4C

TO AMEND THE INVESTMENT
RESTRICTION CONCERNING
BORROWING.

China Region Opportunity           1,742,382        121,763             0        70,136         47,371
All American Equity                  511,758         26,432             0        23,176          9,317
Equity Income                        347,129         36,203             0         9,499          4,648
Gold Shares                        3,763,896        561,614             0       181,414        229,982
World Gold                         3,932,217        458,360             0       268,456        392,095
Global Resources                   1,570,223        208,607             0        40,952        105,029
Tax Free                             951,581         49,824             0        22,868         11,073
Near-Term Tax Free                   266,111         10,279             0        24,834              0
U.S. Government Securities
  Savings                        384,511,953     36,321,287             0    11,949,554              0
U.S. Treasury Securities Cash     65,824,007      8,435,454             0     2,956,859              0
-----------------------------------------------------------------------------------------------------------
PROPOSAL 4D

TO AMEND THE INVESTMENT
RESTRICTION CONCERNING
INVESTMENTS IN REAL ESTATE.

China Region Opportunity           1,771,073         92,064             0        71,143         47,371
All American Equity                  523,080         15,058             0        23,228          9,317
Equity Income                        352,559         30,207             0        10,065          4,648
Gold Shares                        3,836,833        483,201             0       186,890        229,982
World Gold                         4,033,639        349,550             0       275,844        392,095
Global Resources                   1,611,335        171,853             0        36,593        105,029
Tax Free                             970,446         31,365             0        22,462         11,073
Near-Term Tax Free                   267,427          8,963             0        24,834              0
U.S. Government Securities
  Savings                        388,134,844     32,526,231             0    12,121,718              0
U.S. Treasury Securities Cash     66,734,310      7,454,652             0     3,027,358              0
-----------------------------------------------------------------------------------------------------------
PROPOSAL 4E

TO AMEND THE INVESTMENT
RESTRICTION CONCERNING THE
PURCHASE OR SALE OF
COMMODITIES.

China Region Opportunity           1,735,243        130,005             0        69,033         47,371
All American Equity                  515,531         23,259             0        22,575          9,317
Equity Income                        345,246         32,802             0        14,783          4,648
Gold Shares                        3,811,166        522,008             0       173,751        229,982
World Gold                         4,020,601        385,365             0       253,067        392,095
Global Resources                   1,597,527        185,771             0        36,484        105,029
Tax Free                             947,666         53,797             0        22,810         11,073
Near-Term Tax Free                   265,800         10,591             0        24,834              0
U.S. Government Securities
  Savings                        380,643,774     41,250,905             0    10,888,115              0
U.S. Treasury Securities Cash     65,612,140      8,594,856             0     3,009,325              0
-----------------------------------------------------------------------------------------------------------
PROPOSAL 4F

TO AMEND THE INVESTMENT
RESTRICTION CONCERNING THE
LENDING OF ASSETS.

China Region Opportunity           1,737,589        121,640             0        75,052         47,371
All American Equity                  512,272         24,975             0        24,119          9,317
Equity Income                        336,768         44,099             0        11,964          4,648
Gold Shares                        3,764,752        521,461             0       220,711        229,982
World Gold                         3,941,606        434,024             0       283,403        392,095
Global Resources                   1,548,941        202,922             0        67,919        105,029
Tax Free                             938,373         54,004             0        31,896         11,073
Near-Term Tax Free                   255,608         17,268             0        28,349              0
U.S. Government Securities
  Savings                        381,778,138     36,382,544             0    14,622,111              0
U.S. Treasury Securities Cash     64,999,499      8,621,837             0     3,594,984              0


100


---------------------------------------------------------------------
 ADDITIONAL INFORMATION
---------------------------------------------------------------------

                                                                                                BROKER
          PROPOSAL                   FOR          AGAINST       WITHHELD     ABSENTION        NON-VOTES
-----------------------------------------------------------------------------------------------------------
PROPOSAL 4G

TO AMEND AND RECLASSIFY THE
INVESTMENT RESTRICTION
CONCERNING MARGIN PURCHASES
OF SECURITIES.

China Region Opportunity           1,701,673        159,752             0        72,856         47,371
All American Equity                  511,812         26,381             0        23,172          9,317
Equity Income                        342,776         36,589             0        13,466          4,648
Gold Shares                        3,674,706        612,649             0       219,570        229,982
World Gold                         3,882,257        487,510             0       289,267        392,095
Global Resources                   1,534,158        223,789             0        61,835        105,029
Tax Free                             938,496         55,192             0        30,586         11,073
Near-Term Tax Free                   255,105         18,190             0        27,930              0
U.S. Government Securities
  Savings                        373,987,385     44,804,815             0    13,990,594              0
U.S. Treasury Securities Cash     64,882,477      8,954,212             0     3,379,631              0
-----------------------------------------------------------------------------------------------------------
PROPOSAL 4H

TO AMEND AND RECLASSIFY THE
INVESTMENT RESTRICTION
CONCERNING SHORT SALES.

China Region Opportunity           1,723,130        140,245             0        70,906         47,371
All American Equity                  515,972         21,001             0        24,394          9,317
Equity Income                        330,818         43,832             0        18,181          4,648
Gold Shares                        3,784,017        529,866             0       193,042        229,982
World Gold                         3,926,325        444,469             0       288,239        392,095
Global Resources                   1,556,262        217,478             0        46,042        105,029
Tax Free                             943,927         48,996             0        31,350         11,073
Near-Term Tax Free                   264,418          8,876             0        27,930              0
U.S. Government Securities
  Savings                        374,420,189     45,135,999             0    13,226,605              0
U.S. Treasury Securities Cash     65,249,138      8,893,202             0     3,073,980              0
-----------------------------------------------------------------------------------------------------------
PROPOSAL 4I

TO ELIMINATE THE INVESTMENT
RESTRICTION CONCERNING
RESTRICTED SECURITIES.

China Region Opportunity           1,728,953        120,481             0        84,847         47,371
All American Equity                  511,787         24,299             0        25,280          9,317
Equity Income                        335,659         41,637             0        15,534          4,648
Gold Shares                        3,775,442        529,808             0       201,674        229,982
World Gold                         3,912,612        456,786             0       289,634        392,095
Global Resources                   1,549,213        208,991             0        61,578        105,029
Tax Free                             931,915         59,344             0        33,014         11,073
Near-Term Tax Free                   260,674          8,589             0        31,962              0
U.S. Government Securities
  Savings                        375,491,977     41,833,102             0    15,457,714              0
U.S. Treasury Securities Cash     65,199,598      8,937,140             0     3,079,582              0
-----------------------------------------------------------------------------------------------------------
PROPOSAL 4J

TO ELIMINATE THE INVESTMENT
RESTRICTION CONCERNING
INVESTMENTS IN WARRANTS.

Gold Shares Fund                   3,835,820        474,703             0       196,401        229,982
-----------------------------------------------------------------------------------------------------------
PROPOSAL 4K

TO AMEND THE INVESTMENT
RESTRICTION CONCERNING
INDUSTRY CONCENTRATION.

U.S. Government Securities
  Savings                        378,704,724     42,497,014             0    11,581,054              0
U.S. Treasury Securities Cash     65,744,630      8,741,070             0     2,730,620              0


---------------------------------------------------------------------
 ADDITIONAL INFORMATION
---------------------------------------------------------------------

                                                                                                BROKER
          PROPOSAL                   FOR          AGAINST       WITHHELD     ABSENTION        NON-VOTES
-----------------------------------------------------------------------------------------------------------
PROPOSAL 4L

TO ELIMINATE THE ISSUER
PERCENTAGE RESTRICTION
REGARDING INVESTMENTS.

China Region Opportunity           1,774,476         89,240             0        70,565         47,371
All American Equity                  518,385         16,390             0        26,592          9,317
Equity Income                        343,980         26,945             0        21,906          4,648
Tax Free                             963,478         38,489             0        22,307         11,073
Near-Term Tax Free                   265,628          8,173             0        27,424              0
U.S. Government Securities
  Savings                        389,626,099     27,215,953             0        15,940              0
U.S. Treasury Securities Cash     67,228,731      6,532,365             0     3,455,225              0
-----------------------------------------------------------------------------------------------------------
PROPOSAL 5

TO RECLASSIFY THE CHINA
REGION OPPORTUNITY FUND AS
NONDIVERSIFIED.

China Region Opportunity           1,768,418        111,030             0        54,833         47,371
-----------------------------------------------------------------------------------------------------------

102